UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Marina Belaya, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BofA Funds

Annual Report

August 31, 2015

•  BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	25
Federal Income Tax Information	26
Fund Governance	27
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2015

Municipal Bonds – 91.7%
	Par ($)	Value ($)
CALIFORNIA – 91.7%
CA City of Los Angeles
Series 2015
2.000% 06/30/16	5,500,000	5,576,416
CA City of Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.020% 03/01/49 (09/03/15) (a)(b)	1,375,000	1,375,000
CA Corona
Country Hills Apartments,
Series 1995 A, DPCE: FHLMC 0.020% 02/01/25 (09/03/15) (a)(b)	4,795,000	4,795,000
CA County of Riverside
Series 2015
2.000% 06/30/16	7,000,000	7,098,786
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.020% 10/15/29 (09/03/15) (a)(b)	6,700,000	6,700,000
CA Eclipse Funding Trust
Series 2007
LOC: U.S. Bank N.A. 0.030% 05/01/37 (09/03/15) (a)(b)(c)	3,785,000	3,785,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.020% 02/15/31 (09/03/15) (a)(b)	4,655,000	4,655,000
CA Golden Empire Schools Financing Authority
Kern High School District
Series 2015 0.220% 05/01/16 (09/03/15) (a)(d)	11,155,000	11,155,097
	Par ($)	Value ($)
CA Health Facilities Financing Authority
Series 2011 B
LOC: U.S. Bank N.A. 0.010% 07/01/41 (09/01/15) (a)(b)	3,525,000	3,525,000
Stanford Hospital & Clinics,
Series 2008 B2: 0.110% 11/15/45 (11/04/15) (a)(d)	7,500,000	7,500,000
0.140% 11/15/45 (12/03/15) (a)(d)	8,850,000	8,850,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.020% 08/01/26 (09/03/15) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Kruger & Sons, Inc.,
Series 2002, AMT, LOC: Bank of the West 0.100% 11/01/28 (09/03/15) (a)(b)	2,340,000	2,340,000
Le Lycee Francais De Los,
Series 2006, LOC: U.S. Bank N.A. 0.060% 09/01/36 (09/03/15) (a)(b)	1,685,000	1,685,000
Prinsco, Inc.,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.070% 05/01/28 (09/03/15) (a)(b)	3,350,000	3,350,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.090% 08/01/28 (09/02/15) (a)(b)	1,145,000	1,145,000
CA Irvine Ranch Water District
Series 2011 A-1,
0.050% 10/01/37 (09/03/15) (a)(d)	1,000,000	1,000,000
Series 2011 A-2,
0.050% 10/01/37 (09/03/15) (a)(d)	9,000,000	9,000,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Irvine Unified School District
Series 2014 B-9-1,
LOC: Sumitomo Mitsui Banking 0.010% 09/01/54 (09/02/15) (a)(b)	4,000,000	4,000,000
CA Kern Water Bank Authority
Series 2003 A
LOC: Wells Fargo Bank N.A. 0.010% 07/01/28 (09/03/15) (a)(b)	3,782,000	3,782,000
CA Los Angeles County, Capital Asset Leasing Corp.
0.070% 11/06/15	4,600,000	4,600,000
0.080% 12/11/15	3,000,000	3,000,000
CA Los Angeles Department of Water & Power
Series 2001 B-3
SPA: Royal Bank of Canada 0.010% 07/01/35 (09/03/15) (a)(b)	10,500,000	10,500,000
CA Metropolitan Water District of Southern California
Series 2015 A1
0.010% 07/01/35 (09/03/15) (a)(d)	6,500,000	6,500,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.030% 07/01/22 (09/01/15) (a)(b)	1,792,000	1,792,000
CA Northern California Power Agency
Series 2008 A,
LOC: Bank of Montreal 0.010% 07/01/32 (09/02/15) (a)(b)	10,000,000	10,000,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Bank of the West 0.030% 06/01/35 (09/03/15) (a)(b)	2,915,000	2,915,000
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.010% 09/01/35 (09/01/15) (a)(b)	4,460,000	4,460,000
	Par ($)	Value ($)
CA Pollution Control Financing Authority
Bay Counties Waste Services,
Series 2014 AMT, LOC: Comerica Bank 0.100% 08/01/34 (09/02/15) (a)(b)	2,105,000	2,105,000
Pacific Gas & Electric Co.:
Series 1996 E, LOC: JPMorgan Chase Bank 0.010% 11/01/26 (09/01/15) (a)(b)	1,000,000	1,000,000
Series 1996,
LOC: JPMorgan Chase Bank 0.010% 11/01/26 (09/01/15) (a)(b)	1,600,000	1,600,000
Zerep Management Corp.,
Series 2014 AMT, LOC: Comerica Bank 0.100% 10/01/44 (09/02/15) (a)(b)	2,650,000	2,650,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente,
Series 2011 E-21, LOC: Royal Bank of Canada 0.020% 10/01/15 (09/03/15) (a)(b)(c)	14,100,000	14,100,000
CA Sacramento Municipal Utility District
Series 2012 L
LOC: U.S. Bank N.A. 0.010% 08/15/41 (09/03/15) (a)(b)	14,615,000	14,615,000
CA San Francisco City & County Airports Comm-San Francisco International Airport
GTY AGMT: Royal Bank of Canada
0.050% 11/17/15	10,000,000	10,000,000
Series 2009
LOC: Bank of Tokyo-Mitsubishi UFJ
0.010% 05/01/26 (09/02/15) (a)(b)	10,100,000	10,100,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo Bank N.A. 0.060% 09/01/31 (09/03/15) (a)(b)	13,725,000	13,725,000
CA San Jose Redevelopment Agency
0.170% 02/16/16	7,030,000	7,030,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.030% 04/01/39 (09/03/15) (a)(b)	10,000,000	10,000,000
CA Santa Clara Valley Water District
0.060% 11/09/15	7,200,000	7,200,000
CA School Cash Reserve Program Authority
Series 2015 A
2.000% 06/30/16	5,000,000	5,069,257
CA Sequoia Union High School District
Series 2015
1.000% 06/30/16	4,000,000	4,023,108
CA Southern California Public Power Authority
Series 2009
LOC: Wells Fargo Bank N.A. 0.010% 07/01/36 (09/02/15) (a)(b)	6,990,000	6,990,000
Series A-1 2009
LOC: U.S. Bank N.A. 0.010% 07/01/36 (09/02/15) (a)(b)	2,700,000	2,700,000
CA State Department of Water Resources
0.020% 09/09/15	10,000,000	10,000,000
CA Statewide Communities Development Authority
0.030% 09/03/15	7,000,000	7,000,000
Birchcrest Preservation,
Series 2001 S AMT, LOC: U.S. Bank N.A. 0.030% 08/01/32 (09/01/15) (a)(b)	955,000	955,000
Kaiser Permanente:
Series 9B-3 0.140% 10/06/15	1,500,000	1,500,000
Series 9B-4: 0.140% 10/07/15	7,000,000	7,000,000
0.140% 11/03/15	4,000,000	4,000,000
Series 9B-5 0.230% 01/05/16	6,250,000	6,250,000
Series K
0.230% 01/06/16	5,000,000	5,000,000
Painted Turtle Gang Foundation,
Series 2003, LOC: Wells Fargo Bank N.A. 0.010% 04/01/33 (09/03/15) (a)(b)	1,600,000	1,600,000
	Par ($)	Value ($)
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of CA N.A. 0.040% 02/01/35 (09/03/15) (a)(b)	8,115,000	8,115,000
Rady Children's Hospital,
Series 2008 C LOC: Northern Trust Company 0.010% 08/15/36 (09/03/15) (a)(b)	10,850,000	10,850,000
Summit Rose Apartments LP,
Series 2015 K 0.400% 02/01/17 (08/01/16) (a)(d)	7,000,000	7,000,677
CA State
Kindergarten:
Series 2004 A2, LOC: State Street Bank & Trust Co., 0.010% 05/01/34 (09/01/15) (a)(b)	8,200,000	8,200,000
Series 2004 A3, LOC: State Street Bank & Trust Co., 0.010% 05/01/34 (09/01/15) (a)(b)	14,900,000	14,900,000
Series 2003 A-2 LOC: Bank of Montreal 0.010% 05/01/33 (09/01/15) (a)(b)	6,950,000	6,950,000
Series 2005 A-2-1, LOC: Barclays Bank PLC 0.010% 05/01/40 (09/02/15) (a)(b)	2,350,000	2,350,000
Series 2013
4.000% 10/01/15	1,000,000	1,003,120
CA Tender Option Bond Trust Receipts/Certificates
Series 2015
LIQ FAC: JPMorgan Chase Bank: 0.030% 05/15/21 (09/03/15) (a)(b)(c)	1,900,000	1,900,000
0.030% 04/01/22 (09/03/15) (a)(b)(c)	2,225,000	2,225,000
0.030% 05/15/22 (09/03/15) (a)(b)(c)	5,975,000	5,975,000
CA University of California
Series 2013,
0.010% 05/15/48 (09/03/15) (a)(d)	3,300,000	3,300,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CA West Covina Community Development Commission
Lakes Public Parking Project,
Series 1988, LOC: Wells Fargo Bank N.A. 0.120% 08/01/18 (09/02/15) (a)(b)	1,715,000	1,715,000
California Total		371,430,461
Total Municipal Bonds (cost of $371,430,461)		371,430,461
Closed-End Investment Companies – 8.3%
CALIFORNIA – 8.3%
CA Nuveen Dividend Advantage Municipal Fund
Series 2014 AMT,
LIQ FAC: Citibank N.A.:
0.090% 08/01/40 (09/03/15) (a)(b)(c)	23,500,000	23,500,000
0.090% 12/01/40 (09/03/15) (a)(b)(c)	10,000,000	10,000,000
California Total		33,500,000
Total Closed-End Investment Companies (cost of $33,500,000)		33,500,000
Total Investments – 100.0% (cost of $404,930,461) (e)		404,930,461
Other Assets & Liabilities, Net – 0.0%		135,914
Net Assets – 100.0%		405,066,375

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $61,485,000 or 15.2% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(e)  Cost for federal income tax purposes is $404,930,461.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$371,430,461	$—	$371,430,461
Total Closed-End Investment Companies	—	33,500,000	—	33,500,000
Total Investments	$—	$404,930,461	$—	$404,930,461

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	91.7
Closed-End Investment Companies	8.3
100.0
Other Assets & Liabilities, Net	0.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	404,930,461
	Cash	95,713
	Receivable for:
	Interest	119,948
	Expense reimbursement due from investment advisor	16,682
	Prepaid expenses	3,387
	Total Assets	405,166,191
Liabilities	Payable for:
	Investment advisory fee	7,354
	Administration fee	5,916
	Pricing and bookkeeping fees	9,679
	Transfer agent fee	322
	Trustees' fees	2,858
	Audit fee	35,027
	Legal fee	21,225
	Custody fee	1,800
	Chief Compliance Officer expenses	1,341
	Other liabilities	14,294
	Total Liabilities	99,816
	Net Assets	405,066,375
Net Assets Consist of	Paid-in capital	405,341,403
	Accumulated net realized loss	(275,028)
	Net Assets	405,066,375

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
August 31, 2015

Adviser Class Shares	Net assets	$6,030,332
	Shares outstanding	6,029,704
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$55,796,618
	Shares outstanding	55,790,812
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$6,720,860
	Shares outstanding	6,720,160
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$195,589
	Shares outstanding	195,568
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,789,867
	Shares outstanding	4,789,369
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,002
	Shares outstanding	10,001
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$331,523,107
	Shares outstanding	331,487,999
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	321,183
Expenses	Investment advisory fee	554,344
	Administration fee	276,128
	Distribution fee:
	Daily Class Shares	26,670
	Investor Class Shares	6,188
	Service fee:
	Adviser Class Shares	15,616
	Daily Class Shares	19,050
	Investor Class Shares	15,469
	Liquidity Class Shares	27
	Shareholder administration fee:
	Institutional Class Shares	81
	Trust Class Shares	287,485
	Transfer agent fee	15,514
	Pricing and bookkeeping fees	98,609
	Trustees' fees	31,391
	Custody fee	9,836
	Legal fees	98,375
	Chief Compliance Officer expenses	7,888
	Other expenses	108,223
	Total Expenses	1,570,894
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(878,814)
	Fees waived by distributor:
	Adviser Class Shares	(15,607)
	Daily Class Shares	(45,709)
	Institutional Class Shares	(79)
	Investor Class Shares	(21,646)
	Liquidity Class Shares	(26)
	Trust Class Shares	(287,830)
	Net Expenses	321,183
	Net Investment Income	—
	Net realized gain on investments	152,147
	Net Increase Resulting from Operations	152,147

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net realized gain on investments	152,147	43,539
	Net increase resulting from operations	152,147	43,539
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(369)
	Capital Class Shares	—	(4,426)
	Daily Class Shares	—	(563)
	Institutional Class Shares	—	(9)
	Investor Class Shares	—	(329)
	Liquidity Class Shares	—	(1)
	Trust Class Shares	—	(17,088)
	Total distributions to shareholders	—	(22,785)
	Net Capital Stock Transactions	16,084,174	(72,568,855)
	Contribution from advisor (See Note 3)	294,816	—
	Total increase (decrease) in net assets	16,531,137	(72,548,101)
Net Assets	Beginning of period	388,535,238	461,083,339
	End of period	405,066,375	388,535,238
	Undistributed net investment income at end of period	—	—

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	—	—	10,311	10,311
Distributions reinvested	—	—	40	40
Redemptions	(455,258)	(455,258)	(6,620,470)	(6,620,470)
Net decrease	(455,258)	(455,258)	(6,610,119)	(6,610,119)
Capital Class Shares
Subscriptions	94,809,573	94,809,573	293,566,171	293,566,171
Distributions reinvested	—	—	2,275	2,275
Redemptions	(119,267,597)	(119,267,597)	(323,889,883)	(323,889,883)
Net decrease	(24,458,024)	(24,458,024)	(30,321,437)	(30,321,437)
Daily Class Shares
Subscriptions	—	—	10,456	10,456
Redemptions	(1,895,266)	(1,895,266)	(3,335,401)	(3,335,401)
Net decrease	(1,895,266)	(1,895,266)	(3,324,945)	(3,324,945)
Institutional Class Shares
Subscriptions	—	—	40,001	40,001
Distributions reinvested	—	—	5	5
Redemptions	(10,603)	(10,603)	(1,304)	(1,304)
Net increase (decrease)	(10,603)	(10,603)	38,702	38,702
Investor Class Shares
Subscriptions	6,538,135	6,538,135	9,649,037	9,649,037
Distributions reinvested	—	—	21	21
Redemptions	(7,344,610)	(7,344,610)	(6,926,078)	(6,926,078)
Net increase (decrease)	(806,475)	(806,475)	2,722,980	2,722,980
Liquidity Class Shares
Distributions reinvested	—	—	1	1
Redemptions	(1,136)	(1,136)	—	—
Net increase (decrease)	(1,136)	(1,136)	1	1
Trust Class Shares
Subscriptions	654,195,821	654,195,821	551,960,544	551,960,544
Distributions reinvested	—	—	8	8
Redemptions	(610,484,885)	(610,484,885)	(587,034,589)	(587,034,589)
Net increase (decrease)	43,710,936	43,710,936	(35,074,037)	(35,074,037)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—		—	(a)
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.05%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.58%		0.56%	0.57%		0.57%		0.55%
Net expenses	0.09%		0.11%	0.19	%(f)	0.23	%(f)	0.32	%(f)
Waiver/Reimbursement	0.49%		0.45%	0.38%		0.34%		0.23%
Net investment income	—		—	—	%(e)(f)	—	(f)	—	%(e)(f)
Net assets, end of period (000s)	$6,030		$6,478	$13,083		$43,603		$62,936

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—	(a)	0.001
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	0.001
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	(0.001)		(0.001)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.01%	0.01%		0.08%		0.14%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.33%		0.31%	0.32%		0.32%		0.30%
Net expenses	0.09%		0.11%	0.17	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.24%		0.20%	0.15%		0.12%		0.10%
Net investment income	—		—	0.01	%(e)	0.03	%(e)	0.11	%(e)
Net assets, end of period (000s)	$55,797		$80,166	$110,464		$75,981		$117,232

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—		—	(a)
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.05%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.93%		0.91%	0.92%		0.92%		0.90%
Net expenses	0.09%		0.11%	0.18	%(f)	0.23	%(f)	0.32	%(f)
Waiver/Reimbursement	0.84%		0.80%	0.74%		0.69%		0.58%
Net investment income	—		—	—	%(e)(f)	—	(f)	—	%(e)(f)
Net assets, end of period (000s)	$6,721		$8,607	$11,929		$17,086		$35,567

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—	(a)	0.001
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	0.001
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	(0.001)		(0.001)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return(b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.05%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.37%		0.35%	0.36%		0.35%		0.34%
Net expenses	0.09%		0.11%	0.19	%(f)	0.22	%(f)	0.23	%(f)
Waiver/Reimbursement	0.28%		0.24%	0.17%		0.13%		0.11%
Net investment income	—		—	0.01	%(f)	—	%(e)(f)	0.08	%(f)
Net assets, end of period (000s)	$196		$206	$167		$686		$110,499

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—		—	(a)
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return(b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.05%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.68%		0.66%	0.67%		0.66%		0.65%
Net expenses	0.09%		0.11%	0.19	%(f)	0.22	%(f)	0.30	%(f)
Waiver/Reimbursement	0.59%		0.55%	0.48%		0.44%		0.35%
Net investment income	—		—	—	%(e)(f)	—	(f)	—	%(e)(f)
Net assets, end of period (000s)	$4,790		$5,590	$2,870		$9,007		$6,201

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—		—	(a)
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return(b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.04%		0.03%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.58%		0.56%	0.57%		0.56%		0.55%
Net expenses	0.09%		0.11%	0.19	%(f)	0.21	%(f)	0.28	%(f)
Waiver/Reimbursement	0.49%		0.45%	0.38%		0.35%		0.27%
Net investment income	—		—	—	%(e)(f)	—	(f)	—	%(e)(f)
Net assets, end of period (000s)	$10		$11	$11		$1		$701

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	—	(a)	—	(a)	0.001
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	0.001
Less Distributions to Shareholders:
From net investment income	—		— (a)	—	(a)	—	(a)	(0.001)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return(b)(c)	0.00	%(d)	0.01%	0.00	%(e)	0.05%		0.06%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.43%		0.41%	0.42%		0.41%		0.40%
Net expenses	0.09%		0.11%	0.18	%(f)	0.22	%(f)	0.28	%(f)
Waiver/Reimbursement	0.34%		0.30%	0.24%		0.19%		0.12%
Net investment income	—		—	—	%(e)(f)	—	%(e)(f)	0.02	%(f)
Net assets, end of period (000s)	$331,523		$287,477	$322,559		$372,451		$381,369

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2015

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

18

BofA California Tax-Exempt Reserves, August 31, 2015

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

Within the period September 1, 2014 to August 31, 2015, the Advisor made voluntary capital contributions to the Fund in the amount of $294,816.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from capital

19

BofA California Tax-Exempt Reserves, August 31, 2015

contributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
$—	$294,816	$(294,816)

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Tax-Exempt Income	$—	$22,785

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2015, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2018	$275,026

Capital loss carry forwards of $446,963 were utilized by the Fund during the year ended August 31, 2015.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as

20

BofA California Tax-Exempt Reserves, August 31, 2015

described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

21

BofA California Tax-Exempt Reserves, August 31, 2015

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$460,481	$488,543	$587,907	$1,536,931	$—

22

BofA California Tax-Exempt Reserves, August 31, 2015

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one

23

BofA California Tax-Exempt Reserves, August 31, 2015

investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of California, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of California. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

25

Federal Income Tax Information (Unaudited) – BofA California Tax-Exempt Reserves

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

27

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.

28

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

29

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CATE-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	36
Federal Income Tax Information	37
Fund Governance	38
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Cash Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Capital Class Shares	1,000.00	1,000.00	1,000.30	1,024.25	0.96	0.97	0.19
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Institutional Capital Shares	1,000.00	1,000.00	1,000.30	1,024.25	0.96	0.97	0.19
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.05	1.16	1.17	0.23
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Investor II Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2015

Certificates of Deposit – 34.4%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.190% 09/15/15	50,000,000	50,000,000
0.272% 11/09/15 (09/09/15) (a)(b)	70,000,000	70,000,000
0.282% 11/04/15 (09/04/15) (a)(b)	50,000,000	50,000,000
0.282% 12/04/15 (09/04/15) (a)(b)	59,443,000	59,443,000
0.365% 01/22/16 (09/22/15) (a)(b)	50,000,000	50,000,000
Bank of Nova Scotia Houston
0.270% 10/07/15 (09/01/15) (a)(b)	25,000,000	25,000,000
0.270% 11/02/15 (09/01/15) (a)(b)	25,000,000	25,000,000
0.280% 12/03/15 (09/01/15) (a)(b)	88,000,000	88,000,000
0.300% 11/23/15 (09/23/15) (a)(b)	15,945,000	15,945,061
0.350% 01/07/16 (09/01/15) (a)(b)	48,000,000	48,000,000
0.360% 02/11/16 (09/01/15) (a)(b)	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.290% 10/05/15	14,000,000	14,000,000
0.318% 09/01/15	8,000,000	8,000,000
0.338% 10/28/15 (09/28/15) (a)(b)	41,000,000	41,000,000
0.348% 11/30/15 (09/28/15) (a)(b)	21,000,000	21,000,000
BNP Paribas NY
0.200% 09/04/15	85,000,000	85,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.372% 02/22/16 (09/22/15) (a)(b)	63,000,000	63,000,000
Credit Industriel et Commercial NY
0.230% 09/03/15	100,000,000	100,000,000
0.250% 09/01/15	7,000,000	7,000,000
0.380% 11/05/15	15,000,000	15,002,156
Credit Suisse NY
0.230% 09/01/15	80,500,000	80,500,000
0.230% 09/04/15	50,000,000	50,000,000
0.310% 09/02/15	38,000,000	38,000,000
0.580% 09/18/15	1,723,000	1,723,218
DNB NOR Bank ASA NY
0.130% 09/02/15	11,000,000	11,000,000

	Par ($)	Value ($)
0.288% 10/15/15 (09/15/15) (a)(b)	95,000,000	95,000,000
0.315% 10/29/15	100,000,000	100,000,000
HSBC Bank USA NA
0.285% 09/16/15	41,000,000	41,000,000
0.298% 10/16/15 (09/16/15) (a)(b)	65,000,000	65,000,000
0.301% 11/06/15 (09/08/15) (a)(b)	37,000,000	37,000,000
0.315% 09/15/15	25,000,000	25,000,000
0.328% 12/01/15 (09/01/15) (a)(b)	55,000,000	55,000,000
0.340% 11/16/15	25,000,000	25,000,000
Mizuho Corporate Bank Ltd./NY
0.270% 09/10/15	16,584,000	16,584,041
0.270% 09/15/15	19,250,000	19,250,000
0.290% 10/15/15	92,000,000	92,000,000
National Bank of Canada NY
0.415% 09/11/15	4,073,000	4,073,129
Natixis NY
0.240% 09/04/15	100,000,000	100,000,000
0.240% 09/10/15	38,000,000	38,000,000
Nordea Bank Finland PLC NY
0.340% 11/19/15	58,500,000	58,499,996
Skandinaviska Enskilda Banken AB/NY
0.240% 09/10/15	17,720,000	17,720,088
State Street Bank & Trust
0.193% 01/11/16 (09/11/15) (a)(b)	40,773,000	40,773,000
0.199% 12/14/15 (09/15/15) (a)(b)	168,000,000	168,000,000
0.331% 01/06/16 (09/08/15) (a)(b)	78,000,000	78,000,000
Sumitomo Mitsui Banking Corp./NY
0.280% 10/02/15	52,273,000	52,272,991
0.290% 10/01/15	22,000,000	22,000,000
0.320% 09/11/15	6,673,000	6,673,185
0.320% 11/30/15	73,750,000	73,750,000
0.344% 10/14/15 (09/14/15) (a)(b)	35,000,000	35,000,000
0.350% 11/23/15 (09/23/15) (a)(b)	32,525,000	32,525,000
0.419% 02/25/16 (09/25/15) (a)(b)	60,750,000	60,750,000
Svenska Handelsbanken/NY
0.215% 09/16/15	55,679,000	55,679,347

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2015

Certificates of Deposit (continued)
	Par ($)	Value ($)
0.305% 11/25/15	40,000,000	40,000,472
Toronto-Dominion Bank NY
0.340% 12/16/15	71,285,000	71,285,000
0.343% 01/07/16 (09/08/15) (a)(b)	50,000,000	50,000,000
UBS AG Stamford, CT
0.383% 01/14/16 (09/21/15) (a)(b)	83,000,000	83,000,000
0.390% 01/15/16 (09/24/15) (a)(b)	50,000,000	50,000,000
Wells Fargo Bank N.A.
0.270% 10/08/15 (09/01/15) (a)(b)	50,000,000	50,000,000
0.271% 11/12/15 (09/08/15) (a)(b)	68,000,000	68,000,000
0.274% 11/12/15 (09/08/15) (a)(b)	50,000,000	50,000,000
0.278% 10/08/15 (09/17/15) (a)(b)	15,000,000	15,000,000
0.340% 01/06/16 (09/01/15) (a)(b)	87,000,000	87,000,000
0.360% 02/18/16 (09/01/15) (a)(b)	36,000,000	36,000,000
Total Certificates of Deposit (cost of $3,071,449,684)		3,071,449,684
Commercial Paper – 17.4%
ANZ National International Ltd.
0.358% 12/29/15 (09/29/15) (a)(b)(c)	54,723,000	54,723,000
Bank Nederlandse Gemeenten NV
0.290% 10/13/15 (c)(d)	37,207,000	37,194,412
0.360% 12/07/15 (c)(d)	1,769,000	1,767,284
Bank of Nova Scotia (The)
0.279% 09/04/15 (c)	50,000,000	50,000,000
BNZ International Funding Ltd.
0.350% 01/05/16 (09/08/15) (a)(b)(c)	43,495,000	43,495,000
Caisse des Depots et Consignations
0.210% 09/17/15 (c)(d)	35,619,000	35,615,676
0.220% 09/16/15 (c)(d)	7,000,000	6,999,358
Collateralized Commercial Paper Co. LLC
0.370% 12/01/15 (d)(e)	11,000,000	10,989,712
0.400% 12/14/15 (d)(e)	13,000,000	12,984,978
0.520% 02/22/16 (d)(e)	30,000,000	29,924,600

	Par ($)	Value ($)
Collateralized Commercial Paper II Co. LLC
0.324% 10/01/15 (c)(e)	27,000,000	27,000,000
0.424% 01/14/16 (09/14/15) (a)(b)(c)(e)	1,315,000	1,315,156
Danaher Corp.
0.160% 09/04/15 (c)(d)	33,527,000	33,526,553
0.200% 09/03/15 (c)(d)	30,413,000	30,412,662
DNB NOR Bank ASA NY
0.280% 10/01/15 (c)(d)	20,000,000	19,995,333
0.294% 10/14/15 (09/14/15) (a)(b)(c)	40,000,000	40,000,000
0.325% 10/29/15 (c)(d)	37,000,000	36,980,626
Erste Abwicklungsanstalt
0.210% 09/10/15 (c)(d)	37,802,000	37,800,015
0.320% 11/23/15 (c)(d)	16,667,000	16,654,704
General Electric Capital Corp.
0.190% 09/08/15 (d)	25,000,000	24,999,076
0.280% 11/09/15 (09/01/15) (a)(b)	115,000,000	115,000,000
HSBC Bank PLC
0.272% 10/09/15 (09/09/15) (a)(b)(c)	13,000,000	13,000,000
JP Morgan Securities LLC
0.289% 10/01/15 (09/01/15) (a)(b)	6,000,000	6,000,000
0.351% 11/10/15 (09/10/15) (a)(b)	13,517,000	13,517,873
0.397% 02/29/16 (09/29/15) (a)(b)	15,000,000	15,000,000
KFW
0.110% 09/01/15 (c)	33,185,000	33,185,000
Mizuho Corporate Bank Ltd.
0.280% 09/21/15 (c)(d)	8,433,000	8,431,688
National Bank of Canada
0.280% 09/17/15 (c)(d)	21,750,000	21,747,293
0.363% 12/03/15 (09/08/15) (a)(b)(c)	59,367,000	59,367,000
Nederlandse Waterschaps
0.310% 11/30/15 (c)(d)	36,250,000	36,221,906
0.330% 12/07/15 (c)(d)	81,481,000	81,408,550
NRW. Bank
0.185% 09/14/15 (c)(d)	54,924,000	54,920,331
San Jose, CA International Airport
0.320% 09/04/15	12,875,000	12,875,000

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2015

Commercial Paper (continued)
	Par ($)	Value ($)
Swedbank AB
0.285% 09/01/15	40,000,000	40,000,000
Toyota Credit Puerto Rico
0.230% 09/11/15 (d)	17,228,000	17,226,899
0.230% 09/15/15 (d)	8,614,000	8,613,230
Toyota Motor Credit Corp.
0.200% 09/10/15 (d)	77,850,000	77,846,108
0.200% 09/14/15 (d)	47,655,000	47,651,558
0.269% 12/07/15 (09/02/15) (a)(b)	20,000,000	20,000,000
0.282% 11/16/15 (09/21/15) (a)(b)	40,155,000	40,155,000
0.368% 02/29/16 (09/28/15) (a)(b)	100,000,000	100,000,000
0.369% 02/23/16 (09/28/15) (a)(b)	57,000,000	57,000,000
Westpac Securities NZ Ltd.
0.350% 12/11/15 (c)(d)	15,376,000	15,360,902
0.361% 02/08/16 (09/08/15) (a)(b)(c)	109,811,000	109,806,952
Total Commercial Paper (cost of $1,556,713,435)		1,556,713,435
Asset-Backed Commercial Paper – 13.8%
Albion Capital Corp.
0.150% 09/04/15 (c)(d)	47,610,000	47,609,405
0.230% 09/16/15 (c)(d)	18,538,000	18,536,223
Chariot Funding LLC
0.330% 11/30/15 (c)(d)	94,808,000	94,729,783
0.430% 12/29/15 (c)(d)	17,216,000	17,191,529
Ciesco LLC
0.250% 09/01/15 (c)	15,388,000	15,388,000
CRC Funding LLC
0.200% 09/14/15 (c)(d)	26,347,000	26,345,097
Fairway Finance Corp.
0.280% 09/03/15 (c)(d)	13,700,000	13,699,787
0.283% 11/20/15 (09/21/15) (a)(b)(c)	13,565,000	13,564,699
0.311% 01/08/16 (09/08/15) (a)(b)(c)	17,521,000	17,519,142
Jupiter Securitization Co. LLC
0.420% 12/23/15 (c)(d)	9,985,000	9,971,836
0.430% 12/29/15 (c)(d)	17,216,000	17,191,529
Kells Funding LLC
0.250% 09/04/15 (c)(d)	15,655,000	15,654,674
0.287% 09/30/15 (09/20/15) (a)(b)(c)	30,000,000	29,999,716

	Par ($)	Value ($)
0.300% 10/29/15 (c)(d)	40,527,000	40,525,902
0.330% 12/11/15 (c)(d)	33,584,000	33,552,907
Liberty Street Funding LLC
0.340% 11/09/15 (c)(d)	27,878,000	27,859,833
0.340% 11/12/15 (c)(d)	8,745,000	8,739,053
0.380% 12/03/15 (c)(d)	13,803,000	13,789,450
0.390% 11/30/15 (c)(d)	28,981,000	28,952,744
Manhattan Asset Funding Co. LLC
0.210% 09/01/15	9,083,000	9,083,000
0.210% 09/02/15 (d)	5,374,000	5,373,969
0.210% 09/09/15 (d)	13,440,000	13,439,373
0.210% 09/10/15 (d)	11,438,000	11,437,400
MetLife Short Term Funding LLC
0.170% 09/09/15 (c)(d)	8,889,000	8,888,664
Mont Blanc Capital Corp.
0.250% 09/16/15 (c)(d)	22,587,000	22,584,647
0.320% 11/13/15 (c)(d)	9,419,000	9,412,888
Old Line Funding LLC
0.288% 11/16/15 (09/16/15) (a)(b)(c)	13,000,000	13,000,000
0.288% 11/17/15 (09/17/15) (a)(b)(c)	13,000,000	13,000,000
0.289% 11/30/15 (09/30/15) (a)(b)(c)	32,170,000	32,170,000
0.366% 01/04/16 (09/24/15) (a)(b)(c)	20,200,000	20,200,000
0.370% 01/05/16 (09/07/15) (a)(b)(c)	1,831,000	1,830,883
0.390% 02/01/16 (09/01/15) (a)(b)(c)	55,101,000	55,101,000
0.391% 01/04/16 (09/16/15) (a)(b)(c)	7,635,000	7,634,345
0.410% 02/16/16 (09/16/15) (a)(b)(c)	35,000,000	35,000,000
0.520% 02/25/16 (c)(d)	4,040,000	4,029,671
Regency Markets No. 1 LLC
0.130% 09/04/15 (c)(d)	47,274,000	47,273,488
Sheffield Receivables Co. LLC
0.270% 09/01/15 (c)	103,000,000	103,000,000
Thunder Bay Funding LLC
0.398% 12/28/15 (09/08/15) (a)(b)(c)	55,000,000	55,000,000
0.398% 12/28/15 (09/09/15) (a)(b)(c)	45,306,000	45,306,000
0.400% 12/01/15 (c)(d)	10,433,000	10,422,451
0.460% 01/22/16 (c)(d)	13,491,000	13,466,349

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2015

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
Versailles Commercial Paper LLC
0.260% 09/11/15 (c)(d)	14,515,000	14,513,952
0.300% 10/28/15 (c)(d)	32,290,000	32,274,662
0.310% 11/13/15 (c)(d)	23,548,000	23,533,197
0.320% 11/09/15 (c)(d)	24,222,000	24,207,144
Victory Receivables Corp.
0.200% 09/09/15 (c)(d)	30,000,000	29,998,667
0.210% 09/09/15 (c)(d)	24,000,000	23,998,880
0.260% 10/02/15 (c)(d)	1,335,000	1,334,701
Working Capital Management Co.
0.200% 09/08/15 (c)(d)	1,987,000	1,986,923
0.210% 09/03/15 (c)(d)	18,175,000	18,174,788
0.210% 09/04/15 (c)(d)	36,857,000	36,856,355
Total Asset-Backed Commercial Paper (cost of $1,234,354,706)		1,234,354,706
Time Deposits – 8.6%
Citibank N.A.
0.090% 09/01/15	256,841,000	256,841,000
Credit Agricole SA
0.070% 09/01/15	57,030,000	57,030,000
Swedbank AB
0.070% 09/01/15	456,300,000	456,300,000
Total Time Deposits (cost of $770,171,000)		770,171,000
Corporate Bonds – 1.7%
ANZ National International Ltd.
1.850% 10/15/15 (c)	8,954,000	8,970,003
Bank of Montreal
0.800% 11/06/15	873,000	873,661
Bank of Nova Scotia (The)
0.750% 10/09/15	11,100,000	11,104,869
2.050% 10/07/15	2,857,000	2,861,756
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% 09/11/15 (c)	16,526,000	16,535,249
Caisse Centrale Desjardins du Quebec
2.650% 09/16/15 (c)	5,281,000	5,285,891
Canadian Imperial Bank of Commerce
0.900% 10/01/15	7,215,000	7,217,771
2.350% 12/11/15	15,086,000	15,167,124
Coca-Cola Co.
0.293% 09/01/15	5,000,000	5,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125% 10/13/15	2,763,000	2,768,674

	Par ($)	Value ($)
General Electric Capital Corp.
4.375% 09/21/15	3,126,000	3,132,882
Metropolitan Life Global Funding I
2.500% 09/29/15 (c)	40,294,000	40,358,434
National Australia Bank Ltd.
2.750% 09/28/15 (c)	11,672,000	11,692,374
Royal Bank of Canada
0.800% 10/30/15	8,227,000	8,233,055
Shell International Finance BV
0.381% 11/10/15	16,692,000	16,694,294
Total Corporate Bonds (cost of $155,896,037)		155,896,037
Municipal Bonds (a)(f) – 1.6%
Colorado – 0.4%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-1, SPA: FHLB 0.150% 10/01/33 (09/02/15)	9,205,000	9,205,000
Series 2004 A1,
SPA: FHLB 0.120% 10/01/34 (09/02/15)	15,020,000	15,020,000
Series 2008 C1,
SPA: FHLB 0.100% 10/01/38 (09/02/15)	6,625,000	6,625,000
Series 2005 B-1,
SPA: FHLB 0.150% 04/01/40 (09/02/15)	5,345,000	5,345,000
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.250% 12/01/29 (09/03/15)	1,565,000	1,565,000
Colorado Total		37,760,000
Florida – 0.1%
FL Sunshine State Governmental Financing Commission
0.350% 10/09/15	7,230,000	7,230,000
Florida Total		7,230,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2015

Municipal Bonds (a)(f) (continued)
	Par ($)	Value ($)
Illinois – 0.0%
IL University of Illinois
Series 2014 C
LOC: Northern Trust Company 0.130% 04/01/44 (09/03/15)	2,650,000	2,650,000
Illinois Total		2,650,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.030% 07/01/34 (09/03/15)	5,415,000	5,415,000
Series 2007 G,
SPA: FHLB 0.150% 01/01/38 (09/03/15)	880,000	880,000
Series 2009 G,
SPA: FHLB 0.170% 01/01/39 (09/03/15)	795,000	795,000
Iowa Total		7,090,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.190% 01/01/26 (09/03/15)	2,400,000	2,400,000
Maryland Total		2,400,000
Massachusetts – 0.1%
MA Simmons College
Series 2008,
LOC: TD Bank N.A. 0.140% 10/01/22 (09/03/15)	5,485,000	5,485,000
Massachusetts Total		5,485,000

	Par ($)	Value ($)
Minnesota – 0.3%
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.130% 12/01/43 (09/03/15)	22,395,000	22,395,000
Minnesota Total		22,395,000
New Jersey – 0.1%
NJ North Hudson Sewerage Authority
Series 2012
LOC: TD Bank N.A. 0.120% 06/01/44 (09/03/15)	6,385,000	6,385,000
New Jersey Total		6,385,000
New York – 0.2%
NY Housing Finance Agency
Series 2015 B
LOC: Landesbank Hessen-Thüringen: 0.080% 11/01/44 (09/02/15)	15,235,000	15,235,000
West 60th Realty LLC,
Series 2014 B1 LOC: Manufacturers & Traders: 0.220% 05/01/46 (09/02/15)	3,830,000	3,830,000
New York Total		19,065,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.190% 10/01/34 (09/03/15)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.2%
OR Housing & Community Services Department
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.030% 07/01/36 (09/03/15)	4,460,000	4,460,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2015

Municipal Bonds (a)(f) (continued)
	Par ($)	Value ($)
Single Family,
Series 2006 F, AMT,
SPA: State Street Bank & Trust Co.
0.040% 07/01/37 (09/03/15)	17,650,000	17,650,000
Oregon Total		22,110,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2005 E,
SPA: BMO Harris Bank N.A. 0.160% 03/01/36 (09/02/15)	2,170,000	2,170,000
Series 2008 B
SPA: BMO Harris Bank N.A. 0.130% 03/01/33 (09/02/15)	1,085,000	1,085,000
Wisconsin Total		3,255,000
Total Municipal Bonds (cost of $141,175,000)		141,175,000
Government & Agency Obligations – 0.4%
U.S. Government Agencies – 0.4%
Federal Farm Credit Bank
0.200% 01/13/16 (09/01/15) (a)(b)	28,120,000	28,119,479
0.220% 04/18/16 (09/18/15) (a)(b)	2,000,000	2,000,069
0.250% 02/01/16 (09/01/15) (a)(b)	2,700,000	2,700,458
U.S. Government Agencies Total		32,820,006
Total Government & Agency Obligations (cost of $32,820,006)		32,820,006
Closed-End Investment Company – 0.1%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.110% 12/01/40 (09/07/15) (a)(b)(c)	5,900,000	5,900,000
Total Closed-End Investment Company (cost of $5,900,000)		5,900,000

Par ($)	Value ($)

Repurchase Agreements – 22.0%

Joint Repurchase Agreement
Treasury & Agency Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $456,465,788) (g)	456,464,000	456,464,000
Joint Repurchase Agreement
Treasury Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $183,009,626) (g)	183,009,000	183,009,000
Repurchase agreement with
ABN Amro NV, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 04/01/45, market value $37,099,875 (repurchase proceeds $36,372,141)	36,372,000	36,372,000
Repurchase agreement with
ABN Amro NV, dated 08/31/15, due 09/01/15 at 0.150%, collateralized by U.S. Treasury obligations and corporate bonds with various maturities to 07/25/23, market value $57,277,188 (repurchase proceeds $54,557,227)	54,557,000	54,557,000
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/31/15, due 09/01/15 at 0.300%, collateralized by a preferred stock and corporate bonds with various maturities to 05/15/41, market value $19,218,235 (repurchase proceeds $17,038,142)	17,038,000	17,038,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
BNP Paribas Prime Brokerage, Inc., dated 08/31/15, due 10/15/15 at 0.420%, collateralized by a common stock, preferred stocks and corporate bonds with various maturities to 05/15/41, market value $31,472,926 (repurchase proceeds $28,064,726) (b)(h)	28,050,000	28,050,000
Repurchase agreement with
Citigroup Global Markets, Inc., dated 08/31/15, due 09/01/15 at 0.200%, collateralized by common stocks, market value $10,919,064 (repurchase proceeds $10,085,056)	10,085,000	10,085,000
Repurchase agreement with
Citigroup Global Markets, Inc., dated 08/31/15, due 10/05/15 at 0.320%, collateralized by common stocks, market value $38,000,340 (repurchase proceeds $35,010,889) (h)	35,000,000	35,000,000
Repurchase agreement with
Goldman Sachs & Co., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/45, market value $59,080,621 (repurchase proceeds $57,922,177)	57,922,000	57,922,000
Repurchase agreement with
HSBC Bank PLC, dated 08/17/15, at 0.220%, collateralized by common stocks and U.S. Treasury obligations with various maturities to 07/15/24, market value $124,548,350 (b)(h)(i)	122,092,000	122,092,000

	Par ($)	Value ($)
Repurchase agreement with
HSBC Securities USA, Inc., dated 08/03/15, at 0.170%, collateralized by corporate bonds with various maturities to 02/15/25, market value $46,385,868 (b)(h)(i)	44,173,000	44,173,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/43, market value $24,116,124 (repurchase proceeds $23,642,085)	23,642,000	23,642,000
Repurchase agreement with
ING Financial Markets LLC, dated 08/31/15, due 09/01/15 at 0.220%, collateralized by common stocks, market value $37,287,488 (repurchase proceeds $34,076,208)	34,076,000	34,076,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 06/09/15, due 09/04/15 at 0.540%, collateralized by corporate bonds with various maturities to 05/01/32, market value $10,518,079 (repurchase proceeds $9,561,461)	9,549,000	9,549,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 06/22/15, due 09/21/15 at 0.530%, collateralized by corporate bonds with various maturities to 05/01/32, market value $10,571,546 (repurchase proceeds $9,612,861)	9,600,000	9,600,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/31/15, due 10/15/15 at 0.425%, collateralized by exchange-traded funds, market value $88,001,036 (repurchase proceeds $80,042,460) (h)	80,000,000	80,000,000
Repurchase agreement with
J.P. Morgan Clearing Corp., dated 08/31/15, due 11/30/15 at 0.625%, collateralized by a common stock and corporate bonds with various maturities to 12/15/37, market value $142,420,526 (repurchase proceeds $129,675,415) (h)	129,471,000	129,471,000
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/43, market value $44,519,081 (repurchase proceeds $43,646,158)	43,646,000	43,646,000
Repurchase agreement with
Mizuho Securities USA, Inc., dated 07/09/15, due 10/05/15 at 0.280%, collateralized by corporate bonds with various maturities to 06/15/25, market value $89,754,952 (repurchase proceeds $85,503,482)	85,445,000	85,445,000
Repurchase agreement with
RBC Capital Markets, dated 08/10/15, due 09/10/15 at 0.250%, collateralized by corporate bonds with various maturities to 08/04/25, market value $69,087,954 (repurchase proceeds $65,802,163) (h)	65,788,000	65,788,000

	Par ($)	Value ($)
Repurchase agreement with
RBC Capital Markets, dated 08/31/15, due 10/30/15 at 0.250%, collateralized by corporate bonds with various maturities to 02/15/25, market value $108,082,501 (repurchase proceeds $102,977,890) (b)(h)	102,935,000	102,935,000
Repurchase agreement with
RBC Capital Markets, dated 08/31/15, due 10/30/15 at 0.300%, collateralized by common stocks and exchange-traded funds, market value $50,410,130 (repurchase proceeds $45,849,914) (h)	45,827,000	45,827,000
Repurchase agreement with
Societe Generale NY, dated 08/31/15, due 09/01/15 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/65, market value $111,297,794 (repurchase proceeds $109,115,455)	109,115,000	109,115,000
Repurchase agreement with
TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 11/30/20, market value $42,663,724 (repurchase proceeds $41,827,151)	41,827,000	41,827,000
Repurchase agreement with
TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by corporate bonds with various maturities to 04/14/20, market value $22,566,361 (repurchase proceeds $21,491,084)	21,491,000	21,491,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 07/13/15, due 10/09/15 at 0.490%, collateralized by common stocks and preferred stocks, market value $21,417,633 (repurchase proceeds $19,492,320)	19,469,000	19,469,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/05/15, due 09/04/15 at 0.320%, collateralized by corporate bonds with various maturities to 04/06/21, market value $15,865,107 (repurchase proceeds $15,110,028)	15,106,000	15,106,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/17/15, due 09/16/15 at 0.330%, collateralized by corporate bonds with various maturities to 04/11/22, market value $10,501,444 (repurchase proceeds $10,002,750)	10,000,000	10,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/25/15, due 09/01/15 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 03/29/18, market value $14,187,187 (repurchase proceeds $13,908,379)	13,908,000	13,908,000

	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/26/15, due 09/02/15 at 0.120%, collateralized by a U.S. Treasury obligation maturing 08/15/18, market value $56,747,875 (repurchase proceeds $55,635,298)	55,634,000	55,634,000
Total Repurchase Agreements (cost of $1,961,291,000)		1,961,291,000
Total Investments – 100.0% (cost of $8,929,770,868) (j)		8,929,770,868
Other Assets & Liabilities, Net – 0.0%		367,064
Net Assets – 100.0%		8,930,137,932

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2015.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $2,190,692,316 or 24.5% of net assets for the Fund.

(d)  The rate shown represents the discount rate at the date of purchase.

(e)  Collateralized commercial paper.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(g)  See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(h)  This security is subject to a demand feature.

(i)  Open repurchase agreement with no specific maturity date.

(j)  Cost for federal income tax purposes is $8,929,770,868.

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

August 31, 2015

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$3,071,449,684	$—	$3,071,449,684
Total Commercial Paper	—	1,556,713,435	—	1,556,713,435
Total Asset-Backed Commercial Paper	—	1,234,354,706	—	1,234,354,706
Total Time Deposits	—	770,171,000	—	770,171,000
Total Corporate Bonds	—	155,896,037	—	155,896,037
Total Municipal Bonds	—	141,175,000	—	141,175,000
Total Government & Agency Obligations	—	32,820,006	—	32,820,006
Total Closed-End Investment Company	—	5,900,000	—	5,900,000
Total Repurchase Agreements	—	1,961,291,000	—	1,961,291,000
Total Investments	$—	$8,929,770,868	$—	$8,929,770,868

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	34.4
Commercial Paper	17.4
Asset-Backed Commercial Paper	13.8
Time Deposits	8.6
Corporate Bonds	1.7
Municipal Bonds	1.6
Government & Agency Obligations	0.4
Closed-End Investment Company	0.1
78.0
Repurchase Agreements	22.0
Other Assets & Liabilities, Net	0.0
100.0

Joint Repurchase Agreement Treasury Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($3,204,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$183,009,000	$183,009,626	$186,669,820
BofA Money Market Reserves	320,154,000	320,155,094	326,558,200
BofA Treasury Reserves	2,694,328,000	2,694,337,210	2,748,223,987
BofA Government Plus Reserves	6,509,000	6,509,022	6,639,203
Total	$3,204,000,000	$3,204,010,952	$3,268,091,210

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.12%	$57,118,914	$99,923,221	$840,926,342	$2,031,523	$1,000,000,000
Credit Agricole CIB/US	0.12	69,970,669	122,405,946	1,030,134,769	2,488,616	1,225,000,000
Wells Fargo Securities, LLC	0.13	55,919,417	97,824,833	823,266,889	1,988,861	979,000,000
Total		$183,009,000	$320,154,000	$2,694,328,000	$6,509,000	$3,204,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 08/15/2045, market value $3,268,091,210.

See Accompanying Notes to Financial Statements.

11

BofA Cash Reserves

August 31, 2015

Joint Repurchase Agreement Treasury & Agency Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($1,520,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$456,464,000	$456,465,788	$465,595,104
BofA Money Market Reserves	798,536,000	798,539,127	814,509,911
BofA Government Plus Reserves	265,000,000	265,001,039	270,301,059
Total	$1,520,000,000	$1,520,005,954	$1,550,406,074

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury & Agency Account were as follows:

BofA Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	Government Plus Reserves	Total
Credit Agricole CIB/US	0.14%	$321,326,632	$562,127,316	$186,546,052	$1,070,000,000
RBC Capital Markets	0.13	45,045,789	78,802,895	26,151,316	150,000,000
Wells Fargo Securities, LLC	0.15	90,091,579	157,605,789	52,302,632	300,000,000
Total		$456,464,000	$798,536,000	$265,000,000	$1,520,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 08/20/2065, market value $1,550,406,074.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	6,968,479,868
	Repurchase agreements, at amortized cost approximating value	1,961,291,000
	Total investments, at value	8,929,770,868
	Receivable for:
	Fund shares sold	20,213
	Interest	2,710,526
	Expense reimbursement due from investment advisor	32,394
	Trustees' deferred compensation plan	57,630
	Prepaid expenses	75,749
	Total Assets	8,932,667,380
Liabilities	Payable to custodian bank	12,544
	Payable for:
	Fund shares repurchased	78,760
	Distributions	244,241
	Investment advisory fee	1,230,475
	Administration fee	338,234
	Pricing and bookkeeping fees	17,736
	Transfer agent fee	73,216
	Trustees' fees	7,897
	Custody fee	47,736
	Distribution and service fees	139,036
	Chief Compliance Officer expenses	4,030
	Trustees' deferred compensation plan	57,631
	Other liabilities	277,912
	Total Liabilities	2,529,448
	Net Assets	8,930,137,932
Net Assets Consist of	Paid-in capital	8,929,232,036
	Undistributed net investment income	1,116,633
	Accumulated net realized loss	(210,737)
	Net Assets	8,930,137,932

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2015

Adviser Class Shares	Net assets	$1,620,117,250
	Shares outstanding	1,619,914,382
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,966,629,265
	Shares outstanding	5,965,778,579
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$512,275,865
	Shares outstanding	512,214,929
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$117,465,944
	Shares outstanding	117,451,979
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$152,406,253
	Shares outstanding	152,387,921
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,602,969
	Shares outstanding	7,602,132
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$12,631,008
	Shares outstanding	12,629,509
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$23,967,336
	Shares outstanding	23,964,483
	Net asset value per share	$1.00
Marsico Shares	Net assets	$6,316,096
	Shares outstanding	6,315,356
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$510,725,946
	Shares outstanding	510,665,107
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

14

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	22,984,861
Expenses	Investment advisory fee	14,744,648
	Administration fee	9,669,766
	Distribution fee:
	Daily Class Shares	2,004,830
	Investor Class Shares	8,416
	Investor II Class Shares	13,866
	Service fee:
	Adviser Class Shares	3,825,711
	Daily Class Shares	1,432,022
	Investor Class Shares	21,039
	Investor II Class Shares	34,666
	Liquidity Class Shares	72,557
	Marsico Shares	17,076
	Shareholder administration fee:
	Institutional Class Shares	54,775
	Investor II Class Shares	13,866
	Marsico Shares	6,830
	Trust Class Shares	567,643
	Transfer agent fee	394,739
	Pricing and bookkeeping fees	185,047
	Trustees' fees	90,050
	Custody fee	291,436
	Chief Compliance Officer expenses	22,821
	Other expenses	1,178,680
	Total Expenses	34,650,484
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,888,937)
	Fees waived by distributor:
	Adviser Class Shares	(3,149,669)
	Daily Class Shares	(3,190,871)
	Institutional Class Shares	(6,760)
	Investor Class Shares	(25,931)
	Investor II Class Shares	(56,417)
	Liquidity Class Shares	(60,329)
	Marsico Shares	(20,955)
	Trust Class Shares	(319,513)
	Net Expenses	19,931,102
	Net Investment Income	3,053,759
	Net realized gain on investments	46,470
	Net Increase Resulting from Operations	3,100,229

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets – BofA Cash Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	3,053,759	1,962,115
	Net realized gain on investments	46,470	18,358
	Net increase resulting from operations	3,100,229	1,980,473
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(105,284)	(156,582)
	Capital Class Shares	(3,477,646)	(2,298,358)
	Daily Class Shares	(40,093)	(74,109)
	Institutional Capital Shares	(62,227)	(57,136)
	Institutional Class Shares	(22,154)	(23,863)
	Investor Class	(563)	(1,798)
	Investor II Class Shares	(963)	(2,021)
	Liquidity Class Shares	(2,520)	(2,812)
	Marsico Shares	(486)	(827)
	Trust Class Shares	(41,884)	(61,684)
	Total distributions to shareholders	(3,753,820)	(2,679,190)
	Net Capital Stock Transactions	(1,188,411,948)	1,141,226,709
	Contribution from advisor (See Note 3)	1,850,000	220,000
	Total increase (decrease) in net assets	(1,187,215,539)	1,140,747,992
Net Assets	Beginning of period	10,117,353,471	8,976,605,479
	End of period	8,930,137,932	10,117,353,471
	Undistributed net investment income at end of period	1,116,633	1,768,358

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	8,206,232,976	8,206,232,976	10,552,283,243	10,552,283,243
Distributions reinvested	2,062	2,062	3,188	3,188
Redemptions	(7,971,036,953)	(7,971,036,953)	(10,648,494,433)	(10,648,494,433)
Net increase (decrease)	235,198,085	235,198,085	(96,208,002)	(96,208,002)
Capital Class Shares
Subscriptions	20,601,779,366	20,601,779,366	18,783,093,745	18,783,093,745
Distributions reinvested	811,772	811,772	620,531	620,531
Redemptions	(21,869,939,946)	(21,869,939,946)	(17,045,442,377)	(17,045,442,377)
Net increase (decrease)	(1,267,348,808)	(1,267,348,808)	1,738,271,899	1,738,271,899
Daily Class Shares
Subscriptions	32,049,943	32,049,943	53,377,079	53,377,079
Distributions reinvested	29	29	61	61
Redemptions	(156,955,775)	(156,955,775)	(222,499,307)	(222,499,307)
Net decrease	(124,905,803)	(124,905,803)	(169,122,167)	(169,122,167)
Institutional Capital Shares
Subscriptions	24,854,569	24,854,569	31,460,688	31,460,688
Distributions reinvested	59,224	59,224	55,334	55,334
Redemptions	(41,837,913)	(41,837,913)	(66,440,895)	(66,440,895)
Net decrease	(16,924,120)	(16,924,120)	(34,924,873)	(34,924,873)
Institutional Class Shares
Subscriptions	258,449,224	258,449,224	705,950,485	705,950,485
Distributions reinvested	20,412	20,412	22,380	22,380
Redemptions	(237,732,702)	(237,732,702)	(871,888,128)	(871,888,128)
Net increase (decrease)	20,736,934	20,736,934	(165,915,263)	(165,915,263)
Investor Class Shares
Subscriptions	2,060,976	2,060,976	2,437,996	2,437,996
Distributions reinvested	429	429	1,619	1,619
Redemptions	(10,779,631)	(10,779,631)	(4,616,251)	(4,616,251)
Net decrease	(8,718,226)	(8,718,226)	(2,176,636)	(2,176,636)
Investor II Class Shares
Subscriptions	421,079	421,079	3,953,585	3,953,585
Distributions reinvested	861	861	1,796	1,796
Redemptions	(2,980,365)	(2,980,365)	(11,978,557)	(11,978,557)
Net decrease	(2,558,425)	(2,558,425)	(8,023,176)	(8,023,176)
Liquidity Class Shares
Subscriptions	26,905,893	26,905,893	8,419,952	8,419,952
Distributions reinvested	2,520	2,520	2,812	2,812
Redemptions	(29,008,006)	(29,008,006)	(9,348,270)	(9,348,270)
Net decrease	(2,099,593)	(2,099,593)	(925,506)	(925,506)
Marsico Shares
Subscriptions	2,547,497	2,547,497	3,374,130	3,374,130
Distributions reinvested	486	486	827	827
Redemptions	(3,793,645)	(3,793,645)	(3,501,116)	(3,501,116)
Net decrease	(1,245,662)	(1,245,662)	(126,159)	(126,159)
Trust Class Shares
Subscriptions	1,223,239,689	1,223,239,689	988,748,637	988,748,637
Distributions reinvested	434	434	1,223	1,223
Redemptions	(1,243,786,453)	(1,243,786,453)	(1,108,373,268)	(1,108,373,268)
Net decrease	(20,546,330)	(20,546,330)	(119,623,408)	(119,623,408)

See Accompanying Notes to Financial Statements.

17

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—		—		—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—		—		—
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.52%		0.53%		0.52%		0.53%		0.53%
Net expenses	0.23%		0.22%		0.29	%(e)	0.36	%(e)	0.32	%(e)
Waiver/Reimbursement	0.29%		0.31%		0.23%		0.17%		0.21%
Net investment income	—		—	%(f)	—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$1,620,117		$1,384,719		$1,481,000		$1,741,542		$1,964,131

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		—	(a)	0.001		0.002		0.001
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	0.001		—	(a)	0.001		0.002		0.001
Less Distributions to Shareholders:
From net investment income	(0.001)		—	(a)	(0.001)		(0.002)		(0.001)
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.05	%(d)	0.04	%(d)	0.09%		0.16%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.27%		0.27%		0.27%		0.28%		0.28%
Net expenses	0.19%		0.19%		0.20	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.08%		0.08%		0.07%		0.08%		0.08%
Net investment income	0.04%		0.03%		0.09	%(e)	0.16	%(e)	0.11	%(e)
Net assets, end of period (000s)	$5,966,629		$7,233,139		$5,495,170		$6,563,081		$4,638,454

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—		—		—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—		—		—
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.87%		0.88%		0.87%		0.87%		0.88%
Net expenses	0.23%		0.22%		0.29	%(e)	0.35	%(e)	0.32	%(e)
Waiver/Reimbursement	0.64%		0.66%		0.58%		0.52%		0.56%
Net investment income	—		—	%(f)	—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$512,276		$637,122		$806,286		$1,074,085		$1,672,737

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001		—	(b)	0.001		0.002		0.001
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total from investment operations	0.001		—	(b)	0.001		0.002		0.001
Less Distributions to Shareholders:
From net investment income	(0.001)		—	(b)	(0.001)		(0.002)		(0.001)
Increase from Contribution from Advisor	—	(b)	—	(b)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.05	%(e)	0.04	%(e)	0.09%		0.16%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.27%		0.27%		0.27%		0.28%		0.28%
Net expenses	0.19%		0.19%		0.20	%(f)	0.20	%(f)	0.20	%(f)
Waiver/Reimbursement	0.08%		0.08%		0.07%		0.08%		0.08%
Net investment income	0.04%		0.03%		0.09	%(f)	0.16	%(f)	0.11	%(f)
Net assets, end of period (000s)	$117,466		$134,376		$169,310		$226,134		$353,702

Past performance is no guarantee of future results.

(a)  On October 1, 2011, the Institutional Capital shares of the Fund commenced operations and the Class Z shares of the Fund converted into the Institutional Capital shares of the Fund. The financial information of the Fund's Institutional Capital shares prior to this conversion is that of the Class Z shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	0.001		0.001
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	(0.001)		(0.001)
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.02	%(d)	0.01	%(d)	0.05%		0.12%		0.07%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.31%		0.32%		0.31%		0.32%		0.32%
Net expenses	0.23%		0.22%		0.24	%(e)	0.24	%(e)	0.24	%(e)
Waiver/Reimbursement	0.08%		0.10%		0.07%		0.08%		0.08%
Net investment income	0.01%		—	%(f)	0.05	%(e)	0.12	%(e)	0.08	%(e)
Net assets, end of period (000s)	$152,406		$131,651		$297,581		$876,079		$997,386

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—		—		—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—		—		—
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.62%		0.63%		0.62%		0.62%		0.63%
Net expenses	0.23%		0.22%		0.29	%(e)	0.35	%(e)	0.32	%(e)
Waiver/Reimbursement	0.39%		0.41%		0.33%		0.27%		0.31%
Net investment income	—		—	%(f)	—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$7,603		$16,320		$18,498		$24,251		$30,707

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(b)	—		—		—
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—		—		—
Increase from Contribution from Advisor	—	(b)	—	(b)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01	%(e)	0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.72%		0.73%		0.72%		0.72%		0.73%
Net expenses	0.23%		0.22%		0.29	%(f)	0.35	%(f)	0.32	%(f)
Waiver/Reimbursement	0.49%		0.51%		0.43%		0.37%		0.41%
Net investment income	—		—	%(g)	—	(f)	—	(f)	—	(f)
Net assets, end of period (000s)	$12,631		$15,188		$23,212		$29,405		$31,245

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Class A shares were renamed Investor II Class shares and Class B and C converted into Investor II Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.00	%(e)	0.02%		0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.52%		0.53%		0.52%		0.53%		0.53%
Net expenses	0.23%		0.22%		0.29	%(f)	0.34	%(f)	0.31	%(f)
Waiver/Reimbursement	0.29%		0.31%		0.23%		0.19%		0.22%
Net investment income	—		—	%(e)	—	%(e)(f)	0.02	%(f)	—	%(e)(f)
Net assets, end of period (000s)	$23,967		$26,064		$26,991		$114,588		$116,540

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Marsico Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—		—		—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—		—		—
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.00%		0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.62%		0.63%		0.62%		0.62%		0.63%
Net expenses	0.23%		0.22%		0.29	%(e)	0.35	%(e)	0.31	%(e)
Waiver/Reimbursement	0.39%		0.41%		0.33%		0.27%		0.32%
Net investment income	—		—	%(f)	—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$6,316		$7,561		$7,688		$9,041		$11,348

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights — BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	(a)	—	(a)	0.001		—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	0.001		—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	(0.001)		—	(a)
Increase from Contribution from Advisor	—	(a)	—	(a)	—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01	%(d)	0.01%		0.06%		0.02%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.37%		0.38%		0.37%		0.38%		0.38%
Net expenses	0.23%		0.22%		0.28	%(e)	0.30	%(e)	0.29	%(e)
Waiver/Reimbursement	0.14%		0.16%		0.09%		0.08%		0.09%
Net investment income	—		—	%(f)	0.01	%(e)	0.06	%(e)	0.02	%(e)
Net assets, end of period (000s)	$510,726		$531,213		$650,870		$736,836		$754,638

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Notes to Financial Statements – BofA Cash Reserves
August 31, 2015

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class, Marsico and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and Class B shares and Class C shares converted into Investor II Class shares. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

28

BofA Cash Reserves, August 31, 2015

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Financial Accounting Standards Board's ("FASB") Accounting Standards Update ("ASU") No. 2011-11 (amended by ASU No. 2013-01): Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities applies to instruments that are subject to master netting arrangements or similar agreements. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$1,961,291,000
Non-cash Collateral offsetting (1)	$(1,961,291,000)
Net Amount (2)	$—

(1)  At August 31, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

29

BofA Cash Reserves, August 31, 2015

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

Within the period April 7, 2014 to June 6, 2014, the Advisor made voluntary capital contributions to the Fund in the amount of $220,000.

Within the period September 1, 2014 to August 31, 2015, the Advisor made voluntary capital contributions to the Fund in the amount of $1,850,000.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from differing treatments for capital contributions, non-deductible excise tax and non-deductible additional corporate tax payment were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
$48,336	$1,850,000	$(1,898,336)

30

BofA Cash Reserves, August 31, 2015

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$3,753,820	$2,679,190

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$1,360,874	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2015, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$210,737

Capital loss carry forwards of $1,896,470 were utilized by the Fund during the year ended August 31, 2015.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as

31

BofA Cash Reserves, August 31, 2015

described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class. In addition, during the fiscal year, the Distributor agreed to voluntarily waive a portion of its Distribution fee for a limited time period.

32

BofA Cash Reserves, August 31, 2015

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class, Liquidity Class and Marsico shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**
Marsico Shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class, Marsico and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the

Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

33

BofA Cash Reserves, August 31, 2015

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$6,905,961	$7,150,998	$7,018,579	$21,075,538	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages

34

BofA Cash Reserves, August 31, 2015

sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind"). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the

BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

35

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

36

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

37

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

38

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

39

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

40

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Cash Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CSHR-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	29
Federal Income Tax Information	30
Fund Governance	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Government Plus Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,024.70	0.50	0.51	0.10
Institutional Capital Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Investor Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Investor II Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Liquidity Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,024.75	0.45	0.46	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2015

Government & Agency Obligations – 41.0%
	Par ($)	Value ($)
U.S. Government Agencies—41.0%
Federal Farm Credit Bank
0.164% 10/03/16 (09/03/15) (a)(b)	11,935,000	11,930,558
0.173% 03/20/17 (09/20/15) (a)(b)	16,995,000	16,993,115
0.174% 09/01/15	3,960,000	3,960,000
0.174% 08/01/16 (09/01/15) (a)(b)	20,000,000	19,999,122
0.176% 09/06/16 (09/06/15) (a)(b)	5,065,000	5,064,634
0.180% 01/24/17 (09/24/15) (a)(b)	4,320,000	4,319,726
0.189% 03/02/17 (09/02/15) (a)(b)	7,660,000	7,662,363
0.189% 10/01/15 (09/01/15) (a)(b)	1,330,000	1,330,011
0.189% 12/01/16 (09/01/15) (a)(b)	8,618,000	8,618,041
0.192% 10/08/15 (09/08/15) (a)(b)	4,729,000	4,729,019
0.194% 09/14/15	37,000	37,000
0.197% 11/29/16 (09/29/15) (a)(b)	215,000	215,055
0.199% 06/03/16 (09/03/15) (a)(b)	317,000	316,928
0.200% 01/13/16 (09/01/15) (a)(b)	7,705,000	7,704,857
0.201% 02/06/17 (09/06/15) (a)(b)	7,866,000	7,869,654
0.204% 11/14/16 (09/14/15) (a)(b)	2,295,000	2,295,004
0.205% 11/19/15 (09/19/15) (a)(b)	2,195,000	2,195,015
0.205% 02/23/17 (09/23/15) (a)(b)	1,701,000	1,701,258
0.208% 06/17/16 (09/17/15) (a)(b)	2,350,000	2,350,268
0.209% 10/03/16 (09/03/15) (a)(b)	3,045,000	3,045,563
0.210% 10/22/15 (09/01/15) (a)(b)	980,000	980,021
0.210% 01/04/16 (09/01/15) (a)(b)	125,000	124,998
0.210% 07/13/17 (09/01/15) (a)(b)	10,875,000	10,872,947
0.211% 10/11/16 (09/11/15) (a)(b)	990,000	990,148
0.212% 07/08/16 (09/08/15) (a)(b)	1,500,000	1,499,999

	Par ($)	Value ($)
0.214% 09/14/16 (09/14/15) (a)(b)	5,800,000	5,801,632
0.215% 01/19/16 (09/19/15) (a)(b)	4,395,000	4,395,377
0.219% 06/02/16 (09/02/15) (a)(b)	500,000	500,117
0.219% 01/03/17 (09/03/15) (a)(b)	6,950,000	6,951,535
0.219% 08/26/16 (09/26/15) (a)(b)	530,000	530,133
0.220% 04/18/16 (09/18/15) (a)(b)	2,990,000	2,990,542
0.221% 06/05/17 (09/05/15) (a)(b)	500,000	500,181
0.223% 09/12/16 (09/12/15) (a)(b)	3,643,000	3,644,206
0.225% 09/22/15	1,286,000	1,286,030
0.228% 12/28/16 (09/28/15) (a)(b)	4,055,000	4,057,740
0.229% 10/26/15 (09/26/15) (a)(b)	1,000,000	1,000,043
0.229% 04/26/17 (09/26/15) (a)(b)	640,000	640,112
0.230% 09/18/15	2,100,000	2,100,058
0.233% 06/20/17 (09/20/15) (a)(b)	9,805,000	9,813,053
0.233% 02/13/17 (09/13/15) (a)(b)	885,000	885,776
0.248% 01/17/17 (09/17/15) (a)(b)	2,430,000	2,432,030
0.248% 04/17/17 (09/17/15) (a)(b)	3,442,000	3,445,834
0.249% 10/26/15 (09/26/15) (a)(b)	575,000	575,044
0.250% 09/10/15	1,500,000	1,500,051
0.250% 12/21/15	10,865,000	10,865,238
0.250% 02/01/16 (09/01/15) (a)(b)	300,000	300,089
0.250% 02/24/16 (09/24/15) (a)(b)	2,154,000	2,154,550
0.253% 02/27/17 (09/27/15) (a)(b)	1,680,000	1,680,980
0.273% 04/20/16 (09/20/15) (a)(b)	3,097,000	3,098,356
0.286% 12/06/16 (09/06/15) (a)(b)	1,855,000	1,857,158
0.420% 10/15/15	830,000	830,247
1.500% 11/16/15	250,000	250,633
4.875% 12/16/15	4,344,000	4,402,568

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2015

Government & Agency Obligations (continued)
	Par ($)	Value ($)
Federal Home Loan Bank
0.100% 09/23/15	16,850,000	16,849,737
0.125% 09/02/15	6,925,000	6,924,993
0.125% 09/08/15	680,000	679,992
0.125% 11/25/15	90,000	89,954
0.130% 09/11/15	2,960,000	2,960,013
0.147% 01/09/17 (09/09/15) (a)(b)	23,035,000	23,034,151
0.150% 10/02/15	4,195,000	4,194,955
0.155% 10/14/15 (c)	3,530,000	3,529,346
0.160% 09/25/15	195,000	195,004
0.160% 10/07/15 (c)	7,960,000	7,958,726
0.164% 02/14/17 (09/14/15) (a)(b)	14,170,000	14,170,000
0.170% 11/20/15 (c)	80,938,000	80,907,423
0.175% 11/20/15 (c)	4,815,000	4,813,128
0.180% 11/09/15 (c)	540,000	539,814
0.180% 11/23/15 (c)	210,000	209,913
0.180% 12/02/15 (c)	595,000	594,726
0.180% 12/03/15 (c)	1,485,000	1,484,310
0.180% 12/09/15 (c)	740,000	739,634
0.190% 09/08/15	1,435,000	1,435,013
0.190% 09/17/15	4,775,000	4,775,088
0.190% 09/29/15	14,000,000	14,000,740
0.190% 10/14/15	1,850,000	1,850,037
0.200% 09/15/15	1,480,000	1,480,032
0.200% 09/18/15	3,330,000	3,330,100
0.200% 09/18/15	1,700,000	1,700,057
0.200% 09/25/15	26,310,000	26,311,725
0.200% 09/29/15	530,000	530,031
0.203% 08/17/17 (09/20/15) (a)(b)	9,670,000	9,670,000
0.210% 10/13/15	6,305,000	6,305,342
0.220% 10/07/15 (09/01/15) (a)(b)	2,240,000	2,240,194
0.270% 12/15/15	4,860,000	4,860,379
0.480% 09/18/15	320,000	320,053
1.625% 09/28/15	1,500,000	1,501,669
1.750% 09/11/15	245,000	245,108
2.875% 09/11/15	4,580,000	4,583,368
4.750% 09/11/15	1,550,000	1,551,941
5.000% 12/21/15	240,000	243,427
Federal Home Loan Mortgage Corp.
0.160% 09/11/15 (c)	27,125,000	27,123,794
0.178% 10/16/15 (09/16/15) (a)(b)	13,875,000	13,874,998
0.198% 01/13/17 (09/13/15) (a)(b)	28,000,000	28,006,843
0.215% 01/05/16 (c)	40,180,000	40,149,765
0.220% 01/11/16 (c)	80,355,000	80,290,180

	Par ($)	Value ($)
0.240% 11/04/15 (c)	5,025,000	5,022,856
0.240% 11/16/15 (c)	970,000	969,509
0.250% 12/07/15 (c)	4,501,000	4,497,968
0.420% 09/18/15	18,018,000	18,020,282
0.450% 09/04/15	11,192,000	11,192,290
0.450% 11/24/15	2,425,000	2,425,960
0.500% 09/25/15	7,595,000	7,596,836
1.750% 09/10/15	37,925,000	37,939,851
4.750% 11/17/15	3,537,000	3,570,475
Federal National Mortgage Association
0.150% 09/23/15 (c)	503,000	502,954
0.209% 07/25/16 (09/25/15) (a)(b)	8,000,000	8,000,257
0.218% 08/15/16 (09/15/15) (a)(b)	8,952,000	8,953,264
0.219% 08/26/16 (09/26/15) (a)(b)	1,935,000	1,935,243
0.220% 01/05/16 (c)	5,355,000	5,350,877
0.234% 04/01/16 (10/01/15) (a)(b)	70,000	69,980
0.375% 12/21/15	32,692,000	32,708,346
0.460% 01/20/16 (09/01/15) (a)(b)	1,205,000	1,206,251
0.500% 09/28/15	36,040,000	36,049,514
0.500% 10/22/15	2,270,000	2,271,048
1.625% 10/26/15	1,429,000	1,432,123
1.875% 09/09/15	1,050,000	1,050,389
1.875% 10/15/15	900,000	901,847
2.000% 09/21/15	46,000	46,046
2.000% 09/28/15	1,000,000	1,001,387
2.200% 09/16/15	2,435,000	2,436,999
4.375% 10/15/15	3,688,000	3,706,613
U.S. Government Agencies Total		850,409,485
Total Government & Agency Obligations (cost of $850,409,485)		850,409,485

Repurchase Agreements – 59.0%

Joint Repurchase Agreement
Treasury & Agency Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $265,001,039) (d)	265,000,000	265,000,000
Joint Repurchase Agreement
Treasury Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $6,509,022) (d)	6,509,000	6,509,000

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

August 31, 2015

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
ABN Amro NV, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 11/01/44, market value $102,000,460 (repurchase proceeds $100,000,389)	100,000,000	100,000,000
Repurchase agreement with
Goldman Sachs & Co., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/45, market value $45,900,140 (repurchase proceeds $45,000,138)	45,000,000	45,000,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/45, market value $229,504,072 (repurchase proceeds $225,000,813)	225,000,000	225,000,000
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 07/15/45, market value $204,000,737 (repurchase proceeds $200,000,722)	200,000,000	200,000,000

	Par ($)	Value ($)
Repurchase agreement with
Societe Generale NY, dated 08/31/15, due 09/01/15 at 0.150%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/45, market value $153,000,000 (repurchase proceeds $150,000,625)	150,000,000	150,000,000
Repurchase agreement with
TD Securities USA LLC, dated 08/27/15, due 09/03/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 05/15/30, market value $51,000,712 (repurchase proceeds $50,000,972)	50,000,000	50,000,000
Repurchase agreement with
TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by a U.S. Treasury obligation maturing 03/31/18, market value $25,500,105 (repurchase proceeds $25,000,090)	25,000,000	25,000,000
Repurchase agreement with
Wells Fargo Bank, N.A., dated 08/24/15, due 10/15/15 at 0.170%, collateralized by a U.S. Government Agency obligation maturing 07/01/45, market value $10,200,385 (repurchase proceeds $10,002,456)	10,000,000	10,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 07/06/15, due 09/04/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/14/18, market value $15,303,840 (repurchase proceeds $15,003,250)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

4

BofA Government Plus Reserves

August 31, 2015

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/05/15, due 09/08/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 03/14/36, market value $20,402,889 (repurchase proceeds $20,002,456)	20,000,000	20,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/06/15, due 09/15/15 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 03/29/18, market value $10,203,592 (repurchase proceeds $10,001,444)	10,000,000	10,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/25/15, due 09/01/15 at 0.140%, collateralized by a U.S. Treasury obligation maturing 10/31/17, market value $51,001,480 (repurchase proceeds $50,001,361)	50,000,000	50,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/26/15, due 09/02/15 at 0.120%, collateralized by a U.S. Treasury obligation maturing 10/31/17, market value $51,001,080 (repurchase proceeds $50,001,167)	50,000,000	50,000,000
Total Repurchase Agreements (cost of $1,221,509,000)		1,221,509,000
Total Investments – 100.0% (cost of $2,071,918,485) (e)		2,071,918,485
Other Assets & Liabilities, Net – 0.0%		673,611
Net Assets – 100.0%		2,072,592,096

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(e)  Cost for federal income tax purposes is $2,071,918,485.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$850,409,485	$—	$850,409,485
Total Repurchase Agreements	—	1,221,509,000	—	1,221,509,000
Total Investments	$—	$2,071,918,485	$—	$2,071,918,485

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	41.0
Repurchase Agreements	59.0
100.0
Other Assets & Liabilities, Net	0.0
100.0

See Accompanying Notes to Financial Statements.

5

BofA Government Plus Reserves

August 31, 2015

Joint Repurchase Agreement Treasury Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($3,204,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$183,009,000	$183,009,626	$186,669,820
BofA Money Market Reserves	320,154,000	320,155,094	326,558,200
BofA Treasury Reserves	2,694,328,000	2,694,337,210	2,748,223,987
BofA Government Plus Reserves	6,509,000	6,509,022	6,639,203
Total	$3,204,000,000	$3,204,010,952	$3,268,091,210

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.12%	$57,118,914	$99,923,221	$840,926,342	$2,031,523	$1,000,000,000
Credit Agricole CIB/US	0.12	69,970,669	122,405,946	1,030,134,769	2,488,616	1,225,000,000
Wells Fargo Securities, LLC	0.13	55,919,417	97,824,833	823,266,889	1,988,861	979,000,000
Total		$183,009,000	$320,154,000	$2,694,328,000	$6,509,000	$3,204,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 08/15/2045, market value $3,268,091,210.

Joint Repurchase Agreement Treasury & Agency Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($1,520,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$456,464,000	$456,465,788	$465,595,104
BofA Money Market Reserves	798,536,000	798,539,127	814,509,911
BofA Government Plus Reserves	265,000,000	265,001,039	270,301,059
Total	$1,520,000,000	$1,520,005,954	$1,550,406,074

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury & Agency Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.14%	$321,326,632	$562,127,316	$186,546,052	$1,070,000,000
RBC Capital Markets	0.13	45,045,789	78,802,895	26,151,316	150,000,000
Wells Fargo Securities, LLC	0.15	90,091,579	157,605,789	52,302,632	300,000,000
Total		$456,464,000	$798,536,000	$265,000,000	$1,520,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 08/20/2065, market value $1,550,406,074.

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	850,409,485
	Repurchase agreements, at amortized cost approximating value	1,221,509,000
	Total investments, at value	2,071,918,485
	Cash	264
	Receivable for:
	Interest	949,640
	Expense reimbursement due from investment advisor	19,976
	Trustees' deferred compensation plan	12,950
	Prepaid expenses	9,038
	Total Assets	2,072,910,353
Liabilities	Payable for:
	Distributions	12,399
	Investment advisory fee	142,300
	Administration fee	28,418
	Pricing and bookkeeping fees	16,483
	Transfer agent fee	2,146
	Trustees' fees	3,556
	Audit fee	35,027
	Custody fee	10,256
	Chief Compliance Officer expenses	1,778
	Trustees' deferred compensation plan	12,950
	Other liabilities	52,944
	Total Liabilities	318,257
	Net Assets	2,072,592,096
Net Assets Consist of	Paid-in capital	2,072,599,443
	Overdistributed net investment income	(7,347)
	Net Assets	2,072,592,096

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2015

Adviser Class Shares	Net assets	$1,673,626
	Shares outstanding	1,673,617
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$1,965,819,879
	Shares outstanding	1,965,805,769
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$654,022
	Shares outstanding	654,017
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$30,092,813
	Shares outstanding	30,092,637
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$36,608,336
	Shares outstanding	36,608,107
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$233,676
	Shares outstanding	233,674
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$5,066,459
	Shares outstanding	5,066,430
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,324
	Shares outstanding	11,324
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$32,431,961
	Shares outstanding	32,431,705
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	2,056,627
Expenses	Investment advisory fee	3,207,873
	Administration fee	1,054,042
	Distribution fee:
	Daily Class Shares	4,231
	Investor Class Shares	467
	Investor II Class Shares	2,529
	Service fee:
	Adviser Class Shares	7,243
	Daily Class Shares	3,022
	Investor Class Shares	1,169
	Investor II Class Shares	6,323
	Liquidity Class Shares	10,184
	Shareholder administration fee:
	Institutional Class Shares	15,937
	Investor II Class Shares	2,529
	Trust Class Shares	59,261
	Transfer agent fee	33,505
	Pricing and bookkeeping fees	171,579
	Trustees' fees	40,235
	Custody fee	62,785
	Chief Compliance Officer expenses	10,258
	Other expenses	385,182
	Total Expenses	5,078,354
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,621,847)
	Fees waived by distributor:
	Adviser Class Shares	(7,241)
	Daily Class Shares	(7,221)
	Institutional Class Shares	(16,041)
	Investor Class Shares	(1,635)
	Investor II Class Shares	(11,382)
	Liquidity Class Shares	(10,178)
	Trust Class Shares	(59,118)
	Net Expenses	1,343,691
	Net Investment Income	712,936
	Net realized gain on investments	145
	Net Increase Resulting from Operations	713,081

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA Government Plus Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	712,936	421,346
	Net realized gain on investments	145	2,339
	Net increase resulting from operations	713,081	423,685
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(1,159)	(1,610)
	Capital Class Shares	(660,162)	(381,979)
	Daily Class Shares	(484)	(178)
	Institutional Capital Shares	(8,652)	(52)
	Institutional Class Shares	(15,938)	(15,311)
	Investor Class Shares	(187)	(114)
	Investor II Class Shares	(1,012)	(478)
	Liquidity Class Shares	(1,629)	(2,049)
	Trust Class Shares	(23,706)	(19,576)
	From net realized gains:
	Adviser Class Shares	(3)	(6)
	Capital Class Shares	(2,229)	(3,414)
	Daily Class Shares	(1)	(1)
	Institutional Capital Shares	(2)	— (a)
	Institutional Class Shares	(50)	(93)
	Investor Class Shares	(1)	(1)
	Investor II Class Shares	(2)	(3)
	Liquidity Class Shares	(7)	(15)
	Trust Class Shares	(56)	(120)
	Total distributions to shareholders	(715,280)	(425,000)
	Net Capital Stock Transactions	666,854,441	803,643,165
	Total increase in net assets	666,852,242	803,641,850
Net Assets	Beginning of period	1,405,739,854	602,098,004
	End of period	2,072,592,096	1,405,739,854
	Overdistributed net investment income at end of period	(7,347)	(7,486)

(a)  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,915,000	2,915,000	10,150,000	10,150,000
Distributions reinvested	1,137	1,137	1,598	1,598
Redemptions	(4,129,833)	(4,129,833)	(13,975,948)	(13,975,948)
Net decrease	(1,213,696)	(1,213,696)	(3,824,350)	(3,824,350)
Capital Class Shares
Subscriptions	5,462,151,980	5,462,151,980	5,376,677,668	5,376,677,668
Distributions reinvested	549,942	549,942	292,342	292,342
Redemptions	(4,815,830,163)	(4,815,830,163)	(4,561,771,395)	(4,561,771,395)
Net increase	646,871,759	646,871,759	815,198,615	815,198,615
Daily Class Shares
Subscriptions	14,477,570	14,477,570	10,016,603	10,016,603
Distributions reinvested	35	35	35	35
Redemptions	(14,352,330)	(14,352,330)	(9,688,549)	(9,688,549)
Net increase	125,275	125,275	328,089	328,089
Institutional Capital Shares
Subscriptions	30,107,627	30,107,627	1,795,099	1,795,099
Distributions reinvested	—	—	13	13
Redemptions	(1,525,010)	(1,525,010)	(340,095)	(340,095)
Net increase	28,582,617	28,582,617	1,455,017	1,455,017
Institutional Class Shares
Subscriptions	168,998,925	168,998,925	158,360,000	158,360,000
Distributions reinvested	15,988	15,988	15,404	15,404
Redemptions	(168,010,639)	(168,010,639)	(145,400,000)	(145,400,000)
Net increase	1,004,274	1,004,274	12,975,404	12,975,404
Investor Class Shares
Subscriptions	5,954,258	5,954,258	1,162,043	1,162,043
Distributions reinvested	31	31	45	45
Redemptions	(6,186,320)	(6,186,320)	(920,076)	(920,076)
Net increase (decrease)	(232,031)	(232,031)	242,012	242,012
Investor II Class Shares
Subscriptions	6,921,658	6,921,658	5,347,319	5,347,319
Distributions reinvested	26	26	35	35
Redemptions	(3,643,602)	(3,643,602)	(4,913,455)	(4,913,455)
Net increase	3,278,082	3,278,082	433,899	433,899
Liquidity Class Shares
Distributions reinvested	1,546	1,546	2,064	2,064
Redemptions	(5,131,245)	(5,131,245)	(1)	(1)
Net increase (decrease)	(5,129,699)	(5,129,699)	2,063	2,063
Trust Class Shares
Subscriptions	183,522,414	183,522,414	103,478,485	103,478,485
Distributions reinvested	362	362	508	508
Redemptions	(189,954,916)	(189,954,916)	(126,646,577)	(126,646,577)
Net decrease	(6,432,140)	(6,432,140)	(23,167,584)	(23,167,584)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—		—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.04%		0.04%		0.02%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.53%		0.55%		0.60%		0.58%		0.56%
Net expenses	0.07	%(e)	0.06%		0.15	%(f)	0.16	%(f)	0.22	%(f)
Waiver/Reimbursement	0.46%		0.49%		0.45%		0.42%		0.34%
Net investment income	0.04%		0.04%		0.02	%(f)	0.01	%(f)	—	(f)
Net assets, end of period (000s)	$1,674		$2,887		$6,712		$6,106		$6,956

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Increase from Contribution from Advisor	—		—		—		—		—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.04%		0.02%		0.01%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.28%		0.30%		0.34%		0.33%		0.31%
Net expenses	0.08%		0.06%		0.14	%(f)	0.16	%(f)	0.17	%(f)
Waiver/Reimbursement	0.20%		0.24%		0.20%		0.17%		0.14%
Net investment income	0.04%		0.04%		0.02	%(f)	0.01	%(f)	0.01	%(f)
Net assets, end of period (000s)	$1,965,820		$1,318,950		$503,751		$338,932		$492,086

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.88%		0.89%		0.94%		0.93	%(f)
Net expenses	0.09%		0.05	%(g)	0.18	%(h)	0.16	%(f)(h)
Waiver/Reimbursement	0.79%		0.84%		0.76%		0.77	%(f)
Net investment income	0.04%		0.04%		0.02	%(h)	0.02	%(f)(h)
Net assets, end of period (000s)	$654		$529		$201		$12,028

Past performance is no guarantee of future results.

(a)  Daily Class Shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Increase from Contribution from Advisor	—		—		—		—		—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.04%		0.03%		0.01%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.28%		0.30%		0.34%		0.33%		0.31%
Net expenses	0.08%		0.06%		0.19	%(f)(g)	0.16	%(g)	0.18	%(g)
Waiver/Reimbursement	0.20%		0.24%		0.15%		0.17%		0.13%
Net investment income	0.04%		0.04%		0.02	%(g)	0.01	%(g)	0.02	%(g)
Net assets, end of period (000s)	$30,093		$1,510		$55		$58,622		$50,336

Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—		—		—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.04%		0.04%		0.02%		0.01%		0.00	%(d)(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.32%		0.34%		0.38%		0.37%		0.35%
Net expenses	0.07	%(f)	0.06%		0.15	%(g)	0.16	%(g)	0.18	%(g)
Waiver/Reimbursement	0.25%		0.28%		0.23%		0.21%		0.17%
Net investment income	0.04%		0.04%		0.02	%(g)	—	%(e)(g)	—	%(e)(g)
Net assets, end of period (000s)	$36,608		$35,604		$22,629		$16,128		$75,270

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.63%		0.65%		0.70%		0.67	%(f)
Net expenses	0.07	%(g)	0.06%		0.13	%(g)(h)	0.16	%(f)(h)
Waiver/Reimbursement	0.56%		0.59%		0.57%		0.51	%(f)
Net investment income	0.04%		0.04%		0.02	%(h)	0.01	%(f)(h)
Net assets, end of period (000s)	$234		$466		$224		$134

Past performance is no guarantee of future results.

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.04%		0.04%		0.02%		0.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.73%		0.75%		0.80%		0.78	%(f)
Net expenses	0.08%		0.06%		0.14	%(g)	0.16	%(f)(g)
Waiver/Reimbursement	0.65%		0.69%		0.66%		0.62	%(f)
Net investment income	0.04%		0.04%		0.02	%(g)	0.01	%(f)(g)
Net assets, end of period (000s)	$5,066		$1,788		$1,354		$467

Past performance is no guarantee of future results.

(a)  Investor II Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—		—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.04%		0.04%		0.02%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.53%		0.55%		0.60%		0.58%		0.56%
Net expenses	0.07	%(e)	0.06%		0.15	%(f)	0.16	%(f)	0.19	%(f)
Waiver/Reimbursement	0.46%		0.49%		0.45%		0.42%		0.37%
Net investment income	0.04%		0.04%		0.02	%(f)	0.01	%(f)	—	(f)
Net assets, end of period (000s)	$11		$5,141		$5,139		$5,138		$5,138

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—		—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.04%		0.04%		0.02%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.38%		0.40%		0.44%		0.43%		0.41%
Net expenses	0.08%		0.06%		0.15	%(e)	0.16	%(e)	0.19	%(e)
Waiver/Reimbursement	0.30%		0.34%		0.29%		0.27%		0.22%
Net investment income	0.04%		0.04%		0.02	%(e)	0.01	%(e)	—	(e)
Net assets, end of period (000s)	$32,432		$38,864		$62,033		$62,270		$82,047

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2015

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares. On October 3, 2011, the Daily Class shares, Investor Class shares and Investor II Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the

21

BofA Government Plus Reserves, August 31, 2015

1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Financial Accounting Standards Board's ("FASB") Accounting Standards Update ("ASU") No. 2011-11 (amended by ASU No. 2013-01): Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities applies to instruments that are subject to master netting arrangements or similar agreements. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$1,221,509,000
Non-cash Collateral offsetting (1)	$(1,221,509,000)
Net Amount (2)	$—

(1) At August 31, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2) Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

22

BofA Government Plus Reserves, August 31, 2015

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from distribution re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
$132	$(132)	$—

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$715,280	$425,000

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

23

BofA Government Plus Reserves, August 31, 2015

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$5,052	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.17% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.02% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

24

BofA Government Plus Reserves, August 31, 2015

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

25

BofA Government Plus Reserves, August 31, 2015

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$1,400,355	$991,036	$547,381	$2,938,772	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the

26

BofA Government Plus Reserves, August 31, 2015

Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $325,079.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind"). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and

27

BofA Government Plus Reserves, August 31, 2015

institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

29

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

31

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

32

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Government Plus Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVP-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Government Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Government Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.80	0.40	0.41	0.08

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

August 31, 2015

Government & Agency Obligations – 102.6%

	Par ($)	Value ($)
U.S. Government Agencies – 90.8%
Federal Farm Credit Bank
0.040% 09/08/15 (a)	95,000,000	94,999,261
0.050% 09/08/15 (a)	150,000,000	149,998,542
0.055% 09/02/15 (a)	3,070,000	3,069,995
0.060% 09/21/15 (a)	50,000,000	49,998,333
0.080% 09/17/15 (a)	50,000,000	49,998,222
0.080% 09/28/15 (a)	6,800,000	6,799,592
0.110% 09/18/15 (a)	10,000,000	9,999,481
0.164% 10/03/16 (09/03/15) (b)(c)	6,640,000	6,637,902
0.170% 10/22/15	1,150,000	1,150,077
0.173% 03/20/17 (09/20/15) (b)(c)	61,750,000	61,743,148
0.174% 09/01/15	88,830,000	88,830,000
0.176% 09/06/16 (09/06/15) (b)(c)	19,935,000	19,933,560
0.180% 12/04/15 (a)	50,000,000	49,976,500
0.180% 12/22/15 (a)	22,000,000	21,987,680
0.180% 01/24/17 (09/24/15) (b)(c)	15,680,000	15,679,005
0.182% 08/01/16 (10/01/15) (b)(c)	43,000,000	42,998,083
0.188% 10/20/16 (09/20/15) (b)(c)	30,000,000	29,991,479
0.189% 03/02/17 (09/02/15) (b)(c)	30,930,000	30,939,542
0.190% 09/09/15	1,550,000	1,550,023
0.190% 10/01/15	9,860,000	9,860,701
0.192% 10/08/15 (09/08/15) (b)(c)	1,392,000	1,391,993
0.194% 09/14/15	7,412,000	7,412,058
0.197% 10/01/15	2,175,000	2,175,019
0.197% 11/29/16 (09/29/15) (b)(c)	785,000	785,202
0.200% 12/07/15	5,000,000	5,000,284
0.200% 01/13/16 (09/01/15) (b)(c)	47,745,000	47,744,114
0.201% 02/06/17 (09/06/15) (b)(c)	46,409,000	46,422,234
0.204% 11/14/16 (09/14/15) (b)(c)	2,984,000	2,984,372
0.205% 11/19/15 (09/19/15) (b)(c)	5,575,000	5,575,019
0.205% 02/23/17 (09/23/15) (b)(c)	8,599,000	8,600,043
0.208% 06/17/16 (09/17/15) (b)(c)	500,000	500,042
0.209% 10/03/16 (09/03/15) (b)(c)	16,800,000	16,804,263

	Par ($)	Value ($)
0.210% 10/22/15 (09/01/15) (b)(c)	5,900,000	5,900,125
0.210% 01/04/16 (09/01/15) (b)(c)	805,000	804,986
0.210% 07/13/17 (09/01/15) (b)(c)	39,125,000	39,117,614
0.211% 10/11/16 (09/11/15) (b)(c)	6,710,000	6,710,948
0.214% 09/14/16 (09/14/15) (b)(c)	20,539,000	20,544,902
0.215% 01/19/16 (09/19/15) (b)(c)	7,905,000	7,905,684
0.217% 03/29/17 (09/29/15) (b)(c)	12,700,000	12,710,994
0.219% 06/02/16 (09/02/15) (b)(c)	8,030,000	8,032,170
0.219% 01/03/17 (09/03/15) (b)(c)	24,065,000	24,070,319
0.219% 08/26/16 (09/26/15) (b)(c)	1,970,000	1,970,496
0.221% 06/05/17 (09/05/15) (b)(c)	1,125,000	1,125,507
0.221% 10/11/16 (09/11/15) (b)(c)	800,000	800,095
0.223% 09/12/16 (09/12/15) (b)(c)	11,607,000	11,611,272
0.224% 07/14/17 (09/14/15) (b)(c)	10,000,000	10,009,461
0.225% 09/22/15	30,080,000	30,081,608
0.228% 12/28/16 (09/28/15) (b)(c)	14,945,000	14,955,097
0.229% 10/26/15 (09/26/15) (b)(c)	3,250,000	3,250,204
0.230% 09/18/15	25,000,000	25,000,745
0.230% 10/15/15	9,500,000	9,501,040
0.233% 06/20/17 (09/20/15) (b)(c)	28,085,000	28,108,066
0.234% 02/13/17 (09/13/15) (b)(c)	4,115,000	4,118,276
0.240% 03/24/17 (09/24/15) (b)(c)	1,500,000	1,500,958
0.248% 01/17/17 (09/17/15) (b)(c)	6,515,000	6,521,029
0.248% 04/17/17 (09/17/15) (b)(c)	30,258,000	30,293,209
0.249% 10/26/15 (09/26/15) (b)(c)	8,190,000	8,190,817
0.250% 09/10/15	7,748,000	7,748,256
0.250% 09/21/15 (09/01/15) (b)(c)	800,000	800,040

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2015

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.250% 12/21/15	36,700,000	36,700,804
0.250% 02/01/16 (09/01/15) (b)(c)	3,700,000	3,699,843
0.250% 02/24/160 (09/24/15) (b)(c)	9,703,000	9,706,495
0.253% 02/27/17 (09/27/15) (b)(c)	16,434,000	16,450,460
0.273% 04/20/16 (09/20/15) (b)(c)	1,040,000	1,040,470
0.286% 12/06/16 (09/06/15) (b)(c)	3,090,000	3,093,870
0.330% 12/22/15	2,500,000	2,500,966
0.350% 10/29/15	3,000,000	3,000,985
0.375% 09/09/15	5,000,000	5,000,253
0.400% 09/15/15	1,400,000	1,400,148
0.400% 09/25/15	5,150,000	5,150,981
0.420% 10/15/15	6,720,000	6,722,238
0.430% 11/16/15	410,000	410,133
0.440% 12/28/15	3,000,000	3,002,294
0.550% 09/16/15	15,000,000	15,002,603
1.500% 11/16/15	24,319,000	24,382,874
5.150% 10/05/15	5,750,000	5,776,689
Federal Home Loan Bank
0.040% 09/09/15 (a)	85,951,000	85,950,236
0.040% 09/11/15 (a)	11,500,000	11,499,872
0.045% 09/01/15 (a)	21,250,000	21,250,000
0.050% 09/04/15 (a)	121,040,000	121,039,496
0.055% 09/04/15 (a)	17,724,000	17,723,919
0.057% 09/04/15 (a)	85,809,000	85,808,592
0.060% 09/02/15 (a)	28,786,000	28,785,952
0.060% 09/04/15 (a)	190,441,000	190,440,048
0.060% 09/09/15 (a)	69,560,000	69,559,073
0.060% 09/11/15 (a)	60,249,000	60,247,996
0.060% 09/16/15 (a)	44,400,000	44,398,890
0.060% 09/25/15 (a)	6,183,000	6,182,753
0.063% 09/18/15 (a)	100,000,000	99,997,049
0.063% 09/18/15 (a)	127,847,000	127,843,197
0.065% 09/04/15 (a)	88,090,000	88,089,523
0.065% 09/18/15 (a)	3,735,000	3,734,885
0.066% 09/11/15 (a)	42,450,000	42,449,222
0.069% 09/16/15 (a)	148,569,000	148,564,729
0.070% 09/15/15 (a)	62,491,000	62,489,299
0.070% 09/16/15 (a)	38,810,000	38,808,868
0.070% 09/23/15 (a)	170,913,000	170,905,689
0.070% 09/25/15 (a)	42,605,000	42,603,012
0.070% 09/28/15 (a)	50,000,000	49,997,375
0.075% 09/17/15 (a)	34,310,000	34,308,856
0.078% 10/02/15 (a)	6,097,000	6,096,590
0.080% 09/11/15 (a)	12,690,000	12,689,718
0.080% 09/23/15 (a)	5,500,000	5,499,731

	Par ($)	Value ($)
0.082% 09/23/15 (a)	84,704,000	84,699,755
0.085% 09/17/15 (a)	42,352,000	42,350,400
0.085% 09/23/15 (a)	57,938,000	57,934,990
0.090% 09/02/15	9,700,000	9,700,004
0.090% 09/11/15 (a)	10,610,000	10,609,735
0.090% 09/16/15 (a)	1,005,000	1,004,962
0.090% 10/02/15 (a)	19,950,000	19,948,454
0.090% 10/07/15 (a)	6,097,000	6,096,451
0.090% 10/09/15 (a)	24,405,000	24,402,682
0.091% 09/11/15 (a)	20,938,000	20,937,471
0.095% 10/21/15 (a)	35,487,000	35,482,318
0.099% 10/09/15 (a)	13,320,000	13,318,608
0.100% 10/02/15 (a)	22,500,000	22,498,062
0.100% 10/09/15 (a)	9,600,000	9,598,987
0.100% 10/16/15 (a)	17,300,000	17,297,837
0.100% 10/20/15 (a)	4,655,000	4,654,366
0.100% 10/22/15	50,000,000	49,997,406
0.100% 10/23/15 (a)	106,160,000	106,144,666
0.110% 10/23/15 (a)	82,300,000	82,286,923
0.112% 10/28/15 (a)	62,365,000	62,353,941
0.113% 10/28/15 (a)	10,566,000	10,564,110
0.116% 10/07/15 (a)	85,010,000	85,000,139
0.120% 10/09/15 (a)	85,071,000	85,060,224
0.120% 10/14/15 (a)	11,725,000	11,723,319
0.125% 09/02/15	6,650,000	6,649,999
0.125% 09/08/15	2,185,000	2,184,975
0.125% 09/14/15	2,000,000	2,000,001
0.125% 11/25/15	330,000	329,832
0.130% 09/11/15	12,000,000	12,000,105
0.130% 10/14/15 (a)	8,465,000	8,463,686
0.140% 10/09/15 (a)	5,000,000	4,999,261
0.147% 01/09/17 (09/09/15) (b)(c)	78,910,000	78,907,192
0.150% 09/11/15 (a)	3,500,000	3,499,854
0.150% 10/02/15	14,625,000	14,624,842
0.151% 10/16/15 (a)	62,804,000	62,792,146
0.155% 10/14/15 (a)	12,285,000	12,282,726
0.155% 10/16/15 (a)	63,925,000	63,912,615
0.160% 09/25/15	1,335,000	1,335,011
0.160% 10/07/15 (a)	27,745,000	27,740,561
0.164% 02/14/17 (09/14/15) (b)(c)	40,585,000	40,585,000
0.170% 09/25/15	13,355,000	13,355,592
0.170% 10/14/15 (a)	23,000,000	22,995,330
0.170% 11/20/15 (a)	231,348,000	231,260,602
0.171% 09/09/15 (a)	2,000,000	1,999,924
0.175% 10/14/15 (a)	2,000,000	1,999,582
0.175% 11/20/15 (a)	13,765,000	13,759,647
0.180% 10/27/15	5,980,000	5,980,445
0.180% 11/09/15 (a)	1,545,000	1,544,467

See Accompanying Notes to Financial Statements.

3

BofA Government Reserves

August 31, 2015

Government & Agency Obligations (continued)

	Par ($)	Value ($)
0.180% 11/23/15 (a)	605,000	604,749
0.180% 12/02/15 (a)	1,705,000	1,704,216
0.180% 12/03/15 (a)	4,240,000	4,238,028
0.180% 12/09/15 (a)	2,120,000	2,118,951
0.189% 11/25/15 (a)	300,000,000	299,866,125
0.190% 09/01/15	113,440,000	113,440,000
0.190% 09/08/15	5,015,000	5,015,045
0.190% 09/17/15	16,650,000	16,650,307
0.190% 09/29/15	58,495,000	58,498,026
0.190% 10/14/15	19,525,000	19,525,823
0.200% 09/14/15	5,900,000	5,900,138
0.200% 09/15/15	5,160,000	5,160,113
0.200% 09/18/15	8,140,000	8,140,276
0.200% 09/18/15	12,475,000	12,475,377
0.200% 09/25/15	140,405,000	140,412,675
0.200% 09/29/15	26,185,000	26,186,838
0.200% 10/16/15	12,815,000	12,816,520
0.200% 10/27/15	47,550,000	47,551,972
0.200% 11/30/15 (a)	46,967,000	46,943,516
0.200% 01/11/16 (a)	6,875,000	6,869,958
0.200% 01/15/16 (a)	23,900,000	23,881,942
0.203% 08/17/17 (09/20/15) (b)(c)	28,200,000	28,200,000
0.210% 10/13/15	22,550,000	22,551,222
0.210% 11/30/15	9,000,000	8,998,821
0.220% 10/07/15 (09/01/15) (b)(c)	8,560,000	8,560,740
0.220% 11/23/15	1,800,000	1,799,906
0.220% 01/11/16 (a)	2,320,000	2,318,129
0.220% 01/15/16 (a)	2,139,000	2,137,222
0.220% 01/20/16 (a)	14,980,000	14,967,092
0.225% 12/01/15 (a)	20,696,000	20,684,229
0.227% 01/20/16 (a)	1,030,000	1,029,084
0.230% 10/14/15	4,030,000	4,030,331
0.230% 10/30/15	13,045,000	13,046,845
0.230% 11/02/15 (a)	13,535,000	13,529,639
0.232% 01/22/16 (a)	3,900,000	3,896,406
0.232% 01/27/16 (a)	23,871,000	23,848,232
0.236% 01/29/16 (a)	13,300,000	13,286,922
0.240% 11/06/15 (a)	4,100,000	4,098,196
0.240% 11/17/15 (a)	820,000	819,579
0.240% 01/27/16 (a)	5,115,000	5,109,953
0.250% 10/15/15	4,225,000	4,225,543
0.250% 12/09/15	495,000	494,969
0.270% 12/08/15 (a)	820,000	819,397
0.270% 12/15/15	16,415,000	16,416,280
0.450% 09/21/15	5,115,000	5,116,012
0.480% 09/18/15	1,110,000	1,110,184
0.500% 11/20/15	9,755,000	9,759,904
0.850% 11/20/15	500,000	500,651

	Par ($)	Value ($)
1.400% 11/27/15	4,085,000	4,096,258
1.625% 09/28/15	800,000	800,880
1.750% 09/11/15	22,295,000	22,304,600
2.000% 11/03/15	1,720,000	1,725,292
2.375% 12/11/15	15,000,000	15,088,856
2.875% 09/11/15	12,825,000	12,834,421
4.750% 09/11/15	5,670,000	5,677,102
5.000% 12/21/15	9,715,000	9,855,393
Tennessee Valley Authority
0.060% 09/02/15 (a)	65,000,000	64,999,892
0.060% 09/08/15 (a)	50,000,000	49,999,417
0.062% 09/15/15 (a)	25,000,000	24,999,397
0.064% 09/08/15 (a)	90,000,000	89,998,880
0.065% 09/08/15 (a)	21,283,000	21,282,731
0.065% 09/15/15 (a)	38,800,000	38,799,019
U.S. Government Agencies Total		5,993,613,789
U.S. Government Obligations – 11.8%
U.S. Cash Management Bill
0.065% 09/15/15 (d)	170,000,000	169,995,703
U.S. Treasury Bill
0.040% 09/17/15 (d)	48,905,000	48,904,131
0.040% 09/24/15 (d)	85,955,000	85,952,803
0.050% 09/03/15 (d)	127,770,000	127,769,645
0.050% 09/10/15 (d)	85,072,000	85,070,937
U.S. Treasury Note
0.250% 09/15/15	256,200,000	256,218,713
U.S. Government Obligations Total		773,911,932
Total Government & Agency Obligations (cost of $6,767,525,721)		6,767,525,721
Total Investments – 102.6% (cost of $6,767,525,721) (e)		6,767,525,721
Other Assets & Liabilities, Net – (2.6)%		(168,600,892)
Net Assets – 100.0%		6,598,924,829

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2015.

(c)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $6,767,525,721.

See Accompanying Notes to Financial Statements.

4

BofA Government Reserves

August 31, 2015

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$6,767,525,721	$—	$6,767,525,721
Total Investments	$—	$6,767,525,721	$—	$6,767,525,721

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	90.8
U.S. Government Obligations	11.8
102.6
Other Assets & Liabilities, Net	(2.6)
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	6,767,525,721
	Cash	337
	Receivable for:
	Fund shares sold	2,400
	Interest	1,997,946
	Expense reimbursement due from investment advisor	6,062
	Trustees' deferred compensation plan	8,926
	Prepaid expenses	42,793
	Total Assets	6,769,584,185
Liabilities	Payable for:
	Investments purchased	169,995,703
	Fund shares repurchased	15,757
	Distributions	39,655
	Investment advisory fee	204,400
	Administration fee	227,009
	Pricing and bookkeeping fees	17,113
	Transfer agent fee	12,238
	Trustees' fees	6,108
	Custody fee	14,657
	Chief Compliance Officer expenses	3,060
	Trustees' deferred compensation plan	8,926
	Other liabilities	114,730
	Total Liabilities	170,659,356
	Net Assets	6,598,924,829
Net Assets Consist of	Paid-in capital	6,598,925,939
	Overdistributed net investment income	(28,000)
	Accumulated net realized gain	26,890
	Net Assets	6,598,924,829

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2015

Adviser Class Shares	Net assets	$343,377,124
	Shares outstanding	343,376,845
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$4,301,070,042
	Shares outstanding	4,301,063,943
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$77,471,794
	Shares outstanding	77,471,732
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$25,441,985
	Shares outstanding	25,441,976
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$121,970,596
	Shares outstanding	121,970,426
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$3,234,060
	Shares outstanding	3,234,056
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$1,110,741
	Shares outstanding	1,110,741
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$45,074,127
	Shares outstanding	45,074,077
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,680,174,360
	Shares outstanding	1,680,172,310
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	5,598,756
Expenses	Investment advisory fee	9,317,970
	Administration fee	6,071,980
	Distribution fee:
	Daily Class Shares	332,309
	Investor Class Shares	1,874
	Investor II Class Shares	1,359
	Service fee:
	Adviser Class Shares	1,198,397
	Daily Class Shares	237,364
	Investor Class Shares	4,684
	Investor II Class Shares	3,398
	Liquidity Class Shares	273,743
	Shareholder administration fee:
	Institutional Class Shares	52,754
	Investor II Class Shares	1,359
	Trust Class Shares	1,722,829
	Transfer agent fee	119,934
	Pricing and bookkeeping fees	173,172
	Trustees' fees	67,973
	Custody fee	88,095
	Chief Compliance Officer expenses	17,234
	Other expenses	574,440
	Total Expenses	20,260,868
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(11,453,976)
	Fees waived by distributor:
	Adviser Class Shares	(1,197,446)
	Daily Class Shares	(569,542)
	Institutional Class Shares	(52,824)
	Investor Class Shares	(6,561)
	Investor II Class Shares	(6,115)
	Liquidity Class Shares	(273,847)
	Trust Class Shares	(1,723,058)
	Net Expenses	4,977,499
	Net Investment Income	621,257
	Net realized gain on investments	26,890
	Net Increase Resulting from Operations	648,147

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets — BofA Government Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	621,257	597,021
	Net realized gain on investments	26,890	44,310
	Net increase resulting from operations	648,147	641,331
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(47,936)	(46,548)
	Capital Class Shares	(365,013)	(305,405)
	Daily Class Shares	(9,495)	(18,723)
	Institutional Capital Shares	(2,048)	(28,498)
	Institutional Class Shares	(13,190)	(7,697)
	Investor Class Shares	(187)	(351)
	Investor II Class Shares	(136)	(163)
	Liquidity Class Shares	(10,952)	(12,092)
	Trust Class Shares	(172,304)	(197,260)
	Total distributions to shareholders	(621,261)	(616,737)
	Net Capital Stock Transactions	997,771,701	(516,236,938)
	Contribution from advisor (See Note 3)	525,000	—
	Total increase (decrease) in net assets	998,323,587	(516,212,344)
Net Assets	Beginning of period	5,600,601,242	6,116,813,586
	End of period	6,598,924,829	5,600,601,242
	Overdistributed net investment income at end of period	(28,000)	(27,996)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,865,969,645	2,865,969,645	2,918,361,932	2,918,361,932
Distributions reinvested	3,007	3,007	3,728	3,728
Redemptions	(2,983,037,837)	(2,983,037,837)	(2,875,533,504)	(2,875,533,504)
Net increase (decrease)	(117,065,185)	(117,065,185)	42,832,156	42,832,156
Capital Class Shares
Subscriptions	18,000,192,222	18,000,192,222	9,680,252,071	9,680,252,071
Distributions reinvested	182,018	182,018	189,010	189,010
Redemptions	(16,608,971,866)	(16,608,971,866)	(10,416,922,734)	(10,416,922,734)
Net increase (decrease)	1,391,402,374	1,391,402,374	(736,481,653)	(736,481,653)
Daily Class Shares
Subscriptions	523,395,603	523,395,603	423,633,023	423,633,023
Distributions reinvested	—	—	2	2
Redemptions	(659,861,024)	(659,861,024)	(272,426,198)	(272,426,198)
Net increase (decrease)	(136,465,421)	(136,465,421)	151,206,827	151,206,827
Institutional Capital Shares
Subscriptions	45,130,507	45,130,507	1,050,813,998	1,050,813,998
Distributions reinvested	1	1	23,673	23,673
Redemptions	(36,909,646)	(36,909,646)	(1,033,685,072)	(1,033,685,072)
Net increase	8,220,862	8,220,862	17,152,599	17,152,599
Institutional Class Shares
Subscriptions	549,738,323	549,738,323	426,395,943	426,395,943
Distributions reinvested	13,045	13,045	7,480	7,480
Redemptions	(520,426,775)	(520,426,775)	(379,742,760)	(379,742,760)
Net increase	29,324,593	29,324,593	46,660,663	46,660,663
Investor Class Shares
Subscriptions	28,910,455	28,910,455	26,061,787	26,061,787
Distributions reinvested	60	60	26	26
Redemptions	(27,332,211)	(27,332,211)	(28,616,292)	(28,616,292)
Net increase (decrease)	1,578,304	1,578,304	(2,554,479)	(2,554,479)
Investor II Class Shares
Subscriptions	161,595	161,595	1,695,742	1,695,742
Distributions reinvested	80	80	109	109
Redemptions	(865,240)	(865,240)	(1,287,893)	(1,287,893)
Net increase (decrease)	(703,565)	(703,565)	407,958	407,958
Liquidity Class Shares
Subscriptions	368,522,876	368,522,876	833,068,409	833,068,409
Distributions reinvested	10,575	10,575	12,071	12,071
Redemptions	(493,874,435)	(493,874,435)	(802,266,319)	(802,266,319)
Net increase (decrease)	(125,340,984)	(125,340,984)	30,814,161	30,814,161
Trust Class Shares
Subscriptions	5,096,829,041	5,096,829,041	3,561,602,601	3,561,602,601
Distributions reinvested	264	264	336	336
Redemptions	(5,150,008,582)	(5,150,008,582)	(3,627,878,107)	(3,627,878,107)
Net decrease	(53,179,277)	(53,179,277)	(66,275,170)	(66,275,170)

See Accompanying Notes to Financial Statements.

10

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.52%	0.52%		0.52%		0.51%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.43%		0.44%	0.41%		0.41%		0.35%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$343,377		$460,390	$417,569		$321,056		$393,326

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014	2013		2012(a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	— (b)	—	(b)	—		—
Total from investment operations	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Increase from Contribution from Advisor	—	(b)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01%	0.01%		0.00	%(f)	0.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%		0.27%	0.27%		0.27%		0.26%
Net expenses	0.08%		0.08%	0.11	%(g)	0.11	%(g)	0.15	%(g)
Waiver/Reimbursement	0.18%		0.19%	0.16%		0.16%		0.11%
Net investment income	0.01%		0.01%	0.01	%(g)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$4,301,070		$2,909,385	$3,645,814		$3,784,266		$3,502,524

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.86%		0.87%	0.86%		0.87%		0.86%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.78%		0.79%	0.75%		0.76%		0.70%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$77,472		$213,917	$62,724		$75,176		$106,178

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014	2013		2012(a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	— (b)	—	(b)	—		—
Total from investment operations	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Increase from Contribution from Advisor	—	(b)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01%	0.01%		0.00	%(f)	0.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%		0.27%	0.27%		0.26%		0.26%
Net expenses	0.08%		0.08%	0.14	%(g)(h)	0.11	%(g)	0.16	%(g)
Waiver/Reimbursement	0.18%		0.19%	0.13%		0.15%		0.10%
Net investment income	0.01%		0.01%	0.01	%(g)	0.01	%(g)	—	%(f)(g)
Net assets, end of period (000s)	$25,442		$17,219	$69		$75,480		$36,981

Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

See Accompanying Notes to Financial Statements.

14

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.30%		0.31%	0.30%		0.31%		0.30%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.22%		0.23%	0.19%		0.20%		0.14%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$121,971		$92,637	$45,979		$213,568		$527,276
Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.61%		0.62%	0.62%		0.62%		0.61%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.53%		0.54%	0.51%		0.51%		0.45%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$3,234		$1,656	$4,210		$4,557		$7,866

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2015		2014	2013		2012(a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	— (b)	—	(b)	—		—
Total from investment operations	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	— (b)	—	(b)	—	(b)	—	(b)
Increase from Contribution from Advisor	—	(b)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.01%	0.01%		0.00	%(f)	0.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.71%		0.72%	0.72%		0.72%		0.71%
Net expenses	0.08%		0.08%	0.11	%(g)	0.11	%(g)	0.15	%(g)
Waiver/Reimbursement	0.63%		0.64%	0.61%		0.61%		0.56%
Net investment income	0.01%		0.01%	0.01	%(g)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$1,111		$1,814	$1,406		$1,729		$1,432

Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  Rounds to less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.52%	0.52%		0.52%		0.51%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.15	%(f)
Waiver/Reimbursement	0.43%		0.44%	0.41%		0.41%		0.36%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$45,074		$170,399	$139,587		$142,671		$156,846

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights — BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—	(a)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01	%(d)	0.01%	0.01%		0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.36%		0.37%	0.37%		0.37%		0.36%
Net expenses	0.08%		0.08%	0.11	%(f)	0.11	%(f)	0.15	%(f)
Waiver/Reimbursement	0.28%		0.29%	0.26%		0.26%		0.21%
Net investment income	0.01%		0.01%	0.01	%(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$1,680,174		$1,733,185	$1,799,454		$1,924,215		$1,809,236

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
August 31, 2015

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares and G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

20

BofA Government Reserves, August 31, 2015

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal

Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Capital Contribution

Within the period September 1, 2014 to August 31, 2015, the Advisor made voluntary capital contributions to the Fund in the amount of $525,000.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

21

BofA Government Reserves, August 31, 2015

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$621,261	$616,737

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$38,545	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain

22

BofA Government Reserves, August 31, 2015

administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

23

BofA Government Reserves, August 31, 2015

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the

Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year ended
2018	2017	2016	recovery	08/31/2015
$3,999,887	$3,894,941	$4,126,445	$12,021,273	$—

24

BofA Government Reserves, August 31, 2015

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 6. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind"). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

25

BofA Government Reserves, August 31, 2015

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

27

Federal Income Tax Information (Unaudited) — BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)1	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

29

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

30

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Government Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-GOVT-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Connecticut Municipal Reserves

•  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	3
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	14
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2015

Municipal Bonds – 89.7%
	Par ($)	Value ($)
Connecticut – 82.0%
CT Berlin
Series 2015
1.000% 09/21/15	1,180,000	1,180,497
CT Bethel
Series 2015
1.000% 11/15/15	1,495,000	1,497,499
CT Bloomfield
Series 2010 B
4.000% 10/15/15	1,070,000	1,075,036
CT Branford
Series 2011
4.000% 02/01/16	400,000	405,977
CT Darien
Series 2014
1.000% 09/09/15	925,000	925,162
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.200% 05/01/21 (09/03/15) (a)(b)	610,000	610,000
RK Bradley Associates LP,
Bradley Airport Hotel, Series 2006, LOC: TD Bank N.A.: 0.020% 12/01/28 (09/03/15) (a)(b)	1,900,000	1,900,000
CT Enfield
Series 2015 B
3.000% 08/01/16	500,000	511,993
CT Glastonbury
Series 2014
1.000% 11/09/15	445,000	445,586
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.020% 07/01/41 (09/03/15) (a)(b)	1,855,000	1,855,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.010% 07/01/34 (09/03/15) (a)(b)	2,900,000	2,900,000

	Par ($)	Value ($)
Griffin Hospital, Inc.,
Series 2007 C, LOC: Wells Fargo Bank N.A. 0.020% 07/01/37 (09/03/15) (a)(b)	175,000	175,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank 0.010% 07/01/37 (09/03/15) (a)(b)	2,090,000	2,090,000
Lawrence & Mem Corp. Oblig.,
Series 2013 H, LOC: TD Bank N.A. 0.010% 07/01/34 (09/02/15) (a)(b)	2,400,000	2,400,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.010% 07/01/30 (09/03/15) (a)(b)	2,000,000	2,000,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.040% 07/01/30 (09/02/15) (a)(b)	2,400,000	2,400,000
Wesleyan University,
Series 2010 H 0.010% 07/01/40 (09/03/15) (b)(c)	2,000,000	2,000,000
Yale University,
Series 2001 V-2, 0.010% 07/01/36 (09/01/15) (b)(c)	5,160,000	5,160,000
Yale-New Haven Hospital Oblig,
Series 2014 C LOC: JPMorgan Chase Bank 0.010% 07/01/25 (09/02/15) (a)(b)	2,300,000	2,300,000
CT Housing Finance Authority
Series 2014 D2, AMT
0.300% 11/15/15	690,000	690,000
Series 2009 C2
SPA: JPMorgan Chase Bank 0.010% 11/15/36 (09/01/15) (a)(b)	1,075,000	1,075,000
Series 2011 E-3,
SPA: Bank Tokyo-Mitsubishi UFJ 0.010% 11/15/41 (09/03/15) (a)(b)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2015 C3
SPA: Royal Bank of Canada 0.010% 11/15/45 (09/03/15) (a)(b)	1,700,000	1,700,000
CT Manchester
Series 2007 B
4.000% 11/15/15	415,000	418,038
Series 2015
1.250% 02/23/16	1,000,000	1,004,605
CT Milford
Series 2010
4.000% 11/01/15	225,000	226,358
Series 2014
2.000% 11/01/15	305,000	305,838
CT Oxford
Series 2015
1.250% 07/21/16	1,238,000	1,247,609
CT Simsbury
Series 2011 B
2.000% 01/15/16	805,000	810,086
CT Southington
Series 2015
1.000% 09/01/15	865,000	865,000
CT Special Tax Revenue
Series 2013,
LIQ FAC: Citibank N.A. 0.020% 01/01/21 (09/03/15) (a)(b)(d)	1,000,000	1,000,000
CT Stafford
Series 2015
2.000% 08/03/16	1,570,000	1,591,280
Connecticut Total		44,765,564
Mississippi – 3.9%
MS Business Finance Corp.
Chevron U.S.A., Inc,
Series 2011 C GTY AGMT: Chevron Corp. 0.010% 11/01/35 (09/01/15) (a)(b)	700,000	700,000
MS Jackson County
Chevron Corp.,
Series 1993, 0.010% 06/01/23 (09/01/15) (b)(c)	1,400,000	1,400,000
Mississippi Total		2,100,000

	Par ($)	Value ($)
New York – 2.9%
NY City Water & Sewer System
Series 2007 BB-1,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.020% 06/15/36 (09/03/15) (a)(b)	600,000	600,000
NY Housing Finance Agency
Durst Pyramid LLC,
Series 2015 A-1 LOC: Bank of NY Mellon 0.010% 05/01/49 (09/02/15) (a)(b)	990,000	990,000
New York Total		1,590,000
Utah – 0.9%
UT Jordanelle Special Service District
Tuhaye,
Series 2005, LOC: Wells Fargo Bank N.A. 0.020% 09/01/25 (09/03/15) (a)(b)	500,000	500,000
Utah Total		500,000
Total Municipal Bonds (cost of $48,955,564)		48,955,564
Closed-End Investment Company – 6.9%
Other – 6.9%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (09/03/15) (a)(b)(d)	3,750,000	3,750,000
Other Total		3,750,000
Total Closed-End Investment Company (cost of $3,750,000)		3,750,000
Total Investments – 96.6% (cost of $52,705,564) (e)		52,705,564
Other Assets & Liabilities, Net – 3.4%		1,881,684
Net Assets – 100.0%		54,587,248

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2015

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $4,750,000 or 8.7% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $52,705,564.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$48,955,564	$—	$48,955,564
Total Closed-End Investment Company	—	3,750,000	—	3,750,000
Total Investments	$—	$52,705,564	$—	$52,705,564

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	89.7
Closed-End Investment Company	6.9
96.6
Other Assets & Liabilities, Net	3.4
100.0

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2015

Municipal Bonds – 99.1%
	Par ($)	Value ($)
Alaska – 1.9%
AK Valdez
Exxon Mobil Corp.,
Series 1993 C, 0.010% 12/01/33 (09/01/15) (a)(b)	2,370,000	2,370,000
Alaska Total		2,370,000
California – 2.0%
CA State
Series 2003 A-2
LOC: Bank of Montreal 0.010% 05/01/33 (09/01/15) (a)(c)	2,430,000	2,430,000
California Total		2,430,000
Massachusetts – 95.2%
MA Arlington
Series 2014
4.000% 11/01/15	1,123,000	1,130,004
MA BB&T Municipal Trust
Massachusetts State Water Resources,
Series 2007 B, LIQ FAC: Branch Banking & Trust 0.030% 02/01/29 (09/03/15) (a)(c)	1,700,000	1,700,000
MA City of Easthampton
Series 2011
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) Insured: State Aid Withholding 2.000% 03/01/16	500,000	503,963
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority
Series 2007 LIQ FAC: State Street Bank & Trust Co. 0.050% 11/01/26 (09/03/15) (a)(c)	6,000,000	6,000,000
MA Development Finance Agency
Babson College,
Series 2008 A, LOC: FHLB 0.010% 10/01/32 (09/03/15) (a)(c)	1,925,000	1,925,000
Bancroft Schools & Communities,
Series 2001, LOC: TD Bank N.A. 0.020% 09/01/31 (09/03/15) (a)(c)	3,835,000	3,835,000

	Par ($)	Value ($)
Beth Israel Deaconess Medical,
Series 2011 B, LOC: M&T Bank: 0.040% 06/01/41 (09/03/15) (a)(c)	6,255,000	6,255,000
New Bedford Waste Services,
Series 2001 AMT, LOC: U.S. Bank N.A. 0.120% 06/01/21 (09/03/15) (a)(c)	1,940,000	1,940,000
Partners Healthcare System,
Series 2011 K-1, SPA: Wells Fargo Bank N.A. 0.020% 07/01/46 (09/03/15) (a)(c)	4,000,000	4,000,000
Seven Hills Foundation, Inc,.
Series 2008 A LOC: TD Bank N.A. 0.010% 09/01/38 (09/03/15) (a)(c)	1,800,000	1,800,000
MA Gloucester
Series 2015 B
1.000% 02/05/16	2,600,000	2,607,069
MA Hanover
Series 2014
1.000% 09/11/15	1,476,698	1,477,013
MA Haverhill
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/15	1,500,000	1,500,000
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc.,
Series 2009 K LOC: Wells Fargo Bank N.A. 0.010% 07/01/39 (09/01/15) (a)(c)	2,000,000	2,000,000
Harvard University,
Series 1999 R, 0.010% 11/01/49 (09/01/15) (a)(b)	5,280,000	5,280,000
Massachusetts Institute of Technology,
Series 2001 J1 0.010% 07/01/31 (09/03/15) (a)(b)	1,500,000	1,500,000
The Children's Hospital Corp.,
Series 2010 N3 LOC: U.S. Bank N.A. 0.010% 10/01/38 (09/02/15) (a)(c)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Tufts University:
Series 1995 G SPA: Wells Fargo Bank N.A. 0.010% 02/15/26 (09/01/15) (a)(c)	4,495,000	4,495,000
Series 2008 N-2,
SPA: Wells Fargo Bank N.A. 0.010% 08/15/34 (09/01/15) (a)(c)	600,000	600,000
Wellesley College,
Series 1999 G, 0.010% 07/01/39 (09/03/15) (a)(b)	2,020,000	2,020,000
MA Housing Finance Agency
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.060% 06/01/36 (09/03/15) (a)(c)(d)	2,695,000	2,695,000
MA Industrial Finance Agency
Berkshire School, Inc.,
Series 1990, LOC: JPMorgan Chase Bank 0.010% 09/01/20 (09/02/15) (a)(c)	300,000	300,000
Governor Dummer Academy,
Series 1996, LOC: TD Bank N.A. 0.020% 07/01/26 (09/03/15) (a)(c)	1,900,000	1,900,000
MA Lawrence
Series 2014 A
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 12/01/15	2,000,000	2,003,525
Series 2015 A
Insured: State Aid Withholding 1.750% 09/01/16 (e)	3,000,000	3,038,220
Series 2015
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.250% 06/01/16	1,822,450	1,834,129
MA Lynn
Series 2010
Insured: State Aid Withholding 4.000% 09/01/15	2,280,000	2,280,000
MA Mansfield
Series 2014
1.000% 10/23/15	1,725,000	1,726,863

	Par ($)	Value ($)
MA Medfield
Series 2015
2.000% 05/15/16	885,000	895,032
MA Millis
Series 2015
2.000% 08/01/16	3,730,000	3,784,331
MA Nantucket
Series 2015
0.750% 11/13/15	2,400,000	2,402,905
MA Needham
Series 2015
2.000% 11/15/15	860,000	863,159
MA Newburyport
Series 2015
0.850% 10/23/15	4,769,435	4,774,378
MA Newton
Series 2015:
1.250% 03/15/16	1,250,000	1,256,348
2.000% 11/01/15	910,000	912,731
MA Northborough
Series 2015
1.000% 01/22/16	1,650,000	1,654,493
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38,
LOC: Royal Bank of Canada 0.030% 01/01/16 (09/03/15) (a)(c)(d)	10,530,000	10,530,000
MA University of Massachusetts Building Authority
Series 2005 2,
5.000% 11/01/16	5,000,000	5,040,450
Series 2011 1,
SPA: Wells Fargo Bank N.A. 0.020% 11/01/34 (09/02/15) (a)(c)	4,200,000	4,200,000
MA Walpole
Series 2014
0.500% 11/13/15	774,872	775,180
MA Water Resources Authority
Series 2008 E,
SPA: JPMorgan Chase Bank 0.030% 08/01/37 (09/03/15) (a)(c)	10,485,000	10,485,000
Massachusetts Total		117,919,793
Total Municipal Bonds (cost of $122,719,793)		122,719,793

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2015

Closed-End Investment Company – 6.5%
	Par ($)	Value ($)
Other – 6.5%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309,
LIQ FAC: Citibank N.A. 0.100% 12/01/40 (09/03/15) (a)(c)(d)	8,000,000	8,000,000
Other Total		8,000,000
Total Closed-End Investment Company (cost of $8,000,000)		8,000,000
Total Investments – 105.6% (cost of $130,719,793) (f)		130,719,793
Other Assets & Liabilities, Net – (5.6)%		(6,886,831)
Net Assets – 100.0%		123,832,962

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $21,225,000 or 17.1% of net assets for the Fund.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $130,719,793.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$122,719,793	$—	$122,719,793
Total Closed-End Investment Company	—	8,000,000	—	8,000,000
Total Investments	$—	$130,719,793	$—	$130,719,793

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.1
Closed-End Investment Company	6.5
105.6
Other Assets & Liabilities, Net	(5.6)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
ROCS	Reset Option Certificates
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2015

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	52,705,564	130,719,793
Cash	1,878,189	1,049,245
Receivable for:
Interest	63,818	290,066
Expense reimbursement due from investment advisor	16,827	16,477
Trustees' deferred compensation plan	1,959	2,338
Prepaid expenses	485	1,069
Total Assets	54,666,842	132,078,988
Liabilities
Payable for:
Investments purchased	—	5,123,783
Investments purchased on a delayed delivery basis	—	3,038,220
Investment advisory fee	1,849	3,581
Pricing and bookkeeping fees	4,549	5,463
Transfer agent fee	260	—
Trustees' fees	2,695	2,728
Audit fee	35,027	35,027
Legal fee	21,225	21,225
Custody fee	868	1,266
Chief Compliance Officer expenses	1,263	1,283
Trustees' deferred compensation plan	1,959	2,338
Other liabilities	9,899	11,112
Total Liabilities	79,594	8,246,026
Net Assets	54,587,248	123,832,962
Net Assets Consist of
Paid-in capital	54,587,096	123,832,962
Undistributed net investment income	144	—
Accumulated net realized gain	8	—
Net Assets	54,587,248	123,832,962
Capital Class Shares
Net assets	$54,057,913	$116,683,496
Shares outstanding	54,054,665	116,677,933
Net asset value per share	$1.00	$1.00
Investor Class Shares
Net assets	$237,918	$1,249,292
Shares outstanding	237,904	1,249,234
Net asset value per share	$1.00	$1.00
Trust Class Shares
Net assets	$291,417	$5,900,174
Shares outstanding	291,399	5,899,892
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

9

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2015

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	62,173	133,382
Expenses
Investment advisory fee	83,781	182,099
Administration fee	9,476	65,189
Distribution fee:
Investor Class Shares	534	1,072
Service fee:
Investor Class Shares	1,335	2,679
Shareholder administration fee:
Trust Class Shares	347	3,640
Transfer agent fee	5,581	6,518
Pricing and bookkeeping fees	49,881	60,305
Trustees' fees	29,397	29,789
Custody fee	4,780	6,572
Registration fees	19,369	19,369
Audit fee	44,150	44,150
Legal fees	98,375	98,375
Chief Compliance Officer expenses	7,416	7,506
Other expenses	23,619	25,575
Total Expenses	378,041	552,838
Fees waived or expenses reimbursed by investment advisor and/or administrator	(313,650)	(412,075)
Fees waived by distributor:
Investor Class Shares	(1,871)	(3,747)
Trust Class Shares	(347)	(3,634)
Net Expenses	62,173	133,382
Net Investment Income	—	—
Net realized gain on investments	8	—
Net Increase Resulting from Operations	8	—

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2015 ($)	2014 ($)	2015 ($)	2014 ($)
Operations
Net realized gain on investments	8	14,445	—	12,788
Net increase resulting from operations	8	14,445	—	12,788
Distributions to Shareholders
From net investment income:
Capital Class Shares	—	(14,536)	—	(26,302)
Investor Class Shares	—	(451)	—	(240)
Trust Class Shares	—	(33)	—	(122)
From net realized gains:
Capital Class Shares	(14,215)	—	(12,404)	(3,707)
Investor Class Shares	(90)	—	(97)	(34)
Trust Class Shares	(140)	—	(287)	(16)
Total distributions to shareholders	(14,445)	(15,020)	(12,788)	(30,421)
Net Capital Stock Transactions	(3,878,961)	(13,011,913)	(8,240,966)	(19,187,612)
Total decrease in net assets	(3,893,398)	(13,012,488)	(8,253,754)	(19,205,245)
Net Assets
Beginning of period	58,480,646	71,493,134	132,086,716	151,291,961
End of period	54,587,248	58,480,646	123,832,962	132,086,716
Undistributed net investment income at end of period	144	—	—	—

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets (continued) – BofA Connecticut
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	102,295,215	102,295,215	110,812,777	110,812,777
Distributions reinvested	82	82	91	91
Redemptions	(105,174,152)	(105,174,152)	(122,894,548)	(122,894,548)
Net decrease	(2,878,855)	(2,878,855)	(12,081,680)	(12,081,680)
Investor Class Shares
Subscriptions	8,579,193	8,579,193	8,979,693	8,979,693
Distributions reinvested	37	37	—	—
Redemptions	(9,386,362)	(9,386,362)	(10,248,955)	(10,248,955)
Net decrease	(807,132)	(807,132)	(1,269,262)	(1,269,262)
Trust Class Shares
Subscriptions	1,200,868	1,200,868	2,613,728	2,613,728
Distributions reinvested	43	43	—	—
Redemptions	(1,393,885)	(1,393,885)	(2,274,699)	(2,274,699)
Net increase (decrease)	(192,974)	(192,974)	339,029	339,029

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Massachusetts
Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	251,974,499	251,974,499	248,924,312	248,924,312
Distributions reinvested	192	192	456	456
Redemptions	(265,086,219)	(265,086,219)	(264,560,625)	(264,560,625)
Net decrease	(13,111,528)	(13,111,528)	(15,635,857)	(15,635,857)
Investor Class Shares
Subscriptions	640,346	640,346	451,016	451,016
Distributions reinvested	27	27	—	—
Redemptions	(389,233)	(389,233)	(471,251)	(471,251)
Net increase (decrease)	251,140	251,140	(20,235)	(20,235)
Trust Class Shares
Subscriptions	33,289,873	33,289,873	11,643,432	11,643,432
Distributions reinvested	27	27	—	—
Redemptions	(28,670,478)	(28,670,478)	(15,174,952)	(15,174,952)
Net increase (decrease)	4,619,422	4,619,422	(3,531,520)	(3,531,520)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	0.001		0.001
Net realized gain (loss) on investments	—	(b)	—	(b)	—		—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	(0.001)		(0.001)
From net realized gains	—	(b)	—		—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.02%		0.05%		0.11%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.67%		0.62%		0.60%		0.52%		0.57%
Net expenses	0.11%		0.14%		0.18	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.56%		0.48%		0.42%		0.32%		0.37%
Net investment income	—		—		0.02	%(e)	0.04	%(e)	0.11	%(e)
Net assets, end of period (000s)	$54,058		$56,951		$69,033		$94,404		$98,206

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—
Net realized gain (loss) on investments	—	(b)	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.02%		0.03%		0.06	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	1.02%		0.98%		0.94%		0.86	%(f)
Net expenses	0.11%		0.15%		0.21	%(g)	0.25	%(f)(g)
Waiver/Reimbursement	0.91%		0.83%		0.73%		0.61	%(f)
Net investment income	—		—		—	%(g)(h)	—	(g)
Net assets, end of period (000s)	$238		$1,045		$2,315		$9,228

Past performance is no guarantee of future results.

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—
Net realized gain (loss) on investments	—	(b)	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—		—	(b)	—	(b)	—
From net realized gains	—	(b)	—		—		—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02%		0.02%		0.03%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.77%		0.71%		0.74%		0.60	%(e)
Net expenses	0.11%		0.14%		0.20	%(f)	0.23	%(e)(f)
Waiver/Reimbursement	0.66%		0.57%		0.54%		0.37	%(e)
Net investment income	—		—		—	%(f)(g)	—	(f)
Net assets, end of period (000s)	$291		$485		$145		$100

Past performance is no guarantee of future results.

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015	2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(b)	0.001		0.001
Net realized gain (loss) on investments	—	—	(b)	—		—		—
Total from investment operations	—	—	(b)	—	(b)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	—	(b)	—	(b)	(0.001)		(0.001)
From net realized gains	— (b)	—	(b)	—		—		—	(b)
Total distributions to shareholders	— (b)	—	(b)	—	(b)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01%	0.02%		0.04	%(e)	0.07%		0.12%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.45%	0.42%		0.43%		0.39%		0.42%
Net expenses	0.11%	0.14%		0.18	%(f)	0.20	%(f)	0.20	%(f)
Waiver/Reimbursement	0.34%	0.28%		0.25%		0.19%		0.22%
Net investment income	—	—		0.02	%(f)	0.04	%(f)	0.11	%(f)
Net assets, end of period (000s)	$116,683	$129,808		$145,460		$186,824		$198,945

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares and G-Trust shares were converted into Capital Class shares when Capital Class shares were first offered. The financial information of Capital Class shares prior to this conversion is that of G-Trust shares, which reflects substantially the same expenses as those of Capital Class shares. If the historic financial information of Retail A shares was used instead of that of G-Trust shares, the total return for each period prior to the conversion would be lower due to the higher expenses applicable to Retail A shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—		—
Net realized gain (loss) on investments	—	—	(b)	—	(b)	—
Total from investment operations	—	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	—	(b)	—	(b)	—
From net realized gains	— (b)	—	(b)	—		—
Total distributions to shareholders	— (b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01%	0.02%		0.02	%(e)	0.03	%(f)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.80%	0.77%		0.78%		0.73	%(g)
Net expenses	0.11%	0.14%		0.19	%(h)	0.24	%(g)(h)
Waiver/Reimbursement	0.69%	0.63%		0.59%		0.49	%(g)
Net investment income	—	—		—	(h)	—	(h)
Net assets, end of period (000s)	$1,249	$998		$1,019		$586

Past performance is no guarantee of future results.

(a)  Investor Class shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015	2014		2013		2012 (a)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—		—
Net realized gain (loss) on investments	—	—	(b)	—	(b)	—
Total from investment operations	—	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	—	—	(b)	—	(b)	—
From net realized gains	— (b)	—	(b)	—		—
Total distributions to shareholders	— (b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01%	0.02%		0.02	%(e)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.55%	0.52%		0.53%		0.48	%(f)
Net expenses	0.11%	0.14%		0.17	%(g)(h)	0.23	%(f)(h)
Waiver/Reimbursement	0.44%	0.38%		0.36%		0.25	%(f)
Net investment income	—	—		—	(h)	—	(h)
Net assets, end of period (000s)	$5,900	$1,281		$4,813		$100
Past performance is no guarantee of future results.

(a)  Trust Class shares commenced operations on July 18, 2012. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  Annualized.

(g)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Money Market Funds
August 31, 2015

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each, a "Fund" and together, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers three classes of shares: Capital Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, for each Fund, the Capital Class shares commenced operations and the G-Trust and Retail A shares converted into each Fund's Capital Class shares. On October 3, 2011, each Fund's Investor Class shares commenced operations. On July 18, 2012, each Fund's Trust Class shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB)

Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and each Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk and others). These investments may trade in markets that are not considered to be active, but

20

BofA Money Market Funds, August 31, 2015

whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statements of Operations) and realized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Funds generally intend to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

21

BofA Money Market Funds, August 31, 2015

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from differing treatments for disallowance of excess expenses allocable to tax-exempt income were identified and reclassified among the components of the Funds' net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
BofA Connecticut Municipal Reserves	$144	$—	$(144)
BofA Massachusetts Municipal Reserves	$—	$—	$—

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31, 2015
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$—	$14,445	$—
BofA Massachusetts Municipal Reserves	$—	$12,788	$—
	August 31, 2014
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$15,020	$—	$—
BofA Massachusetts Municipal Reserves	$26,663	$3,758	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The components of distributable earnings on a tax basis as of August 31, 2015 were as follows:

Fund	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$—	$152	$—
BofA Massachusetts Municipal Reserves	$—	$—	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes,

22

BofA Money Market Funds, August 31, 2015

based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Funds. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average daily net assets of the Funds and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of each Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of each Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Funds also reimburse State Street for certain out-of-pocket expenses and charges including

23

BofA Money Market Funds, August 31, 2015

fees associated with pricing the securities held in each Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Funds' shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Funds. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Funds to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Funds. The Shareholder Servicing Plan permits the Funds to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits for each Fund, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares – BofA Connecticut Municipal Reserves	0.10%	0.10%
Investor Class Shares – BofA Massachusetts Municipal Reserves	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares – BofA Connecticut Municipal Reserves	0.25%	0.25%
Investor Class Shares – BofA Massachusetts Municipal Reserves	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class shares of the Funds. Under the Administration Plans, the Funds may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Funds. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plan:	Current Rate	Plan Limit
Trust Class Shares – BofA Connecticut Municipal Reserves	0.10%	0.10%
Trust Class Shares – BofA Massachusetts Municipal Reserves	0.10%	0.10%

24

BofA Money Market Funds, August 31, 2015

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2015, so that the Funds' ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of each

Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Funds certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Funds' total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

	Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
	2018	2017	2016	recovery	ended 08/31/2015
BofA Connecticut Municipal Reserves	$264,024	$270,502	$224,361	$758,887	$—
BofA Massachusetts Municipal Reserves	$302,455	$315,924	$256,860	$875,239	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of each Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Funds and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Funds did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

25

BofA Money Market Funds, August 31, 2015

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 7. Significant Risks and Contingencies

The Funds' risks include, but are not limited to the following:

Securities Risk

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, each Fund's value will likely be more volatile than the value of more diversified funds. The Funds may not operate as non-diversified funds at all times.

Redemption/Liquidity Risk

The Funds may be subject to redemption risk. The Funds may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Funds may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Funds could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Funds reserve the right to pay redemption proceeds with securities (a "redemption in kind"). The Funds may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Funds). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Funds' management is evaluating the implications of the reforms and their impact on the Funds, including potential effects on the Funds' operations and returns.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

27

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

BofA Massachusetts Municipal Reserves

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

29

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

30

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

Each Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-CTMA-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	31
Federal Income Tax Information	32
Fund Governance	33
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Money Market Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.40	0.81	0.82	0.16
Institutional Capital Shares	1,000.00	1,000.00	1,000.40	1,024.40	0.81	0.82	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.20	1.01	1.02	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

August 31, 2015

Certificates of Deposit – 32.1%
	Par ($)	Value ($)
Bank of Montreal Chicago
0.190% 09/15/15	185,000,000	185,000,000
0.250% 09/16/15	129,000,000	129,000,000
0.282% 11/04/15 (09/04/15) (a)(b)	100,000,000	100,000,000
0.282% 12/04/15 (09/04/15) (a)(b)	95,074,000	95,074,000
0.365% 01/22/16 (09/22/15) (a)(b)	150,000,000	150,000,000
Bank of Nova Scotia Houston
0.260% 09/03/15 (09/01/15) (a)(b)	154,000,000	154,000,000
0.270% 10/07/15 (09/01/15) (a)(b)	25,000,000	25,000,000
0.270% 11/02/15 (09/01/15) (a)(b)	25,000,000	25,000,000
0.304% 01/07/16 (09/08/15) (a)(b)	19,419,000	19,415,726
0.350% 01/07/16 (09/01/15) (a)(b)	79,000,000	79,000,000
0.360% 02/11/16 (09/01/15) (a)(b)	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.180% 09/15/15	139,000,000	139,000,000
0.250% 09/08/15	45,000,000	45,000,000
0.280% 09/08/15	50,000,000	50,000,582
0.290% 10/05/15	32,000,000	32,000,000
0.318% 09/01/15	56,400,000	56,400,000
0.328% 11/02/15 (09/01/15) (a)(b)	75,000,000	75,000,000
0.388% 02/01/16 (09/01/15) (a)(b)	125,500,000	125,500,000
0.464% 12/04/15 (09/04/15) (a)(b)	4,788,000	4,789,110
Credit Industriel et Commercial NY
0.250% 09/01/15	81,000,000	81,000,000
0.380% 11/05/15	26,706,000	26,709,838
Credit Suisse NY
0.230% 09/01/15	40,000,000	40,000,000
0.230% 09/04/15	60,000,000	60,000,000
0.300% 09/25/15	50,000,000	50,000,000
0.580% 09/18/15	2,727,000	2,727,346
DNB NOR Bank ASA NY
0.130% 09/02/15	537,000,000	537,000,000
HSBC Bank USA NA
0.285% 09/16/15	50,000,000	50,000,000
0.301% 11/06/15 (09/08/15) (a)(b)	100,000,000	100,000,000

	Par ($)	Value ($)
0.315% 09/15/15	75,000,000	75,000,000
0.328% 12/02/15 (09/02/15) (a)(b)	67,000,000	67,000,000
0.340% 11/09/15	50,000,000	50,000,000
0.340% 11/12/15	18,000,000	18,000,000
Mizuho Corporate Bank Ltd./NY
0.270% 09/15/15	115,000,000	115,000,000
0.290% 10/15/15	96,500,000	96,500,000
0.300% 09/14/15	4,000,000	4,000,115
0.300% 10/26/15	140,000,000	140,000,000
National Bank of Canada NY
0.415% 09/11/15	7,202,000	7,202,229
Natixis NY
0.240% 09/04/15	72,500,000	72,500,000
0.240% 09/10/15	100,000,000	100,000,000
Nordea Bank Finland PLC NY
0.245% 09/17/15	15,129,000	15,128,933
0.295% 10/29/15	38,000,000	37,999,694
State Street Bank & Trust
0.193% 01/11/16 (09/11/15) (a)(b)	64,227,000	64,227,000
0.199% 12/14/15 (09/15/15) (a)(b)	75,000,000	75,000,000
0.331% 01/06/16 (09/08/15) (a)(b)	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp./NY
0.190% 09/09/15	125,000,000	125,000,000
0.280% 10/02/15	81,460,000	81,459,986
0.290% 10/01/15	20,000,000	20,000,000
0.320% 09/11/15	10,333,000	10,333,286
0.343% 11/13/15 (09/14/15) (a)(b)	68,275,000	68,275,000
0.344% 10/14/15 (09/14/15) (a)(b)	75,000,000	75,000,000
0.419% 02/25/16 (09/25/15) (a)(b)	50,000,000	50,000,000
Svenska Handelsbanken/NY
0.205% 09/01/15	74,700,000	74,700,000
0.215% 09/10/15	12,000,000	12,000,045
0.215% 09/16/15	92,591,000	92,591,576
0.260% 09/16/15	120,000,000	120,000,250
Toronto-Dominion Bank NY
0.220% 09/17/15	48,000,000	48,000,000
0.259% 11/02/15 (09/02/15) (a)(b)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2015

Certificates of Deposit (continued)
	Par ($)	Value ($)
0.281% 10/06/15 (09/08/15) (a)(b)	3,730,000	3,730,078
0.340% 12/16/15	121,110,000	121,110,000
0.343% 01/07/16 (09/08/15) (a)(b)	149,046,000	149,046,000
UBS AG Stamford, CT
0.390% 01/15/16 (09/24/15) (a)(b)	103,000,000	103,000,000
Wells Fargo Bank N.A.
0.270% 10/08/15 (09/01/15) (a)(b)	65,000,000	65,000,000
0.274% 10/07/15 (09/08/15) (a)(b)	60,000,000	60,000,000
0.274% 11/12/15 (09/08/15) (a)(b)	84,000,000	84,000,000
0.278% 10/08/15 (09/17/15) (a)(b)	60,000,000	60,000,000
0.340% 01/06/16 (09/01/15) (a)(b)	29,000,000	29,000,000
0.340% 02/01/16 (09/01/15) (a)(b)	133,000,000	133,000,000
0.360% 02/18/16 (09/01/15) (a)(b)	43,000,000	43,000,000
Total Certificates of Deposit (cost of $5,182,420,794)		5,182,420,794
Commercial Paper – 17.1%
ANZ National International Ltd.
0.230% 09/03/15 (c)(d)	1,086,000	1,085,986
0.269% 11/02/15 (09/02/15) (a)(b)(c)	52,000,000	52,000,000
0.272% 11/09/15 (09/09/15) (a)(b)(c)	6,997,000	6,997,000
0.358% 12/29/15 (09/29/15) (a)(b)(c)	87,572,000	87,572,000
Bank Nederlandse Gemeenten NV
0.260% 09/17/15 (c)(d)	33,387,000	33,383,142
0.277% 12/10/15 (09/10/15) (a)(b)(c)	52,896,000	52,895,269
0.280% 10/13/15 (c)(d)	60,000,000	59,980,400
0.290% 10/13/15 (c)(d)	61,710,000	61,689,122
0.360% 12/07/15 (c)(d)	2,800,000	2,797,284
Bank of Nova Scotia (The)
0.279% 09/04/15 (c)	162,000,000	162,000,000
Bedford Row Funding Corp.
0.299% 10/01/15 (09/01/15) (a)(b)(c)(e)	3,000,000	3,000,029

	Par ($)	Value ($)
BNZ International Funding Ltd.
0.270% 09/11/15 (c)(d)	54,000,000	53,995,950
0.350% 01/05/16 (09/08/15) (a)(b)(c)	67,868,000	67,868,000
Caisse Centrale Desjardins du Quebec
0.220% 09/14/15 (c)(d)	45,784,000	45,780,363
Caisse des Depots et Consignations
0.210% 09/16/15 (c)(d)	75,000,000	74,993,438
0.210% 09/17/15 (c)(d)	54,381,000	54,375,924
Collateralized Commercial Paper Co. LLC
0.370% 12/01/15 (d)(e)	25,000,000	24,976,618
0.400% 12/14/15 (d)(e)	127,000,000	126,853,245
0.520% 02/22/16 (d)(e)	62,000,000	61,844,173
Collateralized Commercial Paper II Co. LLC
0.424% 01/14/16 (09/14/15) (a)(b)(c)(e)	2,416,000	2,416,286
Danaher Corp.
0.160% 09/04/15 (c)(d)	58,652,000	58,651,218
0.200% 09/03/15 (c)(d)	52,078,000	52,077,421
Erste Abwicklungsanstalt
0.190% 09/08/15 (c)(d)	74,000,000	73,997,266
0.210% 09/10/15 (c)(d)	61,165,000	61,161,789
0.320% 11/23/15 (c)(d)	29,673,000	29,651,108
HSBC Bank PLC
0.272% 10/09/15 (09/09/15) (a)(b)(c)	70,000,000	70,000,000
JP Morgan Securities LLC
0.351% 11/10/15 (09/10/15) (a)(b)	22,169,000	22,170,431
0.397% 02/29/16 (09/29/15) (a)(b)	25,000,000	25,000,000
KFW
0.110% 09/01/15 (c)	58,054,000	58,054,000
Mizuho Corporate Bank Ltd.
0.280% 09/21/15 (c)(d)	13,853,000	13,850,845
National Bank of Canada
0.350% 11/23/15 (c)(d)	1,100,000	1,099,112
0.363% 12/03/15 (09/08/15) (a)(b)(c)	98,681,000	98,681,000
Nederlandse Waterschaps
0.235% 09/04/15 (c)(d)	50,000,000	49,999,021
0.290% 10/26/15 (c)(d)	44,590,000	44,570,244
0.310% 11/30/15 (c)(d)	62,750,000	62,701,369
0.330% 12/07/15 (c)(d)	149,659,000	149,525,928

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2015

Commercial Paper (continued)
	Par ($)	Value ($)
NRW. Bank
0.185% 09/14/15 (c)(d)	95,076,000	95,069,648
Rabobank Nederland NV NY
0.300% 10/23/15 (d)	37,848,000	37,831,599
Toyota Credit Puerto Rico
0.230% 09/11/15 (d)	28,241,000	28,239,196
0.230% 09/15/15 (d)	14,121,000	14,119,737
Toyota Motor Credit Corp.
0.200% 09/14/15 (d)	77,109,000	77,103,431
0.269% 12/07/15 (09/02/15) (a)(b)	138,000,000	138,000,000
0.282% 11/16/15 (09/21/15) (a)(b)	70,746,000	70,746,000
0.368% 02/29/16 (09/28/15) (a)(b)	90,000,000	90,000,000
0.369% 02/23/16 (09/28/15) (a)(b)	73,000,000	73,000,000
Westpac Securities NZ Ltd.
0.281% 12/11/15 (09/11/15) (a)(b)(c)	99,245,000	99,245,000
0.290% 12/14/15 (09/14/15) (a)(b)(c)	82,595,000	82,595,000
0.350% 12/11/15 (c)(d)	24,339,000	24,315,101
0.361% 02/08/16 (09/08/15) (a)(b)(c)	19,879,000	19,878,269
Total Commercial Paper (cost of $2,757,837,962)		2,757,837,962
Asset-Backed Commercial Paper – 15.2%
Albion Capital Corp.
0.150% 09/04/15 (c)(d)	83,281,000	83,279,959
0.230% 09/16/15 (c)(d)	28,769,000	28,766,243
Chariot Funding LLC
0.330% 11/30/15 (c)(d)	42,435,000	42,399,991
0.430% 12/29/15 (c)(d)	26,829,000	26,790,866
Charta LLC
0.220% 09/01/15 (c)	5,096,000	5,096,000
Ciesco LLC
0.250% 09/01/15 (c)	25,017,000	25,017,000
CRC Funding LLC
0.200% 09/14/15 (c)(d)	20,000,000	19,998,556
Fairway Finance Corp.
0.250% 09/14/15 (c)(d)	32,208,000	32,205,092
0.280% 09/03/15 (c)(d)	24,423,000	24,422,620
0.283% 11/20/15 (09/21/15) (a)(b)(c)	23,900,000	23,899,469

	Par ($)	Value ($)
0.311% 01/08/16 (09/08/15) (a)(b)(c)	28,735,000	28,731,952
0.371% 02/11/16 (09/11/15) (a)(b)(c)	41,673,000	41,673,000
Jupiter Securitization Co. LLC
0.420% 12/23/15 (c)(d)	15,561,000	15,540,485
0.430% 12/29/15 (c)(d)	26,829,000	26,790,866
Kells Funding LLC
0.210% 09/15/15 (c)(d)	50,000,000	49,995,917
0.250% 09/04/15 (c)(d)	24,428,000	24,427,491
0.287% 09/28/15 (c)(d)	75,000,000	74,999,418
0.287% 09/30/15 (09/20/15) (a)(b)(c)	120,000,000	119,998,979
0.300% 10/29/15 (c)(d)	29,234,000	29,233,227
0.330% 12/11/15 (c)(d)	59,792,000	59,736,643
Liberty Street Funding LLC
0.300% 10/20/15 (c)(d)	42,867,000	42,849,496
0.300% 10/26/15 (c)(d)	34,722,000	34,706,086
0.340% 11/12/15 (c)(d)	15,406,000	15,395,524
0.380% 12/03/15 (c)(d)	22,167,000	22,145,239
0.380% 12/07/15 (c)(d)	19,151,000	19,131,392
0.380% 12/15/15 (c)(d)	46,000,000	45,949,017
0.380% 12/21/15 (c)(d)	73,922,000	73,835,388
0.380% 12/22/15 (c)(d)	50,000,000	49,940,889
0.390% 11/30/15 (c)(d)	45,164,000	45,119,965
Manhattan Asset Funding Co. LLC
0.210% 09/01/15	14,897,000	14,897,000
0.210% 09/02/15 (d)	8,813,000	8,812,949
0.210% 09/09/15 (d)	22,042,000	22,040,971
0.210% 09/10/15 (d)	11,419,000	11,418,401
0.220% 09/15/15 (d)	42,480,000	42,476,366
0.260% 09/03/15 (d)	27,527,000	27,526,602
0.260% 09/08/15 (d)	28,041,000	28,039,582
MetLife Short Term Funding LLC
0.170% 09/09/15 (c)(d)	15,826,000	15,825,402
Mont Blanc Capital Corp.
0.250% 09/16/15 (c)(d)	36,273,000	36,269,222
0.320% 11/13/15 (c)(d)	16,770,000	16,759,118
Old Line Funding LLC
0.288% 11/16/15 (09/16/15) (a)(b)(c)	47,000,000	47,000,000
0.288% 11/17/15 (09/17/15) (a)(b)(c)	54,000,000	54,000,000
0.366% 01/04/16 (09/24/15) (a)(b)(c)	32,439,000	32,439,000
0.370% 01/05/16 (09/07/15) (a)(b)(c)	3,169,000	3,168,797

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2015

Asset-Backed Commercial Paper (continued)
	Par ($)	Value ($)
0.390% 02/01/16 (09/01/15) (a)(b)(c)	98,100,000	98,100,000
0.391% 01/04/16 (09/16/15) (a)(b)(c)	13,722,000	13,720,823
0.398% 02/08/16 (09/08/15) (a)(b)(c)	131,000,000	131,000,000
0.410% 02/16/16 (09/16/15) (a)(b)(c)	30,000,000	30,000,000
0.520% 02/25/16 (c)(d)	7,214,000	7,195,556
Regency Markets No. 1 LLC
0.130% 09/04/15 (c)(d)	82,694,000	82,693,104
Thunder Bay Funding LLC
0.280% 09/21/15 (c)(d)	43,822,000	43,815,183
0.398% 12/28/15 (09/09/15) (a)(b)(c)	75,309,000	75,309,000
0.400% 12/01/15 (c)(d)	16,259,000	16,242,560
0.460% 01/22/16 (c)(d)	24,780,000	24,734,721
Versailles Commercial Paper LLC
0.260% 09/11/15 (c)(d)	23,285,000	23,283,318
0.300% 10/28/15 (c)(d)	54,637,000	54,611,048
0.310% 11/13/15 (c)(d)	41,924,000	41,897,646
0.320% 11/09/15 (c)(d)	41,152,000	41,126,760
Victory Receivables Corp.
0.210% 09/09/15 (c)(d)	60,400,000	60,397,181
0.260% 10/02/15 (c)(d)	2,067,000	2,066,537
Working Capital Management Co.
0.200% 09/08/15 (c)(d)	46,365,000	46,363,197
0.200% 09/09/15 (c)(d)	45,464,000	45,461,979
0.200% 09/11/15 (c)(d)	14,635,000	14,634,187
0.210% 09/03/15 (c)(d)	29,188,000	29,187,660
0.210% 09/04/15 (c)(d)	56,270,000	56,269,015
0.230% 09/02/15 (c)(d)	25,192,000	25,191,839
Total Asset-Backed Commercial Paper (cost of $2,456,051,494)		2,456,051,494
Time Deposits – 12.0%
Bank of New York
0.070% 09/01/15	96,000,000	96,000,000
Credit Agricole SA
0.070% 09/01/15	500,491,000	500,491,000
Natixis Paris
0.070% 09/01/15	121,525,000	121,525,000
Skandinaviska Enskilda Banken AB
0.070% 09/01/15	422,300,000	422,300,000

	Par ($)	Value ($)
Swedbank AB
0.070% 09/01/15	800,000,000	800,000,000
Total Time Deposits (cost of $1,940,316,000)		1,940,316,000
Corporate Bonds – 1.5%
ANZ National International Ltd.
1.850% 10/15/15 (c)	15,585,000	15,612,851
Bank of Montreal
0.532% 09/24/15	39,816,000	39,821,862
0.800% 11/06/15	1,507,000	1,508,141
Bank of Nova Scotia (The)
0.750% 10/09/15	18,272,000	18,280,015
2.050% 10/07/15	4,522,000	4,529,528
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% 09/11/15 (c)	27,529,000	27,544,332
Caisse Centrale Desjardins du Quebec
2.650% 09/16/15 (c)	9,869,000	9,878,114
Canadian Imperial Bank of Commerce
0.900% 10/01/15	12,283,000	12,287,707
2.350% 12/11/15	23,879,000	24,007,408
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125% 10/13/15	4,583,000	4,592,412
National Australia Bank Ltd.
2.750% 09/28/15 (c)	22,186,000	22,224,738
Royal Bank of Canada
0.506% 12/16/15 (09/16/15) (a)(b)	52,932,000	52,958,651
0.800% 10/30/15	13,925,000	13,935,239
Total Corporate Bonds (cost of $247,180,998)		247,180,998
Municipal Bonds (a)(f) – 1.0%
Colorado – 0.1%
CO Housing & Finance Authority
Multi-Family: Series 2004 A1, SPA: FHLB 0.120% 10/01/34 (09/02/15)	7,345,000	7,345,000
Series 2008 C1, SPA: FHLB 0.100% 10/01/38 (09/02/15)	3,315,000	3,315,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2015

Municipal Bonds (a)(f) (continued)
	Par ($)	Value ($)
Series 2005 B-1, SPA: FHLB 0.150% 04/01/40 (09/02/15)	4,730,000	4,730,000
Colorado Total		15,390,000
Illinois – 0.0%
IL University of Illinois
Series 2014 C LOC: Northern Trust Company 0.130% 04/01/44 (09/03/15)	4,570,000	4,570,000
Illinois Total		4,570,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT, SPA: FHLB 0.030% 07/01/34 (09/03/15)	4,060,000	4,060,000
Series 2007 C, SPA: FHLB 0.170% 07/01/37 (09/03/15)	540,000	540,000
Series 2007 G, SPA: FHLB 0.150% 01/01/38 (09/03/15)	430,000	430,000
Series 2007, SPA: FHLB 0.150% 01/01/39 (09/03/15)	2,770,000	2,770,000
Series 2009 G, SPA: FHLB 0.170% 01/01/39 (09/03/15)	2,555,000	2,555,000
Iowa Total		10,355,000
Massachusetts – 0.0%
MA Simmons College
Series 2008, LOC: TD Bank N.A. 0.140% 10/01/22 (09/03/15)	4,150,000	4,150,000
Massachusetts Total		4,150,000

	Par ($)	Value ($)
Michigan – 0.2%
MI Kent Hospital Finance Authority
Spectrum Health, Series 2008 C, LOC: Bank of New York 0.010% 01/15/26 (09/02/15)	37,925,000	37,925,000
Michigan Total		37,925,000
New Jersey – 0.1%
NJ North Hudson Sewerage Authority
Series 2012 LOC: TD Bank N.A. 0.120% 06/01/44 (09/03/15)	9,750,000	9,750,000
New Jersey Total		9,750,000
New York – 0.3%
NY Housing Finance Agency
Series 2015 B LOC: Landesbank Hessen-Thüringen: 0.080% 11/01/44 (09/02/15)	25,765,000	25,765,000
West 60th Realty LLC, Series 2014 B1 LOC: Manufacturers & Traders: 0.220% 05/01/46 (09/02/15)	6,475,000	6,475,000
NY RBC Municipal Products, Inc. Trust
Series 2014 E-51, LOC: Royal Bank of Canada 0.300% 07/01/17 (09/03/15) (c)	10,000,000	10,000,000
New York Total		42,240,000
Pennsylvania – 0.1%
PA RBC Municipal Products, Inc. Trust
Series 2014 E-52, LOC: Royal Bank of Canada 0.300% 07/01/17 (09/03/15) (c)	25,000,000	25,000,000
Pennsylvania Total		25,000,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2015

Municipal Bonds (a)(f) (continued)
	Par ($)	Value ($)
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2005 E, SPA: BMO Harris Bank N.A. 0.160% 03/01/36 (09/02/15)	3,310,000	3,310,000
Series 2006 B, SPA: FHLB 0.120% 09/01/37 (09/03/15)	3,660,000	3,660,000
Series 2008 B SPA: BMO Harris Bank N.A. 0.130% 03/01/33 (09/02/15)	1,960,000	1,960,000
Wisconsin Total		8,930,000
Total Municipal Bonds (cost of $158,310,000)		158,310,000
Government & Agency Obligations – 0.3%
U.S. Government Agency – 0.3%
Federal Farm Credit Bank
0.200% 01/13/16 (09/01/15) (a)(b)	57,730,000	57,728,929
U.S. Government Agency Total		57,728,929
Total Government & Agency Obligations (cost of $57,728,929)		57,728,929
Closed-End Investment Company – 0.1%
Other – 0.1%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.110% 12/01/40 (09/03/15) (a)(b)(c)	9,100,000	9,100,000
Other Total		9,100,000
Total Closed-End Investment Company (cost of $9,100,000)		9,100,000
Repurchase Agreements – 20.7%
Joint Repurchase Agreement Treasury Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $320,155,094) (g)	320,154,000	320,154,000

	Par ($)	Value ($)
Joint Repurchase Agreement Treasury and Agency Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $798,539,127) (g)	798,536,000	798,536,000
Repurchase agreement with ABN Amro NV, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 04/20/45, market value $64,901,092 (repurchase proceeds $63,628,247)	63,628,000	63,628,000
Repurchase agreement with ABN Amro NV, dated 08/31/15, due 09/01/15 at 0.150%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 06/01/44, market value $100,031,775 (repurchase proceeds $95,443,398)	95,443,000	95,443,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 08/31/15, due 09/01/15 at 0.300%, collateralized by common stocks, preferred stocks, a U.S. Treasury obligation and corporate bonds with various maturities to 05/15/43, market value $32,808,503 (repurchase proceeds $29,806,248)	29,806,000	29,806,000
Repurchase agreement with BNP Paribas Prime Brokerage, Inc., dated 08/31/15, due 10/15/15 at 0.420%, collateralized by common stocks, preferred stocks and corporate bonds with various maturities to 05/15/41, market value $49,931,105 (repurchase proceeds $44,973,599) (b)(h)	44,950,000	44,950,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2015

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Citigroup Global Markets, Inc., dated 08/31/15, due 09/01/15 at 0.200%, collateralized by common stocks, market value $142,251,256 (repurchase proceeds $130,448,725)	130,448,000	130,448,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/45, market value $103,354,877 (repurchase proceeds $101,328,310)	101,328,000	101,328,000
Repurchase agreement with HSBC Bank PLC, dated 08/17/15, at 0.220%, collateralized by common stocks and U.S. Treasury obligations with various maturities to 08/15/24, market value $207,282,246 (b)(h)(i)	202,908,000	202,908,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/03/15, at 0.170%, collateralized by corporate bonds with various maturities to 07/23/25, market value $83,823,091 (b)(h)(i)	79,827,000	79,827,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/45, market value $42,185,168 (repurchase proceeds $41,358,149)	41,358,000	41,358,000

	Par ($)	Value ($)
Repurchase agreement with ING Financial Markets LLC, dated 08/31/15, due 09/01/15 at 0.220%, collateralized by common stocks and an exchange-traded fund, market value $64,786,836 (repurchase proceeds $59,613,364)	59,613,000	59,613,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 06/09/15, due 09/04/15 at 0.540%, collateralized by corporate bonds with various maturities to 05/01/32, market value $17,018,673 (repurchase proceeds $15,471,164)	15,451,000	15,451,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 06/22/15, due 09/21/15 at 0.530%, collateralized by corporate bonds with various maturities to 05/01/32, market value $16,958,391 (repurchase proceeds $15,420,632)	15,400,000	15,400,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 08/17/15, due 11/16/15 at 0.480%, collateralized by exchange-traded funds, market value $27,505,545 (repurchase proceeds $25,030,333)	25,000,000	25,000,000
Repurchase agreement with J.P. Morgan Clearing Corp., dated 08/31/15, due 10/15/15 at 0.425%, collateralized by exchange-traded funds, market value $99,001,203 (repurchase proceeds $90,047,768) (h)	90,000,000	90,000,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2015

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Clearing Corp., dated 08/31/15, due 11/30/15 at 0.625%, collateralized by a common stock, exchange-traded funds and corporate bonds with various maturities to 12/01/43, market value $238,155,297 (repurchase proceeds $216,870,867) (h)	216,529,000	216,529,000
Repurchase agreement with Mitsubishi UFJ Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 05/01/45, market value $77,881,361 (repurchase proceeds $76,354,276)	76,354,000	76,354,000
Repurchase agreement with RBC Capital Markets, dated 08/10/15, due 09/10/15 at 0.250%, collateralized by corporate bonds with various maturities to 03/15/25, market value $115,544,951 (repurchase proceeds $110,049,686) (h)	110,026,000	110,026,000
Repurchase agreement with RBC Capital Markets, dated 08/31/15, due 10/30/15 at 0.250%, collateralized by corporate bonds with various maturities to 08/15/25, market value $198,519,629 (repurchase proceeds $189,143,777) (b)(h)	189,065,000	189,065,000
Repurchase agreement with RBC Capital Markets, dated 08/31/15, due 10/30/15 at 0.300%, collateralized by common stocks and exchange-traded funds, market value $92,591,086 (repurchase proceeds $84,215,087) (h)	84,173,000	84,173,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale NY, dated 08/31/15, due 09/01/15 at 0.150%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 07/01/45, market value $194,703,537 (repurchase proceeds $190,885,795)	190,885,000	190,885,000
Repurchase agreement with TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 11/30/20, market value $74,636,776 (repurchase proceeds $73,173,264)	73,173,000	73,173,000
Repurchase agreement with TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by corporate bonds with various maturities to 11/21/21, market value $39,477,004 (repurchase proceeds $37,597,146)	37,597,000	37,597,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 07/13/15, due 10/09/15 at 0.490%, collateralized by common stocks, a preferred stock and exchange-traded funds, market value $33,594,112 (repurchase proceeds $30,567,569)	30,531,000	30,531,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 08/05/15, due 09/04/15 at 0.320%, collateralized by corporate bonds with various maturities to 04/06/21, market value $28,245,478 (repurchase proceeds $26,901,172)	26,894,000	26,894,000

See Accompanying Notes to Financial Statements.

9

BofA Money Market Reserves

August 31, 2015

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Wells Fargo Securities, LLC, dated 08/17/15, due 09/16/15 at 0.330%, collateralized by corporate bonds with various maturities to 08/01/22, market value $78,090,837 (repurchase proceeds $74,382,450)	74,362,000	74,362,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 08/25/15, due 09/01/15 at 0.140%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 03/14/36, market value $25,256,908 (repurchase proceeds $24,761,674)	24,761,000	24,761,000
Repurchase agreement with Wells Fargo Securities, LLC, dated 08/26/15, due 09/02/15 at 0.120%, collateralized by a U.S. Treasury obligation maturing 10/15/15, market value $101,334,006 (repurchase proceeds $99,347,318)	99,345,000	99,345,000
Total Repurchase Agreements (cost of $3,347,545,000)		3,347,545,000
Total Investments – 100.0% (cost of $16,156,491,177) (j)		16,156,491,177
Other Assets & Liabilities, Net – 0.0%		1,082,300
Net Assets – 100.0%		16,157,573,477

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2015.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $4,388,153,190 or 27.2% of net assets for the Fund.

(d)  The rate shown represents the discount rate at the date of purchase.

(e)  Collateralized commercial paper.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(g)  See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account and the Joint Repurchase Agreement Treasury & Agency Account.

(h)  This security is subject to a demand feature.

(i)  Open repurchase agreement with no specific maturity date.

(j)  Cost for federal income tax purposes is $16,156,491,177.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$5,182,420,794	$—	$5,182,420,794
Total Commercial Paper	—	2,757,837,962	—	2,757,837,962
Total Asset-Backed Commercial Paper	—	2,456,051,494	—	2,456,051,494
Total Time Deposits	—	1,940,316,000	—	1,940,316,000
Total Corporate Bonds	—	247,180,998	—	247,180,998
Total Municipal Bonds	—	158,310,000	—	158,310,000
Total Government & Agency Obligations	—	57,728,929	—	57,728,929
Total Closed-End Investment Company	—	9,100,000	—	9,100,000
Total Repurchase Agreements	—	3,347,545,000	—	3,347,545,000
Total Investments	$—	$16,156,491,177	$—	$16,156,491,177

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	32.1
Commercial Paper	17.1
Asset-Backed Commercial Paper	15.2
Time Deposits	12.0
Corporate Bonds	1.5
Municipal Bonds	1.0
Government & Agency Obligations	0.3
Closed-End Investment Company	0.1
79.3
Repurchase Agreements	20.7
Other Assets & Liabilities, Net	0.0
100.0

See Accompanying Notes to Financial Statements.

10

BofA Money Market Reserves

August 31, 2015

Joint Repurchase Agreement Treasury Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($3,204,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$183,009,000	$183,009,626	$186,669,820
BofA Money Market Reserves	320,154,000	320,155,094	326,558,200
BofA Treasury Reserves	2,694,328,000	2,694,337,210	2,748,223,987
BofA Government Plus Reserves	6,509,000	6,509,022	6,639,203
Total	$3,204,000,000	$3,204,010,952	$3,268,091,210

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.12%	$57,118,914	$99,923,221	$840,926,342	$2,031,523	$1,000,000,000
Credit Agricole CIB/US	0.12	69,970,669	122,405,946	1,030,134,769	2,488,616	1,225,000,000
Wells Fargo Securities, LLC	0.13	55,919,417	97,824,833	823,266,889	1,988,861	979,000,000
Total		$183,009,000	$320,154,000	$2,694,328,000	$6,509,000	$3,204,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 08/15/2045, market value $3,268,091,210.

Joint Repurchase Agreement Treasury & Agency Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury & Agency Account ($1,520,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$456,464,000	$456,465,788	$465,595,104
BofA Money Market Reserves	798,536,000	798,539,127	814,509,911
BofA Government Plus Reserves	265,000,000	265,001,039	270,301,059
Total	$1,520,000,000	$1,520,005,954	$1,550,406,074

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury &Agency Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Government Plus Reserves	Total
Credit Agricole CIB/US	0.14%	$321,326,632	$562,127,316	$186,546,052	$1,070,000,000
RBC Capital Markets	0.13	45,045,789	78,802,895	26,151,316	150,000,000
Wells Fargo Securities, LLC	0.15	90,091,579	157,605,789	52,302,632	300,000,000
Total		$456,464,000	$798,536,000	$265,000,000	$1,520,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury & Agency Account was fully collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 08/20/2065, market value $1,550,406,074.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	12,808,946,177
	Repurchase agreements, at amortized cost approximating value	3,347,545,000
	Total investments, at value	16,156,491,177
	Cash	747
	Receivable for:
	Fund shares sold	41,713
	Interest	3,952,132
	Trustees' deferred compensation plan	25,359
	Prepaid expenses	101,639
	Total Assets	16,160,612,767
Liabilities	Expense reimbursement due to investment advisor	28,350
	Payable for:
	Fund shares repurchased	95,922
	Distributions	373,032
	Investment advisory fee	1,656,117
	Administration fee	588,891
	Pricing and bookkeeping fees	18,080
	Transfer agent fee	24,804
	Trustees' fees	11,037
	Custody fee	62,509
	Distribution and service fees	36,619
	Chief Compliance Officer expenses	5,610
	Trustees' deferred compensation plan	25,359
	Other liabilities	112,960
	Total Liabilities	3,039,290
	Net Assets	16,157,573,477
Net Assets Consist of	Paid-in capital	16,157,518,102
	Overdistributed net investment income	(46,052)
	Accumulated net realized gain	101,427
	Net Assets	16,157,573,477

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2015

Adviser Class Shares	Net assets	$253,202,475
	Shares outstanding	253,200,979
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$15,418,965,862
	Shares outstanding	15,418,871,034
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$16,367,167
	Shares outstanding	16,367,064
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$229,386,104
	Shares outstanding	229,384,637
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,678,443
	Shares outstanding	5,678,407
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$233,973,426
	Shares outstanding	233,972,681
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	37,944,502
Expenses	Investment advisory fee	25,230,494
	Administration fee	16,660,329
	Service fee:
	Adviser Class Shares	796,889
	Liquidity Class Shares	17,648
	Shareholder administration fee:
	Institutional Class Shares	83,955
	Trust Class Shares	104,919
	Transfer agent fee	274,589
	Pricing and bookkeeping fees	188,226
	Trustees' fees	133,172
	Custody fee	405,066
	Chief Compliance Officer expenses	33,630
	Other expenses	787,439
	Total Expenses	44,716,356
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(16,843,499)
	Fees waived by distributor:
	Adviser Class Shares	(590,623)
	Institutional Class Shares	(225)
	Liquidity Class Shares	(13,132)
	Trust Class Shares	(33,491)
	Net Expenses	27,235,386
	Net Investment Income	10,709,116
	Net realized gain on investments	101,549
	Net Increase Resulting from Operations	10,810,665

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Money Market Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	10,709,116	7,716,518
	Net realized gain on investments	101,549	32,597
	Net increase resulting from operations	10,810,665	7,749,115
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	—	(2,570)
	Capital Class Shares	(10,627,260)	(7,785,813)
	Institutional Capital Shares	(21,876)	(17,298)
	Institutional Class Shares	(59,980)	(24,010)
	Liquidity Class Shares	—	(50)
	Trust Class Shares	—	(492)
	From net realized gains:
	Adviser Class Shares	(553)	(876)
	Capital Class Shares	(31,597)	(37,101)
	Institutional Capital Shares	(86)	(50)
	Institutional Class Shares	(290)	(548)
	Liquidity Class Shares	(20)	(17)
	Trust Class Shares	(131)	(168)
	Total distributions to shareholders	(10,741,793)	(7,868,993)
	Net Capital Stock Transactions	69,242,176	6,516,656,812
	Total increase in net assets	69,311,048	6,516,536,934
Net Assets	Beginning of period	16,088,262,429	9,571,725,495
	End of period	16,157,573,477	16,088,262,429
	Overdistributed net investment income at end of period	(46,052)	(46,052)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	2,484,091,790	2,484,091,790	929,071,620	929,071,620
Distributions reinvested	19	19	257	257
Redemptions	(2,511,671,324)	(2,511,671,324)	(985,133,846)	(985,133,846)
Net decrease	(27,579,515)	(27,579,515)	(56,061,969)	(56,061,969)
Capital Class Shares
Subscriptions	259,324,438,486	259,324,438,486	225,633,443,334	225,633,443,334
Distributions reinvested	6,997,470	6,997,470	5,517,123	5,517,123
Redemptions	(259,395,235,820)	(259,395,235,820)	(218,995,319,661)	(218,995,319,661)
Net increase (decrease)	(63,799,864)	(63,799,864)	6,643,640,796	6,643,640,796
Institutional Capital Shares
Subscriptions	204,355,847	204,355,847	136,674,176	136,674,176
Distributions reinvested	8,897	8,897	12,004	12,004
Redemptions	(211,431,612)	(211,431,612)	(122,001,453)	(122,001,453)
Net increase (decrease)	(7,066,868)	(7,066,868)	14,684,727	14,684,727
Institutional Class Shares
Subscriptions	313,278,712	313,278,712	391,111,945	391,111,945
Distributions reinvested	60,106	60,106	23,696	23,696
Redemptions	(270,755,537)	(270,755,537)	(470,393,215)	(470,393,215)
Net increase (decrease)	42,583,281	42,583,281	(79,257,574)	(79,257,574)
Liquidity Class Shares
Subscriptions	5,030,074	5,030,074	76,047,596	76,047,596
Distributions reinvested	20	20	67	67
Redemptions	(8,295,111)	(8,295,111)	(117,669,898)	(117,669,898)
Net decrease	(3,265,017)	(3,265,017)	(41,622,235)	(41,622,235)
Trust Class Shares
Subscriptions	556,571,175	556,571,175	721,133,575	721,133,575
Redemptions	(428,201,016)	(428,201,016)	(685,860,508)	(685,860,508)
Net increase	128,370,159	128,370,159	35,273,067	35,273,067

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—		—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—		—		—		—		—
From net realized gains	—	(a)	—	(a)	—	(a)	—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.51%		0.51%		0.51%		0.52%
Net expenses	0.22%		0.21%		0.28	%(e)	0.33	%(e)	0.31	%(e)
Waiver/Reimbursement	0.29%		0.30%		0.23%		0.18%		0.21%
Net investment income	—		—		—	(e)	—	(e)	—	%(d)(e)
Net assets, end of period (000s)	$253,202		$280,781		$336,848		$449,873		$681,956

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015	2014	2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.001		0.001		0.001
Net realized gain (loss) on investments	— (b)	— (b)	—	(b)	—	(b)	—	(b)
Total from investment operations	0.001	0.001	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)		(0.001)		(0.001)
From net realized gains	— (b)	— (b)	—	(b)	—	(b)	—
Total distributions to shareholders	(0.001)	(0.001)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.07%	0.05%	0.07%		0.14%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%	0.26%	0.26%		0.26%		0.27%
Net expenses	0.16%	0.16%	0.20	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.10%	0.10%	0.06%		0.06%		0.07%
Net investment income	0.07%	0.05%	0.08	%(e)	0.14	%(e)	0.11	%(e)
Net assets, end of period (000s)	$15,418,966	$15,482,699	$8,839,168		$10,538,788		$6,387,295

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015	2014	2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.001	0.001		0.001		0.001
Net realized gain (loss) on investments	— (b)	— (b)	—	(b)	—	(b)	—	(b)
Total from investment operations	0.001	0.001	0.001		0.001		0.001
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.001)		(0.001)		(0.001)
From net realized gains	— (b)	— (b)	—	(b)	—	(b)	—
Total distributions to shareholders	(0.001)	(0.001)	(0.001)		(0.001)		(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.07%	0.05%	0.07%		0.14%		0.11%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%	0.26%	0.26%		0.26%		0.27%
Net expenses	0.16%	0.16%	0.20	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.10%	0.10%	0.06%		0.06%		0.07%
Net investment income	0.06%	0.05%	0.11	%(e)	0.14	%(e)	0.11	%(e)
Net assets, end of period (000s)	$16,367	$23,434	$8,749		$243,840		$213,428

Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	0.001		0.001
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	(0.001)		(0.001)
From net realized gains	—	(a)	—	(a)	—	(a)	—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.03%		0.01%		0.04%		0.10%		0.07%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.30%		0.30%		0.30%		0.30%		0.31%
Net expenses	0.20%		0.20%		0.24	%(d)	0.24	%(d)	0.24	%(d)
Waiver/Reimbursement	0.10%		0.10%		0.06%		0.06%		0.07%
Net investment income	0.03%		0.01%		0.04	%(d)	0.09	%(d)	0.07	%(d)
Net assets, end of period (000s)	$229,386		$186,802		$266,063		$324,459		$534,875
Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—		—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—		—		—		—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—	(a)	—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.51%		0.52%		0.51%		0.52%
Net expenses	0.22%		0.21%		0.29	%(e)	0.32	%(e)	0.31	%(e)
Waiver/Reimbursement	0.29%		0.30%		0.23%		0.19%		0.21%
Net investment income	—		—		—	(e)	0.01	%(e)	—	%(d)(e)
Net assets, end of period (000s)	$5,678		$8,943		$50,566		$29,257		$47,905

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—		—		—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—	(a)	—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.01%		0.04%		0.02%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.36%		0.36%		0.36%		0.36%		0.37%
Net expenses	0.23%		0.21%		0.27	%(e)	0.30	%(e)	0.29	%(e)
Waiver/Reimbursement	0.13%		0.15%		0.09%		0.06%		0.08%
Net investment income	—		—		0.01	%(e)	0.04	%(e)	0.02	%(e)
Net assets, end of period (000s)	$233,973		$105,603		$70,331		$83,572		$111,876

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2015

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Adviser Class, Capital Class, Institutional Capital, Institutional Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares. On October 1, 2011, Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

23

BofA Money Market Reserves, August 31, 2015

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment-grade corporate bonds and equity securities. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Financial Accounting Standards Board's ("FASB") Accounting Standards Update ("ASU") No. 2011-11 (amended by ASU No. 2013-01): Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities applies to instruments that are subject to master netting arrangements or similar agreements. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$3,347,545,000
Non-cash Collateral offsetting (1)	$(3,347,545,000)
Net Amount (2)	$—

(1)  At August 31, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

24

BofA Money Market Reserves, August 31, 2015

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also,

under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$10,741,793	$7,868,993

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$428,193	$214

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

25

BofA Money Market Reserves, August 31, 2015

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.11% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date. In addition, the Advisor, at its discretion, has voluntarily agreed to waive a portion of its Advisory fee. This waiver may be modified or discontinued by the Advisor at any time.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed

26

BofA Money Market Reserves, August 31, 2015

$140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Effective February 1, 2013, the Accounting Services Agreement was amended to reflect Shadow Pricing Services pursuant to which State Street provides a daily shadow net asset value calculation for the Fund. Under the agreement, the Fund pays State Street an annual fee of $20,000 paid monthly.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class Shares	0.15	%*	0.25	%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%		0.25%
Liquidity Class Shares	0.15	%*	0.25	%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

27

BofA Money Market Reserves, August 31, 2015

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

In addition, the Advisor, at its discretion, has voluntarily agreed to bear an additional portion of the Fund's expenses. This voluntary expense limitation may be modified or discontinued by the Advisor at any time.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$10,115,368	$9,758,129	$7,551,736	$27,425,233	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

28

BofA Money Market Reserves, August 31, 2015

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund may be subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund may be subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual

29

BofA Money Market Reserves, August 31, 2015

fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

31

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2015, $214, or if subsequently determined to be different, the net capital gain of such year.

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

32

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

33

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

34

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Money Market Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MMR-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	34
Federal Income Tax Information	35
Fund Governance	36
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Municipal Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.50	0.71	0.71	0.14

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

August 31, 2015

Municipal Bonds – 79.0%
	Par ($)	Value ($)
Alaska – 1.3%
AK Anchorage
Series 2015
0.500% 09/17/15	14,100,000	14,102,627
Alaska Total		14,102,627
Arizona – 0.7%
AZ Maricopa County Industrial Development Authority
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.150% 12/01/39 (09/03/15) (a)(b)	800,000	800,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.150% 06/01/31 (09/03/15) (a)(b)	4,760,000	4,760,000
AZ Pinal County Industrial Development Authority
DA Holdings LLC,
Series 2002 AMT, LOC: Wells Fargo Bank N.A. 0.080% 10/01/22 (09/03/15) (a)(b)	2,100,000	2,100,000
Arizona Total		7,660,000
Arkansas – 0.5%
AR Development Finance Authority
MERLOTS,
Series 2007 C106, AMT, DPCE: GNMA/FNMA, SPA: Wells Fargo Bank N.A.: 0.330% 01/01/35 (09/02/15) (a)(b)(c)	20,000	20,000
Paco Steel & Engineering Corp.,
Series 1995 AMT,
LOC: Wilshire State Bank 0.140% 12/01/15 (09/03/15) (a)(b)	5,630,000	5,630,000
Arkansas Total		5,650,000
California – 1.7%
CA Golden Empire Schools Financing Authority
Kern High School District
Series 2015 0.220% 05/01/16 (09/03/15) (a)(d)	7,475,000	7,475,110

	Par ($)	Value ($)
CA Oxnard Housing Authority
Seawind Apartments Ltd.,
Series 1990 A, AMT, DPCE: FNMA 0.040% 12/01/20 (09/02/15) (a)(d)	3,175,000	3,175,000
CA Statewide Communities Development Authority
JTF Enterprises LLC,
Series 1996 A AMT, LOC: Wells Fargo Bank N.A. 0.080% 09/01/16 (09/02/15) (a)(b)	3,000,000	3,000,000
CA State
Series 2003 A-2
LOC: Bank of Montreal 0.010% 05/01/33 (09/01/15) (a)(b)	3,920,000	3,920,000
California Total		17,570,110
Colorado – 1.4%
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.150% 01/01/17 (09/03/15) (a)(b)	610,000	610,000
CO RBC Municipal Products, Inc. Trust
Series 2015 E-55,
LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 04/01/19 (09/03/15) (a)(b)(c)	7,100,000	7,100,000
CO RIB Floater Trust
Series 2015
LOC: Barclays Bank PLC 0.170% 08/01/18 (09/03/15) (a)(b)(c)	6,900,000	6,900,000
Colorado Total		14,610,000
Connecticut – 0.6%
CT Darien
Series 2014
1.000% 09/09/15	1,000,000	1,000,175
CT Housing Finance Authority
MERLOTS,
Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.080% 11/15/15 (09/02/15) (a)(b)(c)	780,000	780,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Killingly
Series 2015
2.000% 04/28/16	1,000,000	1,011,112
CT Stafford
Series 2015
2.000% 08/03/16	3,600,000	3,648,794
Connecticut Total		6,440,081
Delaware – 0.6%
DE University of Delaware
Series 2013 C
0.700% 11/01/37 (06/01/16) (a)(d)	6,000,000	6,012,102
Delaware Total		6,012,102
District of Columbia – 1.7%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT, LOC: Bank of New York Mellon 0.060% 05/01/16 (09/03/15) (a)(b)	15,000,000	15,000,000
DC Water & Sewer Authority
Series B
GTY AGMT: Landesbank Hessen-Thüringen 0.050% 10/02/15	2,800,000	2,800,000
District Of Columbia Total		17,800,000
Florida – 3.8%
FL Hillsborough Community College Foundation, Inc.
Series 2006
LOC: BMO Harris Bank N.A. 0.020% 12/01/33 (09/03/15) (a)(b)	7,990,000	7,990,000
FL Hillsborough County Industrial Development Authority
Seaboard Tampa Terminals,
Series 1986, AMT, LOC: Northern Trust Company 0.300% 12/01/16 (09/02/15) (a)(b)	4,250,000	4,250,000
FL Hillsborough County School Board
Master Lease,
Series 2008 C, LOC: Wells Fargo Bank N.A. 0.010% 07/01/30 (09/01/15) (a)(b)	3,500,000	3,500,000

	Par ($)	Value ($)
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.020% 10/01/48 (09/02/15) (a)(b)	5,200,000	5,200,000
FL RBC Municipal Products, Inc. Trust
Series 2015 E-56
LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 01/09/17 (09/03/15) (a)(b)(c)	2,500,000	2,500,000
Series 2015 E-66
LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 01/09/17 (09/03/15) (a)(b)(c)	7,650,000	7,650,000
FL Reedy Creek Improvement District
Series 2005
Pre-refunded 10/01/15, Escrowed in U.S. Treasuries 5.000% 10/01/22	1,130,000	1,134,381
FL RIB Floater Trust
Series 2015
LOC: Barclays Bank PLC 0.150% 05/01/18 (09/03/15) (a)(b)(c)	7,840,000	7,840,000
Florida Total		40,064,381
Georgia – 3.8%
GA Atkinson/Coffee Counties Joint Development Authority
Langboard Inc,
Series 2008 AMT, LOC: Wells Fargo Bank N.A. 0.050% 11/01/33 (09/03/15) (a)(b)	5,250,000	5,250,000
GA Bartow County Development Authority
Series 2014 AMT,
LOC: Comerica Bank 0.100% 10/01/34 (09/03/15) (a)(b)	3,255,000	3,255,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 10/01/21 (09/03/15) (a)(b)	1,415,000	1,415,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Gwinnett County Development Authority
KMD Group LLC,
Series 2007, AMT, LOC: Branch Banking & Trust 0.170% 02/01/32 (09/02/15) (a)(b)	2,570,000	2,570,000
GA Main Street Natural Gas, Inc.
Series 2010 A1
GTY AGMT: Royal Bank of Canada SPA: Royal Bank of Canada 0.080% 08/01/40 (09/03/15) (a)(b)	11,000,000	11,000,000
Series 2010 A2
GTY AGMT: Royal Bank of Canada SPA: Royal Bank of Canada 0.080% 08/01/40 (09/03/15) (a)(b)	10,940,000	10,940,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.080% 11/01/27 (09/03/15) (a)(b)	3,800,000	3,800,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.080% 09/01/19 (09/03/15) (a)(b)	1,200,000	1,200,000
Georgia Total		39,430,000
Idaho – 1.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.200% 09/01/21 (09/03/15) (a)(b)	2,100,000	2,100,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.030% 04/01/33 (09/01/15) (a)(b)	3,870,000	3,870,000
ID State
Series 2015
2.000% 06/30/16	7,200,000	7,301,609
Idaho Total		13,271,609

	Par ($)	Value ($)
Illinois – 3.2%
IL Chicago
North Larabee LP,
Series 2001 A, AMT, LOC: BMO Harris Bank N.A. 0.140% 04/01/36 (09/03/15) (a)(b)	3,915,000	3,915,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: BMO Harris Bank N.A. 0.140% 01/01/39 (09/03/15) (a)(b)	3,270,000	3,270,000
IL Finance Authority
Concordia Place Apartrments LP,
Series 2013 A, AMT, LOC: BMO Harris Bank N.A. 0.210% 01/01/34 (09/03/15) (a)(b)	10,915,000	10,915,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.170% 05/01/18 (09/03/15) (a)(b)	520,000	520,000
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.460% 09/01/25 (09/03/15) (a)(b)	50,000	50,000
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, DPCE: FHLMC: 0.210% 10/01/23 (09/03/15) (a)(b)	8,565,000	8,565,000
IL Housing Development Authority
Pontiac Tower Associates III,
Series 2005, AMT, LOC: BMO Harris Bank N.A. 0.210% 09/01/35 (09/03/15) (a)(b)	3,190,000	3,190,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: BMO Harris Bank N.A. 0.210% 10/01/35 (09/03/15) (a)(b)	3,130,000	3,130,000
Illinois Total		33,555,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 1.3%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.460% 08/01/17 (09/03/15) (a)(b)	600,000	600,000
IN Finance Authority
Parkview Health System,
Series 2009 B, LOC: Wells Fargo Bank N.A. 0.020% 11/01/39 (09/02/15) (a)(b)	4,100,000	4,100,000
Sisters of St. Francis Health,
Series 2008 F, LOC: Bank of NY Mellon 0.020% 09/01/48 (09/03/15) (a)(b)	6,900,000	6,900,000
IN Huntingburg
Lincoln Village LP,
Series 2000 AMT, LOC: FHLB 0.180% 07/01/35 (09/03/15) (a)(b)	1,850,000	1,850,000
Indiana Total		13,450,000
Kansas – 1.1%
KS Olathe
Diamant Boart, Inc.,
Series 1997 A, AMT, LOC: Svenska Handelsbanken 0.160% 03/01/27 (09/03/15) (a)(b)	1,000,000	1,000,000
KS Wichita
Flightsafety International, Inc.,
Series 2003 AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.020% 11/01/23 (09/03/15) (a)(b)	10,860,000	10,860,000
Kansas Total		11,860,000
Kentucky – 2.1%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.300% 05/01/31 (09/02/15) (a)(b)	7,410,000	7,410,000

	Par ($)	Value ($)
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 06/01/26 (09/03/15) (a)(b)	2,090,000	2,090,000
KY Housing Revenue Corp.
Series 2006 F, AMT,
SPA: PNC Bank N.A. 0.030% 07/01/29 (09/02/15) (a)(b)	9,000,000	9,000,000
KY Louisville/Jefferson County Metropolitan Government
Zeochem LLC,
Series 2001 LOC: UBS AG 0.130% 08/01/21 (09/03/15) (a)(b)	3,625,000	3,625,000
Kentucky Total		22,125,000
Louisiana – 0.5%
LA Calcasieu Parish Industrial Development Board, Inc.
Hydroserve Westlake LLC,
Series 1999, AMT, LOC: JPMorgan Chase Bank 0.170% 12/01/24 (09/02/15) (a)(b)	5,100,000	5,100,000
Louisiana Total		5,100,000
Maine – 1.9%
ME State Housing Authority
Series 2005 D-3 AMT,
SPA: State Street Bank & Trust Co. 0.030% 11/15/38 (09/03/15) (a)(b)	20,000,000	20,000,000
Maine Total		20,000,000
Massachusetts – 1.7%
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority
Series 2007 LIQ FAC: State Street Bank & Trust Co. 0.050% 07/01/27 (09/03/15) (a)(b)	3,800,000	3,800,000
MA Framingham
Series 2014
5.000% 12/01/15	1,479,000	1,496,474

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Haverhill
Series 2014
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 09/01/15	5,500,000	5,500,000
MA Lawrence
Series 2014 A
DPCE: Massachusetts Qualified Bond Program (Chapter 44A) 1.000% 12/01/15	4,000,000	4,007,050
Series 2015 A
Insured: State Aid Withholding 1.750% 09/01/16 (e)	3,000,000	3,038,220
Massachusetts Total		17,841,744
Michigan – 4.1%
MI Higher Education Facilities Authority
University of Detroit Mercy,
Series 2007, LOC: JPMorgan Chase Bank 0.010% 11/01/36 (09/01/15) (a)(b)	5,425,000	5,425,000
MI Housing Development Authority
Series 2007 F AMT,
SPA: PNC Bank N.A. 0.030% 12/01/38 (09/02/15) (a)(b)	6,925,000	6,925,000
Series 2008 A, AMT,
SPA: JPMorgan Chase Bank 0.090% 10/01/37 (09/01/15) (a)(b)	15,000,000	15,000,000
Series 2008 C AMT,
SPA: Bank Tokyo-Mitsubishi UFJ 0.030% 04/01/23 (09/02/15) (a)(b)	2,905,000	2,905,000
MI Rochester Community School District
Series 2012
3.000% 05/01/16	1,300,000	1,321,511
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.460% 02/01/16 (09/02/15) (a)(b)	200,000	200,000

	Par ($)	Value ($)
MI Strategic Fund
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.220% 12/01/27 (09/03/15) (a)(b)	4,290,000	4,290,000
MI Trunk Line Revenue
Series 2005 B
Pre-refunded 09/01/15 Escrowed in U.S. Treasuries 4.000% 09/01/17	6,700,000	6,700,000
Michigan Total		42,766,511
Minnesota – 4.9%
MN Bemidji Independent School District No 31
Series 2013 A
Credit Support: Minnesota School District Credit Enhancement Program 4.000% 04/01/16	2,030,000	2,073,514
MN East Grand Forks Independent School District No 595
Series 2014
Credit Support: Minnesota School District Credit Enhancement Program 1.250% 09/11/15	3,000,000	3,000,818
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.140% 11/01/20 (09/03/15) (a)(b)	1,065,000	1,065,000
MN Farmington Independent School District No 192
Series 2015 B
Credit Support: Minnesota School District Credit Enhancement Program 1.000% 09/28/15	4,000,000	4,002,165
MN Fergus Falls Independent School District No 544
Series 2015
Credit Support: Minnesota School District Credit Enhancement Program 2.000% 09/09/16 (e)	2,700,000	2,740,284
MN Holdingford Independent School District No 738
Series 2015
Credit Support: Minnesota School District Credit Enhancement Program 2.000% 09/02/16 (e)	1,000,000	1,014,920

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Housing Finance Agency
Series 2015 D AMT,
SPA: Royal Bank of Canada Insured: GNMA/FNMA/FHLMC 0.030% 01/01/46 (09/03/15) (a)(b)	6,075,000	6,075,000
MN New London-Spicer Independent School District No 345
Series 2014
Credit Support: Minnesota School District Credit Enhancement Program 1.250% 09/24/15	2,240,000	2,241,405
MN Oakdale
Cottages of Aspen LP,
Series 2008 AMT, LOC: FHLMC 0.070% 06/01/45 (09/03/15) (a)(b)	4,100,000	4,100,000
MN Office of Higher Education
Series 2008 B, AMT,
LOC: U.S. Bank N.A. 0.020% 12/01/43 (09/03/15) (a)(b)	7,750,000	7,750,000
Series 2011 B AMT,
LOC: State Street Bank & Trust Co. 0.020% 10/01/46 (09/03/15) (a)(b)	16,000,000	16,000,000
MN State Colleges & Universities
Series 2005 A
Pre-refunded 10/01/15, Escrowed in U.S. Treasuries 5.000% 10/01/19	1,030,000	1,033,934
Minnesota Total		51,097,040
Mississippi – 0.7%
MS Business Finance Corp.
Chevron U.S.A., Inc,
Series 2011 C GTY AGMT: Chevron Corp. 0.010% 11/01/35 (09/01/15) (a)(b)	1,180,000	1,180,000
Chevron U.S.A., Inc.,
Series 2011 B, GTY AGMT: Chevron Corp. 0.010% 11/01/35 (09/01/15) (a)(b)	4,000,000	4,000,000

	Par ($)	Value ($)
Hamlin Sheet Metal Co., Inc.
Series 2005, AMT, LOC: Branch Banking & Trust 0.130% 03/01/25 (09/03/15) (a)(b)	2,010,000	2,010,000
Mississippi Total		7,190,000
Missouri – 2.8%
MO Eclipse Funding Trust
Series 2006
LOC: U.S. Bank N.A. LIQ FAC: U.S. Bank N.A. 0.030% 04/28/16 (09/03/15) (a)(b)(c)	18,135,000	18,135,000
MO Health & Educational Facilities Authority
0.100% 09/09/15	2,200,000	2,200,000
BJC Healthcare Obligated Group,
Series 2008 D 0.010% 05/15/38 (09/03/15) (a)(d)	1,400,000	1,400,000
MO Platte County Industrial Development Authority
JJJ Enterprise LLC,
Series 2007 A AMT, LOC: U.S. Bank N.A. 0.040% 01/01/39 (09/03/15) (a)(b)	6,195,000	6,195,000
MO Springfield Industrial Development Authority
DMP Properties LLC,
Series 2001 AMT, LOC: Guaranty Bank 0.070% 08/01/21 (09/03/15) (a)(b)	1,155,000	1,155,000
Missouri Total		29,085,000
Nebraska – 0.4%
NE Lincoln Electric System Revenue
Series 2012
4.000% 09/01/15	1,250,000	1,250,000
NE Omaha Public Power District
Series A
0.120% 10/01/15	3,200,000	3,200,000
Nebraska Total		4,450,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Nevada – 0.6%
NV Housing Division
Sdashs Apartments Ltd.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 0.170% 04/01/35 (09/03/15) (a)(b)	3,000,000	3,000,000
NV Reno
ReTrac-Reno Transportation Rail Access Corridor,
Series 2008, LOC: Bank of NY Mellon 0.020% 06/01/42 (09/01/15) (a)(b)	3,010,000	3,010,000
NV Sparks
Rix Industries,
Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.200% 07/01/27 (09/03/15) (a)(b)	775,000	775,000
Nevada Total		6,785,000
New Hampshire – 0.7%
NH Health & Education Facilities Authority
Series 2011 B AMT,
LOC: Royal Bank of Canada 0.150% 12/01/32 (09/03/15) (a)(b)	7,379,000	7,379,000
New Hampshire Total		7,379,000
New Jersey – 5.5%
NJ Borough of Beachwood
Series 2015
1.000% 03/09/16	2,000,000	2,005,991
NJ Elizabeth
Series 2015
2.000% 04/01/16	1,080,000	1,089,703
NJ RBC Municipal Products, Inc. Trust
Series 2015 E-61
LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 06/28/16 (09/03/15) (a)(b)(c)	20,000,000	20,000,000

	Par ($)	Value ($)
NJ RIB Floater Trust
NJ Healthcare Financing Authority
Series 2013, LOC: Barclays Bank PLC 0.150% 07/03/17 (09/03/15) (a)(b)(c)	30,455,000	30,455,000
NJ Township of Readington
Series 2015
1.000% 02/04/16	3,525,000	3,534,791
New Jersey Total		57,085,485
New York – 7.4%
NY Arlington Central School District
Series 2014
Insured: State Aid Withholding 1.000% 11/13/15	2,031,460	2,034,294
NY Ballston Spa Central School District
Series 2014
Insured: State Aid Withholding 1.000% 09/25/15	3,800,000	3,801,919
NY Bedford Central School District
Series 2015
Insured: State Aid Withholding 1.000% 07/15/16	3,500,000	3,512,228
NY Fayetteville-Manlius Central School District
Series 2015
Insured: State Aid Withholding 1.250% 06/30/16	6,500,000	6,536,343
NY Glens Falls City School District
Series 2015
Insured: State Aid Withholding 1.250% 06/29/16	4,000,000	4,018,983
NY Greece Central School District
Series 2015
Insured: State Aid Withholding 1.250% 06/24/16	1,600,000	1,610,598
NY Housing Finance Agency
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.030% 11/01/38 (09/02/15) (a)(b)	11,050,000	11,050,000
L&M Prospect Plaza LLC,
Series 2007 A AMT, LOC: Citibank N.A. 0.040% 11/01/39 (09/02/15) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Liverpool Central School District
Series 2014 B,
Insured: State Aid Withholding 1.000% 10/02/15	1,835,194	1,836,375
NY Longwood Central School District Suffolk County
Series 2015
Insured: State Aid Withholding 2.000% 06/17/16	3,325,000	3,368,034
NY New York City Municipal Water Finance Authority
Second Generation Resolution,
Series 2005 B, SPA: California State Teachers Retirement 0.010% 06/15/32 (09/01/15) (a)(b)	3,770,000	3,770,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
NYC Recovery,
Series 2002 1D, SPA: Landesbank Hessen-Thüringen 0.010% 11/01/22 (09/01/15) (a)(b)	7,200,000	7,200,000
NY North Shore Central School District
Series 2015
Insured: State Aid Withholding 1.500% 06/21/16	5,000,000	5,035,866
NY Shenendehowa Central School District
Series 2015
Insured: State Aid Withholding 1.500% 06/24/16	3,612,551	3,642,299
NY Town of Amherst
Series 2014
0.750% 11/12/15	8,000,000	8,008,017
NY Town of Cheektowaga
Series 2015
1.000% 07/14/16	2,018,000	2,027,394
NY White Plains City School District
Series 2015
Insured: State Aid Withholding 0.490% 06/25/16	5,400,000	5,400,000
New York Total		77,852,350
North Carolina – 2.0%
NC Charlotte-Mecklenburg Hospital Authority
Series 2007 E,
LOC: TD Bank N.A. 0.010% 01/15/44 (09/03/15) (a)(b)	4,120,000	4,120,000

	Par ($)	Value ($)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.150% 07/01/21 (09/03/15) (a)(b)	900,000	900,000
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.230% 10/01/19 (09/03/15) (a)(b)	800,000	800,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.150% 01/01/28 (09/03/15) (a)(b)	3,695,000	3,695,000
NC Stanly County Industrial Facilities & Pollution Control Financing Authority
Chicago Tube & Iron Co.,
Series 2008, LOC: JPMorgan Chase Bank 0.110% 04/01/18 (09/03/15) (a)(b)	2,690,000	2,690,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.080% 03/01/27 (09/03/15) (a)(b)	8,500,000	8,500,000
North Carolina Total		20,705,000
North Dakota – 0.2%
ND Housing Finance Agency
Meadowlark Heights Apts
Series 2015 0.400% 09/01/16	2,000,000	2,000,000
North Dakota Total		2,000,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Ohio – 0.5%
OH Cuyahoga County
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.100% 04/01/25 (09/03/15) (a)(b)	1,955,000	1,955,000
OH Solon
JTM Products, Inc., Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.120% 06/01/21 (09/03/15) (a)(b)	865,000	865,000
OH State
Series 2014
1.000% 12/15/15	2,500,000	2,505,090
Ohio Total		5,325,090
Oregon – 1.9%
OR Business Development Commission
Murphy Co.,
Series 2011 230, AMT, LOC: U.S. Bank N.A. 0.040% 04/01/41 (09/02/15) (a)(b)	6,000,000	6,000,000
OR Housing & Community Services Department
Series 2015 C, AMT
SPA: State Street Bank & Trust Co. 1.000% 07/01/45 (09/01/15) (a)(b)	13,500,000	13,500,000
Oregon Total		19,500,000
Pennsylvania – 1.9%
PA Economic Development Financing Authority
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.170% 04/01/22 (09/03/15) (a)(b)	700,000	700,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.170% 12/01/15 (09/03/15) (a)(b)	1,700,000	1,700,000

	Par ($)	Value ($)
PA RBC Municipal Products, Inc. Trust
Series 2015 E-53
LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 12/01/18 (09/03/15) (a)(b)(c)	17,700,000	17,700,000
Pennsylvania Total		20,100,000
South Carolina – 0.7%
SC Jobs-Economic Development Authority
Bondex/Hightower Group Obligated Group,
Series 2007 AMT, LOC: Branch Banking & Trust 0.250% 06/01/23 (09/03/15) (a)(b)	1,220,000	1,220,000
DCS Diversified Coating,
Series 2002, AMT, LOC: Branch Banking & Trust 0.080% 04/01/17 (09/03/15) (a)(b)	450,000	450,000
Dorris Properties LLC,
Series 2006 AMT, LOC: TD Bank N.A. 0.150% 07/01/32 (09/03/15) (a)(b)	2,400,000	2,400,000
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.120% 09/01/27 (09/03/15) (a)(b)	3,165,000	3,165,000
South Carolina Total		7,235,000
South Dakota – 1.5%
SD Housing Development Authority
Series 2007 I, AMT,
SPA: FHLB 0.030% 05/01/38 (09/03/15) (a)(b)	16,000,000	16,000,000
South Dakota Total		16,000,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 0.5%
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board, Pedcor Investments-2006-XCII LP, Series 2006 A, AMT, LOC: U.S. Bank N.A. 0.040% 12/01/41 (09/03/15) (a)(b)	5,000,000	5,000,000
Tennessee Total		5,000,000
Texas – 7.4%
TX Gulf Coast Industrial Development Authority
Exxon Mobil Corp.,
Series 2012, 0.010% 11/01/41 (09/01/15) (a)(d)	600,000	600,000
TX Harris County Health Facilities Development Corp.
The Methodist Hospital,
Series 2008 A-1, 0.010% 12/01/41 (09/01/15) (a)(d)	7,000,000	7,000,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures, Inc.,
ExxonMobil Project, Series 2012, GTY AGMT: Exxon Mobile Corp., 0.010% 05/01/46 (09/01/15) (a)(b)	5,300,000	5,300,000
TX Port of Port Arthur Navigation District
DPCE: Total S.A.:
Series 1998, AMT, 0.050% 05/01/33 (09/02/15) (a)(d)	17,825,000	17,825,000
Series 2000 B, AMT, 0.050% 05/01/35 (09/02/15) (a)(d)	10,000,000	10,000,000
TX RIB Floater Trust
Series 2015
LOC: Barclays Bank PLC 0.170% 07/01/18 (09/03/15) (a)(b)(c)	9,500,000	9,500,000
TX State
Series 2002 A-2 AMT,
SPA: Landesbank Hessen-Thuringen: 0.030% 06/01/25 (09/02/15) (a)(b)	7,230,000	7,230,000
0.030% 06/01/33 (09/02/15) (a)(b)	8,650,000	8,650,000

	Par ($)	Value ($)
Series 2003 A, AMT,
LOC: Landesbank Hessen-Thuringen 0.040% 06/01/34 (09/02/15) (a)(b)	9,600,000	9,600,000
TX University of Texas
Series 2008 B
LIQ FAC: University of Texas Investment Management Co. 0.010% 08/01/39 (09/03/15) (a)(b)	1,900,000	1,900,000
Texas Total		77,605,000
Utah – 0.2%
UT Murray
IHC Health Services, Inc.,
Series 2005 D, SPA: Wells Fargo Bank N.A. 0.010% 05/15/37 (09/01/15) (a)(b)	1,800,000	1,800,000
Utah Total		1,800,000
Virginia – 0.1%
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.180% 09/01/26 (09/03/15) (a)(b)	1,200,000	1,200,000
Virginia Total		1,200,000
Washington – 3.3%
WA Benton County School District No 17 Kennewick
Washington State School Board Credit Enhancement Program
Series 2009 5.000% 12/01/15	1,360,000	1,375,959
WA Eclipse Funding Trust
King County,
Series 2007, LOC: U.S. Bank N.A. 0.070% 12/01/31 (09/03/15) (a)(b)(c)	9,945,000	9,945,000
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.150% 08/01/26 (09/03/15) (a)(b)	2,220,000	2,220,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Pierce County Economic Development Corp.
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.200% 12/01/36 (09/03/15) (a)(b)	1,805,000	1,805,000
WA Port of Grays Harbor Industrial Development Corp.
Murphy Co.,
Series 2007 AMT, LOC: U.S. Bank N.A. 0.040% 11/01/26 (09/03/15) (a)(b)	10,000,000	10,000,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services,
Series 2001, AMT, LOC: DNB NOR Bank ASA 0.100% 12/31/21 (09/02/15) (a)(b)	8,700,000	8,700,000
Washington Total		34,045,959
Wisconsin – 1.4%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.200% 07/01/20 (09/04/15) (a)(b)	1,665,000	1,665,000
WI Plymouth
Wisconsin Plastic Products/WIPP Obligated Group,
Series 1998 AMT, LOC: FHLB 0.070% 05/01/18 (09/03/15) (a)(b)	1,070,000	1,070,000
WI RIB Floater Trust
Series 2015
LOC: Barclays Bank PLC 0.150% 05/01/18 (09/03/15) (a)(b)(c)	10,370,000	10,370,000

	Par ($)	Value ($)
WI Sheboygan Falls
HTT/Landmark HTT Obligated Group,
Series 2007 A AMT, LOC: U.S. Bank N.A. 0.070% 01/01/32 (09/03/15) (a)(b)	1,890,000	1,890,000
Wisconsin Total		14,995,000
Wyoming – 1.1%
WY Sweetwater County
PacifiCorp,
Series 1995, AMT, LOC: Bank of Nova Scotia 0.020% 11/01/25 (09/01/15) (a)(b)	11,500,000	11,500,000
Wyoming Total		11,500,000
Total Municipal Bonds (cost of $827,244,089)		827,244,089
Closed-End Investment Companies – 18.8%
Other – 18.8%
Nuveen Municipal Opportunity Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.110% 12/01/40 (09/03/15) (a)(b)(c)	85,000,000	85,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.100% 03/01/40 (09/03/15) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010,
LIQ FAC: JPMorgan Chase Bank 0.100% 12/01/40 (09/03/15) (a)(b)(c)	34,600,000	34,600,000
Other Total		196,800,000
Total Closed-End Investment Companies (cost of $196,800,000)		196,800,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

August 31, 2015

Total Short-Term Obligation – 3.0%
	Par ($)	Value ($)
Variable Rate Demand Notes – 3.0%
FHLMC Multi-Family VRD Certificates
3.625% 08/15/51	31,000,000	31,038,228
Variable Rate Demand Notes Total		31,038,228
Total Short-Term Obligation (cost of $31,038,228)		31,038,228
Total Investments – 100.8% (cost of $1,055,082,317) (f)		1,055,082,317
Other Assets & Liabilities, Net – (0.8)%		(8,465,317)
Net Assets – 100.0%		1,046,617,000

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $345,695,000 or 33.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $1,055,082,317.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$827,244,089	$—	$827,244,089
Total Closed-End Investment Companies	—	196,800,000	—	196,800,000
Total Short-Term Obligation	—	31,038,228	—	31,038,228
Total Investments	$—	$1,055,082,317	$—	$1,055,082,317

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	79.0
Closed-End Investment Companies	18.8
97.8
Short-Term Obligation	3.0
Other Assets & Liabilities, Net	(0.8)
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MERLOTs	Municipal Exempt Receipts – Liquidity Optional Tender Series
RIB	Residual Interest Bond
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	1,055,082,317
	Cash	11,072,431
	Receivable for:
	Fund shares sold	1,000
	Interest	938,190
	Expense reimbursement due from investment advisor	28,345
	Trustees' deferred compensation plan	11,142
	Prepaid expenses	12,052
	Total Assets	1,067,145,477
Liabilities	Payable for:
	Investments purchased	13,500,000
	Investments purchased on a delayed delivery basis	6,793,424
	Investment advisory fee	66,496
	Administration fee	23,791
	Pricing and bookkeeping fees	13,471
	Transfer agent fee	2,184
	Trustees' fees	3,152
	Audit fee	48,327
	Custody fee	5,335
	Chief Compliance Officer expenses	1,498
	Trustees' deferred compensation plan	11,142
	Other liabilities	59,657
	Total Liabilities	20,528,477
	Net Assets	1,046,617,000
Net Assets Consist of	Paid-in capital	1,046,787,553
	Undistributed net investment income	65,702
	Accumulated net realized loss	(236,255)
	Net Assets	1,046,617,000

See Accompanying Notes to Financial Statements.

14

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2015

Adviser Class Shares	Net assets	$10,747,371
	Shares outstanding	10,745,071
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$370,475,434
	Shares outstanding	370,400,810
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$27,926,832
	Shares outstanding	27,921,166
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$16,557,105
	Shares outstanding	16,553,744
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$16,914,171
	Shares outstanding	16,910,540
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$146,998
	Shares outstanding	146,968
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$76,938
	Shares outstanding	76,923
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$603,772,151
	Shares outstanding	603,650,016
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

15

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	1,343,193
Expenses	Investment advisory fee	1,532,001
	Administration fee	881,334
	Distribution fee:
	Daily Class Shares	103,514
	Investor Class Shares	147
	Service fee:
	Adviser Class Shares	54,633
	Daily Class Shares	73,938
	Investor Class Shares	369
	Liquidity Class Shares	192
	Shareholder administration fee:
	Institutional Class Shares	5,513
	Trust Class Shares	571,320
	Transfer agent fee	34,494
	Pricing and bookkeeping fees	148,506
	Trustees' fees	35,443
	Custody fee	17,786
	Chief Compliance Officer expenses	8,928
	Other expenses	362,120
	Total Expenses	3,830,238
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,678,145)
	Fees waived by distributor:
	Adviser Class Shares	(54,581)
	Daily Class Shares	(177,348)
	Institutional Class Shares	(5,378)
	Investor Class Shares	(514)
	Liquidity Class Shares	(192)
	Trust Class Shares	(570,896)
	Net Expenses	1,343,184
	Net Investment Income	9
	Net realized gain on investments	36,342
	Net Increase Resulting from Operations	36,351

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets – BofA Municipal Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	9	—
	Net realized gain on investments	36,342	29,268
	Net increase resulting from operations	36,351	29,268
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(2,621)	—
	Capital Class Shares	(34,633)	—
	Daily Class Shares	(2,903)	—
	Institutional Capital Shares	(1,635)	—
	Institutional Class Shares	(515)	—
	Investor Class	(13)	—
	Liquidity Class Shares	(7)	—
	Trust Class Shares	(46,120)	—
	Total distributions to shareholders	(88,447)	—
	Net Capital Stock Transactions	56,856,700	(411,986,076)
	Total increase (decrease) in net assets	56,804,604	(411,956,808)
Net Assets	Beginning of period	989,812,396	1,401,769,204
	End of period	1,046,617,000	989,812,396
	Undistributed net investment income at end of period	65,702	88,460

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	83,000,444	83,000,444	299,107,499	299,107,499
Distributions reinvested	384	384	—	—
Redemptions	(109,960,744)	(109,960,744)	(288,914,688)	(288,914,688)
Net increase (decrease)	(26,959,916)	(26,959,916)	10,192,811	10,192,811
Capital Class Shares
Subscriptions	776,312,027	776,312,027	827,315,416	827,315,416
Distributions reinvested	4,473	4,473	—	—
Redemptions	(774,314,042)	(774,314,042)	(1,129,796,747)	(1,129,796,747)
Net increase (decrease)	2,002,458	2,002,458	(302,481,331)	(302,481,331)
Daily Class Shares
Subscriptions	14,824,179	14,824,179	207,626	207,626
Distributions reinvested	1	1	—	—
Redemptions	(6,189,931)	(6,189,931)	(6,677,278)	(6,677,278)
Net increase (decrease)	8,634,249	8,634,249	(6,469,652)	(6,469,652)
Institutional Capital Shares
Subscriptions	2,082,070	2,082,070	2,455,970	2,455,970
Distributions reinvested	1,077	1,077	—	—
Redemptions	(4,230,019)	(4,230,019)	(15,439,333)	(15,439,333)
Net decrease	(2,146,872)	(2,146,872)	(12,983,363)	(12,983,363)
Institutional Class Shares
Subscriptions	48,633,414	48,633,414	30,210,000	30,210,000
Distributions reinvested	400	400	—	—
Redemptions	(45,758,339)	(45,758,339)	(38,263,755)	(38,263,755)
Net increase (decrease)	2,875,475	2,875,475	(8,053,755)	(8,053,755)
Investor Class Shares
Distributions reinvested	13	13	—	—
Redemptions	(5,999)	(5,999)	(92,757)	(92,757)
Net decrease	(5,986)	(5,986)	(92,757)	(92,757)
Liquidity Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	7	7	—	—
Redemptions	—	—	(5,495,003)	(5,495,003)
Net increase (decrease)	7	7	(5,485,003)	(5,485,003)
Trust Class Shares
Subscriptions	696,797,111	696,797,111	879,849,557	879,849,557
Redemptions	(624,339,826)	(624,339,826)	(966,462,583)	(966,462,583)
Net increase (decrease)	72,457,285	72,457,285	(86,613,026)	(86,613,026)

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	—		—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	—	(a)	—	(a)	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.00%	0.04	%(d)	0.00	%(e)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.55%		0.54%	0.53%		0.52%		0.52%
Net expenses	0.13%		0.16%	0.22	%(f)	0.29	%(f)	0.34	%(f)
Waiver/Reimbursement	0.42%		0.38%	0.31%		0.23%		0.18%
Net investment income	—	%(e)	—	—	(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$10,747		$37,715	$27,518		$50,243		$168,505

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	—	(a)	0.001		0.001
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(a)	—	—	(a)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.00%	0.07	%(d)	0.09%		0.14%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.30%		0.29%	0.28%		0.27%		0.27%
Net expenses	0.13%		0.16%	0.20	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.17%		0.13%	0.08%		0.07%		0.07%
Net investment income	—	%(f)	—	0.04	%(e)	0.09	%(e)	0.14	%(e)
Net assets, end of period (000s)	$370,475		$368,501	$670,991		$1,814,346		$2,825,365

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	—		—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.00%	0.04	%(d)	0.00	%(e)	0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.90%		0.89%	0.88%		0.87%		0.87%
Net expenses	0.13%		0.16%	0.23	%(f)	0.29	%(f)	0.35	%(f)
Waiver/Reimbursement	0.77%		0.73%	0.65%		0.58%		0.52%
Net investment income	—	%(e)	—	—	(f)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$27,927		$19,292	$25,761		$40,160		$88,455
Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014	2013		2012(a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	—	(b)	0.001		0.001
Net realized gain (loss) on investments	—	(b)	— (b)	—	(b)	—		—
Total from investment operations	—	(b)	— (b)	—	(b)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(b)	—	—	(b)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (c)(d)	0.01%		0.00%	0.07	%(e)	0.09%		0.14%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.30%		0.29%	0.28%		0.27%		0.27%
Net expenses	0.13%		0.16%	0.19	%(f)(g)	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.17%		0.13%	0.09%		0.07%		0.07%
Net investment income	—	%(h)	—	0.03	%(g)	0.09	%(g)	0.14	%(g)
Net assets, end of period (000s)	$16,557		$18,705	$31,689		$29,978		$21,696

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Class Z shares were converted to Institutional Capital shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	—	(a)	0.001		0.001
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	—	(a)	—	—	(a)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.00%	0.05	%(d)	0.05%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.34%		0.33%	0.32%		0.31%		0.31%
Net expenses	0.14%		0.16%	0.22	%(e)	0.24	%(e)	0.24	%(e)
Waiver/Reimbursement	0.20%		0.17%	0.10%		0.07%		0.07%
Net investment income	—	%(f)	—	0.02	%(e)	0.05	%(e)	0.10	%(e)
Net assets, end of period (000s)	$16,914		$14,039	$22,092		$89,248		$159,867

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—		—		—
Net realized gain (loss) on investments	— (a)	— (a)	—	(a)	—		—
Total from investment operations	— (a)	— (a)	—	(a)	—		—
Less Distributions to Shareholders:
From net investment income	— (a)	—	—	(a)	—		—
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%	0.00%	0.04	%(d)	0.00%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.65%	0.64%	0.63%		0.62%		0.62%
Net expenses	0.13%	0.16%	0.23	%(e)	0.29	%(e)	0.34	%(e)
Waiver/Reimbursement	0.52%	0.48%	0.40%		0.33%		0.28%
Net investment income	—	—	—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$147	$153	$246		$240		$218

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—		—	(a)	—	(a)
Net realized gain (loss) on investments	— (a)	— (a)	—	(a)	—		—
Total from investment operations	— (a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	— (a)	—	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%	0.00%	0.04	%(d)	0.00	%(e)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.55%	0.54%	0.53%		0.52%		0.52%
Net expenses	0.13%	0.18%	0.23	%(f)	0.29	%(f)	0.33	%(f)
Waiver/Reimbursement	0.42%	0.36%	0.30%		0.23%		0.19%
Net investment income	—	—	—	(f)	—	%(e)(f)	0.01	%(f)
Net assets, end of period (000s)	$77	$77	$5,563		$7,104		$8,184

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	—		—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	— (a)	—	(a)	—		—
Total from investment operations	—	(a)	— (a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.00%	0.04	%(d)	0.01%		0.05%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.40%		0.39%	0.38%		0.37%		0.37%
Net expenses	0.13%		0.16%	0.22	%(e)	0.28	%(e)	0.29	%(e)
Waiver/Reimbursement	0.27%		0.23%	0.16%		0.09%		0.08%
Net investment income	—	%(f)	—	—	(e)	0.01	%(e)	0.05	%(e)
Net assets, end of period (000s)	$603,772		$531,331	$617,909		$531,446		$551,600

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2015

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. On October 1, 2011, Institutional Capital shares commenced operations and Class Z shares were converted into Institutional Capital shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

27

BofA Municipal Reserves, August 31, 2015

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from disallowance of excess expenses allocable to tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
$65,693	$—	$(65,693)

28

BofA Municipal Reserves, August 31, 2015

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$88,447	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$65,702	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

As of August 31, 2015, the Fund had pre-Effective Date capital loss carry forwards which, if not used, will expire as follows:

Year of Expiration	Capital Loss Carry Forwards
2017	$226,472

As of August 31, 2015, the Fund had post-Effective Date capital losses as follows:

Short Term Losses
$9,783

Capital loss carry forwards of $36,342 were utilized by the Fund during the year ended August 31, 2015.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

29

BofA Municipal Reserves, August 31, 2015

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses

30

BofA Municipal Reserves, August 31, 2015

incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the

Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$974,277	$1,115,571	$1,634,583	$3,724,431	$—

31

BofA Municipal Reserves, August 31, 2015

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

32

BofA Municipal Reserves, August 31, 2015

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

34

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

35

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

36

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

37

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

38

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Municipal Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-MNR-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	22
Federal Income Tax Information	23
Fund Governance	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2015

Municipal Bonds – 93.4%
	Par ($)	Value ($)
New York – 93.4%
NY Amherst Development Corp.
Asbury Pointe, Inc.,
Series 2011 A,
LOC: M&T Bank
0.040% 02/01/35 (09/03/15) (a)(b)	3,760,000	3,760,000
NY Arlington Central School District
Series 2014
Insured: State Aid Withholding 1.000% 11/13/15	3,000,000	3,004,186
NY Bedford Central School District
Series 2015
Insured: State Aid Withholding 1.250% 07/15/16	1,704,110	1,712,187
NY Brewster Central School District
Series 2015
Insured: State Aid Withholding 1.000% 10/09/15	850,297	850,827
NY City Industrial Development Agency
Jewish Board of Family and Children's Services, Inc.,
Series 2000 LOC: TD Bank N.A. 0.010% 07/01/25 (09/02/15) (a)(b)	9,305,000	9,305,000
NY City Trust for Cultural Resources
WNYC Radio, Inc,
Series 2006, LOC: Wells Fargo Bank N.A. 0.020% 04/01/26 (09/03/15) (a)(b)	1,200,000	1,200,000
NY Clipper Tax-Exempt Certificate Trust
New York Dormitory Authority,
Series 2007, LIQ FAC: State Street Bank & Trust Co. 0.040% 11/15/26 (09/03/15) (a)(b)	15,125,000	15,125,000
NY County of Sullivan
Series 2015,
1.250% 03/04/16	4,250,000	4,270,335
NY County of Tompkins
Series 2014 B,
1.000% 10/15/15	3,240,000	3,242,968
Series 2015
1.500% 07/08/16	1,350,000	1,359,331

	Par ($)	Value ($)
NY County of Ulster
Series 2014 A,
1.000% 11/13/15	1,187,000	1,188,464
NY County of Washington
Series 2015,
1.500% 06/10/16	7,000,000	7,052,754
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.020% 07/01/34 (09/03/15) (a)(b)	6,725,000	6,725,000
City University of NY,
Series 2008 LOC: TD Bank N.A. 0.010% 07/01/31 (09/03/15) (a)(b)	8,600,000	8,600,000
Northern Westchester Hospital,
Series 2009, LOC: TD Bank N.A. 0.010% 11/01/34 (09/03/15) (a)(b)	1,480,000	1,480,000
Rockefeller University,
Series 2005 A2 SPA: JPMorgan Chase Bank 0.010% 07/01/32 (09/03/15) (a)(b)	2,200,000	2,200,000
St John's University,
Series 2008 B2 LOC: U.S. Bank N.A. 0.010% 07/01/37 (09/03/15) (a)(b)	1,750,000	1,750,000
NY Fayetteville-Manlius Central School District
Series 2015
Insured: State Aid Withholding 1.250% 06/30/16	2,589,300	2,603,777
NY Glens Falls City School District
Series 2015
Insured: State Aid Withholding 1.250% 06/29/16	2,491,000	2,502,822
NY Hamburg Central School District
Series 2015
Insured: State Aid Withholding 2.000% 06/01/16	1,275,000	1,288,297

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Housing Development Corp.
Series 2013 B-4
LIQ FAC: Wells Fargo Bank N.A. 0.020% 05/01/18 (09/03/15) (a)(b)	8,800,000	8,800,000
NY Housing Finance Agency
160 Madison Avenue LLC,
Series 2014 A LOC: PNC Bank N.A. 0.010% 11/01/46 (09/01/15) (a)(b)	1,285,000	1,285,000
Durst Pyramid LLC,
Series 2015 A-1 LOC: Bank of NY Mellon 0.010% 05/01/49 (09/02/15) (a)(b)	4,500,000	4,500,000
L&M 93rd Street LLC,
250 West 93rd St., Series 2005 A, AMT, LOC: Landesbank Hessen-Thüringen: 0.030% 11/01/38 (09/02/15) (a)(b)	5,650,000	5,650,000
L&M Prospect Plaza LLC,
Series 2007 A AMT, LOC: Citibank N.A. 0.040% 11/01/39 (09/02/15) (a)(b)	3,000,000	3,000,000
Midtown West B LLC,
505 West 37th St. Series 2009 A, LOC: Landesbank Hessen-Thüringen: 0.020% 05/01/42 (09/01/15) (a)(b)	4,000,000	4,000,000
West 60th Realty LLC,
Series 2013 A1, LOC: M&T Bank 0.070% 05/01/46 (09/02/15) (a)(b)	14,000,000	14,000,000
NY Irvington Union Free School District
Series 2015
Insured: State Aid Withholding 1.500% 05/26/16	2,100,000	2,116,530
NY Islip Union Free School District
Series 2015
Insured: State Aid Withholding 2.000% 03/01/16	1,150,000	1,159,696

	Par ($)	Value ($)
NY Lakeland Central School District
Series 2015
Insured: State Aid Withholding 2.000% 08/26/16	2,011,892	2,038,621
NY Liverpool Central School District
Series 2014 B,
Insured: State Aid Withholding 1.000% 10/02/15	2,600,000	2,601,674
Series 2015
Insured: State Aid Withholding 1.250% 07/07/16	500,000	503,498
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.020% 07/01/19 (09/03/15) (a)(b)	942,000	942,000
NY Monroe County Industrial Development Agency
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.020% 04/01/38 (09/02/15) (a)(b)	1,755,000	1,755,000
NY Mortgage Agency
Series 2007, AMT,
SPA: JPMorgan Chase Bank 0.010% 10/01/37 (09/01/15) (a)(b)	11,300,000	11,300,000
NY Nassau County Industrial Development Agency
Series 2007 A, AMT,
LOC: M&T Bank 0.220% 10/01/40 (09/03/15) (a)(b)	6,710,000	6,710,000
NY Nassau Health Care Corp.
Series 2009 B1,
LOC: TD Bank N.A. 0.010% 08/01/29 (09/02/15) (a)(b)	7,860,000	7,860,000
Series 2009 C1
LOC: Wells Fargo Bank N.A. 0.020% 08/01/29 (09/03/15) (a)(b)	8,800,000	8,800,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.020% 12/01/36 (09/02/15) (a)(b)	6,545,000	6,545,000
Target LP,
Series 2006 A, AMT, LOC: Citibank N.A. 0.030% 02/01/38 (09/02/15) (a)(b)	500,000	500,000
NY New York City Municipal Water Finance Authority
Second Generation Resolution,
Series 2005 B, SPA: California State Teachers Retirement 0.010% 06/15/32 (09/01/15) (a)(b)	12,495,000	12,495,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2002 1A,
LIQ FAC: Landesbank Hessen-Thüringen 0.010% 11/01/22 (09/02/15) (a)(b)	5,000,000	5,000,000
Series 2012 C5
LOC: Sumitomo Mitsui Banking 0.010% 11/01/41 (09/03/15) (a)(b)	7,420,000	7,420,000
NY New York City
Series 2013 D-3
SPA: JPMorgan Chase Bank 0.010% 08/01/38 (09/01/15) (a)(b)	4,100,000	4,100,000
Series 2015 F-6
SPA: JPMorgan Chase Bank 0.010% 06/01/44 (09/01/15) (a)(b)	1,750,000	1,750,000
Series 1993 E-2,
LOC: JPMorgan Chase Bank 0.010% 08/01/21 (09/01/15) (a)(b)	1,400,000	1,400,000
Series 2004 H-1,
LOC: Bank of NY Mellon 0.010% 03/01/34 (09/01/15) (a)(b)	1,300,000	1,300,000
Series 2006 I-4,
LOC: California Public Employees Retirement 0.010% 04/01/36 (09/01/15) (a)(b)	3,700,000	3,700,000

	Par ($)	Value ($)
Series 2006 I-6,
LOC: Bank of NY Mellon 0.010% 04/01/36 (09/01/15) (a)(b)	1,300,000	1,300,000
Series 2012 A-3,
LOC: Mizuho Corporate Bank 0.010% 10/01/40 (09/01/15) (a)(b)	13,200,000	13,200,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.100% 06/01/29 (09/03/15) (a)(b)	6,820,000	6,820,000
Economic Development Growth Enterprises,
Series 2001, AMT LOC: Bank of NY Mellon: 0.080% 06/01/26 (09/03/15) (a)(b)	1,945,000	1,945,000
NY Port Authority of New York & New Jersey
Series 2014 AMT,
LIQ FAC: Citibank N.A. 0.060% 03/01/22 (09/03/15) (a)(b)(c)	2,050,000	2,050,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam,
Series 2005 B, LOC: TD Bank N.A. 0.020% 12/01/30 (09/03/15) (a)(b)	1,065,000	1,065,000
NY Saratoga County Industrial Development Agency
Saratoga Hospital,
Series 2007 A, LOC: HSBC Bank PLC 0.020% 12/01/32 (09/03/15) (a)(b)	8,590,000	8,590,000
NY Town of Amherst
Series 2014
0.750% 11/12/15	1,000,000	1,001,002
NY Town of North Hempstead
Series 2014 D
0.500% 10/02/15	2,000,000	2,000,423
NY Town of Southampton
Series 2015
1.000% 02/24/16	2,745,640	2,753,937

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Triborough Bridge & Tunnel Authority
Series 2005 B-3
LOC: Bank of Tokyo-Mitsubishi UFJ 0.010% 01/01/32 (09/02/15) (a)(b)	12,000,000	12,000,000
NY White Plains City School District
Series 2015
Insured: State Aid Withholding 0.490% 06/25/16	4,000,000	4,000,000
New York Total		267,178,329
Total Municipal Bonds (cost of $267,178,329)		267,178,329
Closed-End Investment Companies – 6.5%
New York – 6.5%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013,
LIQ FAC: Citibank N.A.: 0.080% 08/01/40 (09/03/15) (a)(b)(c)	16,800,000	16,800,000
0.080% 12/01/40 (09/03/15) (a)(b)(c)	2,000,000	2,000,000
New York Total		18,800,000
Total Closed-End Investment Companies (cost of $18,800,000)		18,800,000
Total Investments – 99.9% (cost of $285,978,329) (d)		285,978,329
Other Assets & Liabilities, Net – 0.1%		158,724
Net Assets – 100.0%		286,137,053

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $20,850,000 or 7.3% of net assets for the Fund.

(d)  Cost for federal income tax purposes is $285,978,329.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$267,178,329	$—	$267,178,329
Total Closed-End Investment Companies	—	18,800,000	—	18,800,000
Total Investments	$—	$285,978,329	$—	$285,978,329

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	93.4
Closed-End Investment Companies	6.5
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	285,978,329
	Cash	14,288
	Receivable for:
	Interest	223,059
	Expense reimbursement due from investment advisor	14,963
	Trustees' deferred compensation plan	148
	Prepaid expenses	2,183
	Total Assets	286,232,970
Liabilities	Payable for:
	Investment advisory fee	11,616
	Administration fee	3,031
	Pricing and bookkeeping fees	7,918
	Transfer agent fee	112
	Trustees' fees	2,812
	Audit fee	35,027
	Legal fee	21,225
	Custody fee	1,319
	Chief Compliance Officer expenses	1,322
	Trustees' deferred compensation plan	148
	Other liabilities	11,387
	Total Liabilities	95,917
	Net Assets	286,137,053
Net Assets Consist of	Paid-in capital	286,137,053
	Net Assets	286,137,053

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2015

Capital Class Shares	Net assets	$69,804,057
	Shares outstanding	69,793,085
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$56,977
	Shares outstanding	56,968
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,479,361
	Shares outstanding	4,478,656
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$211,796,658
	Shares outstanding	211,762,813
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	323,329
Expenses	Investment advisory fee	421,284
	Administration fee	200,728
	Distribution fee:
	Investor Class Shares	7,059
	Service fee:
	Investor Class Shares	17,647
	Shareholder administration fee:
	Institutional Class Shares	23
	Trust Class Shares	211,130
	Transfer agent fee	10,146
	Pricing and bookkeeping fees	84,799
	Trustees' fees	30,782
	Custody fee	7,770
	Legal fees	98,375
	Chief Compliance Officer expenses	7,782
	Other expenses	89,491
	Total Expenses	1,187,016
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(627,410)
	Fees waived by distributor:
	Institutional Class Shares	(20)
	Investor Class Shares	(24,690)
	Trust Class Shares	(211,567)
	Net Expenses	323,329
	Net Investment Income	—
	Net realized gain on investments	—
	Net Increase Resulting from Operations	—

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net realized gain on investments	—	23,621
	Net increase resulting from operations	—	23,621
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(115)	(5,131)
	Institutional Class Shares	— (a)	(4)
	Investor Class Shares	(14)	(117)
	Trust Class Shares	(383)	(15,934)
	From net realized gains:
	Capital Class Shares	(5,312)	(3,288)
	Institutional Class Shares	(5)	(3)
	Investor Class Shares	(666)	(75)
	Trust Class Shares	(17,635)	(10,211)
	Total distributions to shareholders	(24,130)	(34,763)
	Net Capital Stock Transactions	22,474,843	(47,867,703)
	Total increase (decrease) in net assets	22,450,713	(47,878,845)
Net Assets	Beginning of period	263,686,340	311,565,185
	End of period	286,137,053	263,686,340
	Undistributed net investment income at end of period	—	512

(a)  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	75,331,484	75,331,484	90,289,685	90,289,685
Redemptions	(70,820,721)	(70,820,721)	(121,275,378)	(121,275,378)
Net increase (decrease)	4,510,763	4,510,763	(30,985,693)	(30,985,693)
Institutional Class Shares
Distributions reinvested	5	5	7	7
Redemptions	—	—	(420,027)	(420,027)
Net increase (decrease)	5	5	(420,020)	(420,020)
Investor Class Shares
Subscriptions	18,333,710	18,333,710	4,989,311	4,989,311
Distributions reinvested	14	14	21	21
Redemptions	(14,887,880)	(14,887,880)	(5,403,658)	(5,403,658)
Net increase (decrease)	3,445,844	3,445,844	(414,326)	(414,326)
Trust Class Shares
Subscriptions	354,399,751	354,399,751	320,008,603	320,008,603
Distributions reinvested	67	67	151	151
Redemptions	(339,881,587)	(339,881,587)	(336,056,418)	(336,056,418)
Net increase (decrease)	14,518,231	14,518,231	(16,047,664)	(16,047,664)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015	2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(b)	0.001		0.001
Net realized gain (loss) on investments	—	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	—	(b)	—	(b)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	— (b)	—	(b)	—	(b)	(0.001)		(0.001)
From net realized gains	— (b)	—	(b)	—		—	(b)	—
Total distributions to shareholders	— (b)	—	(b)	—	(b)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01%	0.01%		0.03%		0.12%		0.14%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.34%	0.34%		0.33%		0.33%		0.35%
Net expenses	0.12%	0.15%		0.18	%(e)	0.20	%(e)	0.20	%(e)
Waiver/Reimbursement	0.22%	0.19%		0.15%		0.13%		0.15%
Net investment income	—	—		0.02	%(e)	0.06	%(e)	0.14	%(e)
Net assets, end of period (000s)	$69,804	$65,300		$96,293		$101,154		$85,820

Past performance is no guarantee of future results.

(a)  On October 1, 2011, G-Trust shares and Retail A shares were converted into Capital Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015	2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—	(a)	0.001		0.001
Net realized gain (loss) on investments	—	—	(a)	—	(a)	—	(a)	—
Total from investment operations	—	—	(a)	—	(a)	0.001		0.001
Less Distributions to Shareholders:
From net investment income	— (a)	—	(a)	—	(a)	(0.001)		(0.001)
From net realized gains	— (a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	— (a)	—	(a)	—	(a)	(0.001)		(0.001)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return( b)(c)	0.01%	0.01%		0.02%		0.08%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.38%	0.38%		0.38%		0.37%		0.39%
Net expenses	0.12%	0.14	%(d)	0.20	%(e)	0.24	%(e)	0.24	%(e)
Waiver/Reimbursement	0.26%	0.24%		0.18%		0.13%		0.15%
Net investment income	—	—		0.01	%(e)	0.03	%(e)	0.09	%(e)
Net assets, end of period (000s)	$57	$57		$477		$467		$881

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015	2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—		—		—
Net realized gain (loss) on investments	—	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	—	(b)	—	(b)	—	(b)	—
Less Distributions to Shareholders:
From net investment income	— (b)	—	(b)	—	(b)	—	(b)	—
From net realized gains	— (b)	—	(b)	—		—	(b)	—
Total distributions to shareholders	— (b)	—	(b)	—	(b)	—	(b)	—
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01%	0.01%		0.01%		0.05%		0.00%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.69%	0.69%		0.69%		0.68%		0.80%
Net expenses	0.12%	0.15%		0.21	%(e)	0.26	%(e)	0.31	%(e)
Waiver/Reimbursement	0.57%	0.54%		0.48%		0.42%		0.49%
Net investment income	—	—		—	(e)	—	(e)	—	(e)
Net assets, end of period (000s)	$4,479	$1,033		$1,448		$1,663		$365

Past performance is no guarantee of future results.

(a)  On October 1, 2011, the Investor Class shares of the Fund commenced operations and the Class A shares of the Fund converted into the Investor Class shares of the Fund. The financial information of the Fund's Investor Class shares prior to this conversion is that of the Class A shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015	2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—		—		0.001		—	(a)
Net realized gain (loss) on investments	—	—	(a)	—	(a)	—	(a)	—
Total from investment operations	—	—	(a)	—	(a)	0.001		—	(a)
Less Distributions to Shareholders:
From net investment income	— (a)	—	(a)	—	(a)	(0.001)		—	(a)
From net realized gains	— (a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	— (a)	—	(a)	—	(a)	(0.001)		—	(a)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%	0.01%		0.01%		0.05%		0.05%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.44%	0.44%		0.44%		0.43%		0.45%
Net expenses	0.12%	0.15%		0.21	%(d)	0.26	%(d)	0.29	%(d)
Waiver/Reimbursement	0.32%	0.29%		0.23%		0.17%		0.16%
Net investment income	—	—		—	(d)	—	%(d)(e)	0.05	%(d)
Net assets, end of period (000s)	$211,797	$197,297		$213,347		$259,254		$294,169

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2015

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Capital Class, Institutional Class, Investor Class and Trust Class shares. Each class of shares is offered continuously at net asset value. The following changes to the Fund's share classes occurred on October 1, 2011: Investor Class shares commenced operations; Class A shares were converted into Investor Class shares; and G-Trust shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the

15

BofA New York Tax-Exempt Reserves, August 31, 2015

1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

16

BofA New York Tax-Exempt Reserves, August 31, 2015

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Tax-Exempt Income	$512	$21,186
Ordinary Income*	$23,618	$3
Long-Term Capital Gains	$—	$13,574

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

17

BofA New York Tax-Exempt Reserves, August 31, 2015

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Investor Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Investor Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Investor Class Shares	0.10%	0.10%
Shareholder Servicing Plan:
Investor Class Shares	0.25%	0.25%

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to

18

BofA New York Tax-Exempt Reserves, August 31, 2015

these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the

Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$389,031	$405,813	$460,655	$1,255,499	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

19

BofA New York Tax-Exempt Reserves, August 31, 2015

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Non-Diversification Risk

The Fund is non-diversified, which generally means that it may invest a greater percentage of the total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the value of shares of the Fund more than it would affect the value of shares of a diversified fund holding a greater number of investments.

Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Geographic Concentration Risk

The Fund invests primarily in debt obligations issued by the State of New York, and its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers that may be located outside of New York. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to

20

BofA New York Tax-Exempt Reserves, August 31, 2015

limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

21

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

22

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2015, 2.12% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

23

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

24

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

25

Fund Governance (continued)

Officers (continued)

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

26

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-NYTE-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	42
Federal Income Tax Information	43
Fund Governance	44
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Institutional Capital Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.75	0.45	0.46	0.09

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds – 97.8%
	Par ($)	Value ($)
Alabama – 0.8%
AL Tuscaloosa County Industrial Development Authority
Hunt Refining Company, Series 2011 A LOC: Sumitomo Mitsui Banking 0.020% 06/01/28 (09/02/15) (a)(b)	30,000,000	30,000,000
Alabama Total		30,000,000
Alaska – 1.4%
AK Anchorage
Series 2015 0.500% 09/17/15	53,500,000	53,509,966
Alaska Total		53,509,966
Arizona – 0.7%
AZ Eclipse Funding Trust
Series 2007 LOC: U.S. Bank N.A. LIQ FAC: U.S. Bank N.A. 0.030% 12/22/16 (09/03/15) (a)(b)(c)	21,025,000	21,025,000
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc., Series 2005 A, LOC: JPMorgan Chase Bank 0.060% 10/01/30 (09/03/15) (a)(b)	5,180,000	5,180,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.170% 12/01/21 (09/03/15) (a)(b)	1,185,000	1,185,000
Arizona Total		27,390,000
Arkansas – 0.2%
AR Fort Smith
Mitsubishi Power System of America, Series 2010, LOC: Bank Tokyo-Mitsubishi UFJ 0.070% 10/01/40 (09/03/15) (a)(b)	5,930,000	5,930,000
Arkansas Total		5,930,000

	Par ($)	Value ($)
California – 4.1%
CA Antelope Valley-East Kern Water Agency
Series 2008 A-2, LOC: Wells Fargo Bank N.A. 0.010% 06/01/37 (09/03/15) (a)(b)	16,500,000	16,500,000
CA County of Riverside
Series 2015 2.000% 06/30/16	4,000,000	4,056,449
CA Golden Empire Schools Financing Authority
Kern High School District Series 2015 0.220% 05/01/16 (09/03/15) (b)(d)	27,950,000	27,950,420
CA Irvine Ranch Water District
Series 2011 A-1, 0.050% 10/01/37 (09/03/15) (b)(d)	12,300,000	12,300,000
CA Los Angeles Department of Water & Power
Series 2001 B-3 SPA: Royal Bank of Canada 0.010% 07/01/35 (09/03/15) (a)(b)	10,000,000	10,000,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Co.: Series 1996 E, LOC: JPMorgan Chase Bank 0.010% 11/01/26 (09/01/15) (a)(b)	2,300,000	2,300,000
Series 1996, LOC: JPMorgan Chase Bank 0.010% 11/01/26 (09/01/15) (a)(b)	3,400,000	3,400,000
CA RBC Municipal Products, Inc. Trust
Kaiser Permanente, Series 2011 E-21, LOC: Royal Bank of Canada 0.020% 10/01/15 (09/03/15) (a)(b)(c)	12,400,000	12,400,000
CA Sequoia Union High School District
Series 2015 1.000% 06/30/16	7,960,000	8,005,985

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Statewide Communities Development Authority
0.140% 10/06/15	20,000,000	20,000,000
Kaiser Permanente: Series 9B-4 0.140% 10/07/15	28,000,000	28,000,000
Series K 0.230% 01/06/16	5,000,000	5,000,000
Painted Turtle Gang Foundation, Series 2003, LOC: Wells Fargo Bank N.A. 0.010% 04/01/33 (09/03/15) (a)(b)	2,400,000	2,400,000
CA State
Kindergarten, Series 2004 A3, LOC: State Street Bank & Trust Co., 0.010% 05/01/34 (09/01/15) (a)(b)	1,800,000	1,800,000
California Total		154,112,854
Colorado – 2.8%
CO Educational & Cultural Facilities Authority
Flying J Ranch LLC, National Jewish Federation Board, Series 2006 C2, LOC: U.S. Bank N.A. 0.010% 03/01/36 (09/01/15) (a)(b)	2,700,000	2,700,000
CO Jefferson County
Rocky Mountain Butterfly Consortium, Series 1998, LOC: Wells Fargo Bank N.A. 0.120% 06/01/28 (09/03/15) (a)(b)	1,205,000	1,205,000
CO RBC Municipal Products, Inc. Trust
Series 2015 E-55, LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 04/01/19 (09/03/15) (a)(b)(c)	26,225,000	26,225,000
CO RIB Floater Trust
Series 2015 LOC: Barclays Bank PLC 0.170% 08/01/18 (09/03/15) (a)(b)(c)	26,000,000	26,000,000

	Par ($)	Value ($)
CO Tender Option Bond Trust Receipts/Certificates
Series 2012 LIQ FAC: State Street Bank & Trust Co., 0.020% 11/15/30 (09/03/15) (a)(b)(c)	9,810,000	9,810,000
CO University of Hospital Authority
Series 2011 A LOC: Wells Fargo Bank N.A. 0.020% 11/15/41 (09/02/15) (a)(b)	38,700,000	38,700,000
Colorado Total		104,640,000
Connecticut – 1.5%
CT Enfield
Series 2015 B 2.000% 08/10/16	5,000,000	5,075,350
CT Fairfield
Series 2015 2.000% 07/14/16	20,020,000	20,313,715
CT Health & Educational Facilities Authority
The Hotchkiss School, Series 2000 A, SPA: U.S. Bank N.A. 0.010% 07/01/30 (09/03/15) (a)(b)	1,300,000	1,300,000
The Taft School, Series 2000 E, LOC: Wells Fargo Bank N.A. 0.040% 07/01/30 (09/02/15) (a)(b)	2,700,000	2,700,000
Wesleyan University, Series 2010, LIQ FAC: Citibank N.A. 0.020% 01/01/18 (09/03/15) (a)(b)(c)	2,300,000	2,300,000
Westover School, Series 2007 B, LOC: TD Bank N.A. 0.010% 07/01/30 (09/03/15) (a)(b)	1,485,000	1,485,000
Yale University, Series 2001 V-2, 0.010% 07/01/36 (09/01/15) (b)(d)	1,610,000	1,610,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
Series 2009 A-1, SPA: JPMorgan Chase Bank 0.010% 05/15/39 (09/01/15) (a)(b)	5,800,000	5,800,000
CT Manchester
Series 2015 1.250% 02/23/16	4,700,000	4,721,643
CT Oxford
Series 2015 1.250% 07/21/16	5,000,000	5,038,809
CT Special Tax Revenue
Series 2013, LIQ FAC: Citibank N.A. 0.020% 01/01/21 (09/03/15) (a)(b)(c)	6,500,000	6,500,000
Connecticut Total		56,844,517
Delaware – 0.8%
DE BB&T Municipal Trust
Series 2008-1007, LOC: Branch Banking & Trust 0.120% 04/10/22 (09/03/15) (a)(b)(c)	12,730,000	12,730,000
Series 2008-1033, LOC: Branch Banking & Trust 0.120% 06/01/24 (09/03/15) (a)(b)	3,530,000	3,530,000
DE New Castle County
CHF-Delaware LLC, University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.020% 08/01/31 (09/03/15) (a)(b)	15,090,000	15,090,000
Delaware Total		31,350,000
District of Columbia – 1.2%
DC District of Columbia
American University, Series 2006 B LOC: Royal Bank of Canada 0.020% 10/01/36 (09/03/15) (a)(b)	9,000,000	9,000,000

	Par ($)	Value ($)
Medstar Health, Inc., Series 1998 A LOC: TD Bank N.A. 0.010% 08/15/38 (09/02/15) (a)(b)	5,275,000	5,275,000
DC Washington Metropolitan Airports Authority
Series 2010 C-2, LOC:Barclays Bank PLC 0.020% 10/01/39 (09/03/15) (a)(b)	20,890,000	20,890,000
DC Water & Sewer Authority
Series B GTY AGMT: Landesbank Hessen-Thüringen 0.050% 10/02/15	9,700,000	9,700,000
District of Columbia Total		44,865,000
Florida – 9.4%
FL Broward County Health Facilities Authority
Henderson Mental Health Center, Series 2004, LOC: Northern Trust Company 0.050% 07/01/29 (09/02/15) (a)(b)	3,800,000	3,800,000
FL County of Polk
Series 2005 Pre-refunded 02/01/15 Escrowed in U.S. Treasuries 5.000% 12/01/33	2,000,000	2,023,166
FL Eclipse Funding Trust
Miami-Dade County School Board, Series 2007, LOC: U.S. Bank N.A. 0.030% 05/01/32 (09/03/15) (a)(b)(c)	4,420,000	4,420,000
Volusia County School Board Series 2007, LOC: U.S. Bank N.A. 0.120% 08/01/32 (11/25/15) (a)(b)(c)	20,395,000	20,395,000
FL Gainesville Utilities System Revenue
Series 2012 B LOC: Sumitomo Mitsui Banking 0.010% 10/01/42 (09/02/15) (a)(b)	18,500,000	18,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health: Series 2012 I-2 0.010% 11/15/32 (09/03/15) (b)(d)	28,600,000	28,600,000
Series 2012 I-3 0.020% 11/15/33 (09/03/15) (b)(d)	23,500,000	23,500,000
FL Hillsborough County School Board
Master Lease, Series 2008 C, LOC: Wells Fargo Bank N.A. 0.010% 07/01/30 (09/01/15) (a)(b)	6,100,000	6,100,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc., Series 2010, LOC: Branch Banking & Trust 0.020% 09/01/20 (09/03/15) (a)(b)	2,505,000	2,505,000
FL JEA Electric System Revenue
Series 2010 E 4.000% 10/01/15	3,065,000	3,074,326
FL Lakeland
Florida Southern College, Series 2012 B, LOC: TD Bank N.A. 0.020% 09/01/24 (09/03/15) (a)(b)	8,040,000	8,040,000
FL Miami-Dade County Educational Facilities Authority
University of Miami, Series 2008-2710, GTY AGMT: Wells Fargo Co., LIQ FAC: Wells Fargo Co. 0.040% 04/01/38 (09/03/15) (a)(b)(c)	14,820,000	14,820,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community, Series 2002, LOC: Northern Trust Company 0.050% 04/01/32 (09/02/15) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
Series 2003 B LOC: TD Bank N.A. 0.020% 04/01/43 (09/02/15) (a)(b)	8,200,000	8,200,000

	Par ($)	Value ($)
FL Palm Beach County
Pine Crest Prep School, Series 2012 B, LOC: TD Bank N.A. 0.020% 06/01/38 (09/03/15) (a)(b)	27,775,000	27,775,000
Zoological Society of Palm Beach, Series 2001, LOC: Northern Trust Company 0.050% 05/01/31 (09/03/15) (a)(b)	7,450,000	7,450,000
FL RBC Municipal Products, Inc. Trust
Series 2015 E-56 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 01/09/17 (09/03/15) (a)(b)(c)	9,500,000	9,500,000
Series 2015 E-62 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 12/01/17 (09/03/15) (a)(b)(c)	39,500,000	39,500,000
Series 2015 E-64 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 01/09/17 (09/03/15) (a)(b)(c)	42,265,000	42,265,000
Series 2015 E-65 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 01/09/17 (09/03/15) (a)(b)(c)	4,995,000	4,995,000
FL RIB Floater Trust
Series 2015 LOC: Barclays Bank PLC 0.150% 05/01/18 (09/03/15) (a)(b)(c)	49,250,000	49,250,000
FL Sunshine State Governmental Financing Commission
0.120% 10/09/15	19,125,000	19,125,000
Florida Total		349,532,492
Georgia – 2.8%
GA BB&T Municipal Trust
Series 2008-1014, LOC: Branch Banking & Trust 0.120% 09/01/23 (09/03/15) (a)(b)(c)	14,585,000	14,585,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Clipper Tax-Exempt Certificate Trust
Georgia State, Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.020% 03/01/18 (09/03/15) (a)(b)	9,995,000	9,995,000
GA Main Street Natural Gas, Inc.
Series 2010 A1 GTY AGMT: Royal Bank of Canada SPA: Royal Bank of Canada 0.080% 08/01/40 (09/03/15) (a)(b)	39,000,000	39,000,000
Series 2010 A2 GTY AGMT: Royal Bank of Canada SPA: Royal Bank of Canada 0.080% 08/01/40 (09/03/15) (a)(b)	38,790,000	38,790,000
GA Municipal Electric Authority
Series 2008 B, LOC: Bank of Tokyo-Mitsubishi UFJ 0.010% 01/01/48 (09/02/15) (a)(b)	4,200,000	4,200,000
Georgia Total		106,570,000
Illinois – 2.5%
IL Chicago Heights
Chicago Heights Fitness, Series 2002 A, LOC: JPMorgan Chase Bank 0.110% 03/01/17 (09/03/15) (a)(b)	425,000	425,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: JPMorgan Chase Bank 0.060% 04/01/21 (09/03/15) (a)(b)	3,000,000	3,000,000
IL Finance Authority
Chicago Historical Society, Series 2006 LOC: Northern Trust Company 0.020% 01/01/36 (09/03/15) (a)(b)	32,400,000	32,400,000

	Par ($)	Value ($)
Elmhurst College: Series 2003, LOC: BMO Harris N.A. 0.030% 03/01/33 (09/03/15) (a)(b)	9,450,000	9,450,000
Series 2007, LOC: BMO Harris N.A. 0.020% 02/01/42 (09/03/15) (a)(b)	12,500,000	12,500,000
Lake Forest Academy, Series 2000, LOC: Northern Trust Company 0.030% 12/01/24 (09/02/15) (a)(b)	6,000,000	6,000,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Company 0.050% 08/01/33 (09/02/15) (a)(b)	9,000,000	9,000,000
Marwen Foundation, Inc., Series 2008 LOC: Northern Trust Company 0.050% 05/01/43 (09/03/15) (a)(b)	5,080,000	5,080,000
Steppenwolf Theatre Co., Series 2013, LOC: Northern Trust Company 0.020% 03/01/43 (09/03/15) (a)(b)	5,675,000	5,675,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, Credit Support: FHLMC, SPA: FHLMC 0.150% 08/01/38 (09/03/15) (a)(b)	7,145,000	7,145,000
IL JPMorgan Chase Putters/Drivers Trust
Series 2012 LOC: JPMorgan Chase Bank 0.170% 03/01/19 (09/03/15) (a)(b)(c)	2,120,000	2,120,000
Illinois Total		92,795,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 3.9%
IN Crawfordsville Industrial Development Authority
Acuity Brands, National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.120% 06/01/21 (09/03/15) (a)(b)	4,000,000	4,000,000
IN Development Finance Authority
Goodwill Industries, Series 2005, LOC: PNC Bank N.A. 0.050% 01/01/27 (09/03/15) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.170% 07/01/17 (09/03/15) (a)(b)	400,000	400,000
IN Finance Authority
ArcelorMittal, Ispat Inland, Inc., Series 2005, LOC: Rabobank Nederland: 0.010% 06/01/35 (09/02/15) (a)(b)	25,480,000	25,480,000
Depauw University, Series 2008 A, LOC: Northern Trust Company 0.020% 07/01/36 (09/03/15) (a)(b)	36,510,000	36,510,000
Goodwill Industries, Series 2006, LOC: JPMorgan Chase Bank 0.060% 12/01/36 (09/03/15) (a)(b)	7,200,000	7,200,000
Lutheran Child & Family Services, Series 2005, LOC: PNC Bank N.A. 0.050% 11/01/27 (09/03/15) (a)(b)	3,920,000	3,920,000
IN Health Facility Finance Authority
Anthony Wayne Rehabilitation Center, Series 2001, LOC: Wells Fargo Bank N.A. 0.120% 02/01/31 (09/03/15) (a)(b)	2,200,000	2,200,000

	Par ($)	Value ($)
Community Hospital of Lagrange, Series 2007, LOC: PNC Bank N.A. 0.020% 11/01/32 (09/03/15) (a)(b)	20,380,000	20,380,000
Community Hospitals Project, Series 2000 B, LOC: Wells Fargo Bank N.A. 0.020% 07/01/28 (09/03/15) (a)(b)	10,900,000	10,900,000
IN Lawrenceburg
Indiana Michigan Power Co., Series 2008 H, LOC: Bank of Nova Scotia 0.020% 11/01/21 (09/03/15) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue, Series 2007, GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.070% 06/01/29 (09/03/15) (a)(b)	6,405,000	6,405,000
IN Rockport
AEP Generating Co., Series 1995 B, LOC: Bank of Tokyo-Mitsubishi UFJ 0.010% 07/01/25 (09/02/15) (a)(b)	6,000,000	6,000,000
IN St. Joseph County
South Bend Medical Foundation, Inc., Series 2000, LOC: PNC Bank N.A. 0.050% 08/01/20 (09/03/15) (a)(b)	7,570,000	7,570,000
Indiana Total		144,390,000
Iowa – 0.2%
IA Higher Education Loan Authority
Des Moines University Osteopath: Series 2003, LOC: BMO Harris N.A. 0.010% 10/01/33 (09/01/15) (a)(b)	4,635,000	4,635,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2004, LOC: BMO Harris N.A. 0.010% 10/01/24 (09/01/15) (a)(b)	4,105,000	4,105,000
Iowa Total		8,740,000
Kansas – 0.6%
KS Burlington
Kansas City Power & Light, Series 2007 A LOC: JPMorgan Chase Bank 0.010% 09/01/35 (09/02/15) (a)(b)	19,050,000	19,050,000
KS Department of Transportation
Series 2004 C4 SPA: Wells Fargo Bank N.A. 0.020% 09/01/24 (09/02/15) (a)(b)	4,300,000	4,300,000
Kansas Total		23,350,000
Kentucky – 0.4%
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.030% 06/01/34 (09/04/15) (a)(b)	8,945,500	8,945,500
KY Rural Water Finance Corp.
Series 2015 D1 1.250% 07/01/16	5,900,000	5,940,037
Kentucky Total		14,885,537
Maine – 0.3%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority, Series 2007, LOC: U.S. Bank N.A. 0.030% 07/01/37 (09/03/15) (a)(b)(c)	9,785,000	9,785,000
Maine Total		9,785,000

	Par ($)	Value ($)
Maryland – 2.3%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore, Series 2004, LOC: Branch Banking & Trust 0.020% 07/01/24 (09/03/15) (a)(b)	2,180,000	2,180,000
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.020% 10/01/33 (09/03/15) (a)(b)	3,730,000	3,730,000
MD Community Development Administration
Series 2007 J SPA: TD Bank N.A. 0.020% 09/01/31 (09/03/15) (a)(b)	22,800,000	22,800,000
MD Health & Higher Educational Facilities Authority
Peninsula Regional Medical Center, Series 1985 B, LOC: TD Bank N.A. 0.010% 04/01/35 (09/02/15) (a)(b)	15,600,000	15,600,000
University of Maryland Medical Systems, Series 2007 A, LOC: Wells Fargo Bank N.A. 0.010% 07/01/34 (09/03/15) (a)(b)	11,015,000	11,015,000
MD Montgomery County Housing Opportunities Commission
Series 2011 A, LOC: TD Bank N.A. 0.020% 01/01/49 (09/03/15) (a)(b)	7,540,000	7,540,000
MD Prince George's County
Series 2007-2128, GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.020% 07/01/34 (09/03/15) (a)(b)(c)	13,710,000	13,710,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Tender Option Bond Trust Receipts/Certificates
Montgomery County, MD Trinity Health Corp. Series 2015 LIQ FAC: JPMorgan Chase Bank 0.030% 12/01/22 (09/03/15) (a)(b)(c)	7,985,000	7,985,000
Maryland Total		84,560,000
Massachusetts – 1.8%
MA Clipper Tax-Exempt Certificate Trust
MA Bay Transportation Authority Series 2007 LIQ FAC: State Street Bank & Trust Co.: 0.050% 11/01/26 (09/03/15) (a)(b)	2,275,000	2,275,000
0.050% 07/01/27 (09/03/15) (a)(b)	10,450,000	10,450,000
MA Development Finance Agency
Partners Healthcare System, Series 2011 K-4 5.000% 07/01/35 (01/14/16) (b)(d)	1,155,000	1,176,874
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc., Series 2009 J-2, LOC: JPMorgan Chase Bank 0.010% 07/01/44 (09/01/15) (a)(b)	1,100,000	1,100,000
Partners Healthcare Systems, Series 1997 P2, SPA: JPMorgan Chase Bank 0.010% 07/01/27 (09/02/15) (a)(b)	11,500,000	11,500,000
Partners Healthcare, Series 1997 P-1, SPA: JPMorgan Chase Bank 0.010% 07/01/27 (09/02/15) (a)(b)	19,500,000	19,500,000
MA Natick
Series 2015 1.250% 04/29/16	2,262,500	2,276,610
MA Newburyport
Series 2015 0.850% 10/23/15	1,000,000	1,001,036

	Par ($)	Value ($)
MA RBC Municipal Products, Inc. Trust
Series 2012 E-38, LOC: Royal Bank of Canada 0.030% 01/01/16 (09/03/15) (a)(b)(c)	2,000,000	2,000,000
MA University of Massachusetts Building Authority
Series 2011 1, SPA: Wells Fargo Bank N.A. 0.020% 11/01/34 (09/02/15) (a)(b)	4,720,000	4,720,000
MA Worcester
Series 2014 A 1.000% 12/18/15	9,625,000	9,648,334
Massachusetts Total		65,647,854
Michigan – 2.2%
MI JPMorgan Chase Putters/Drivers Trust
Series 2015 LIQ FAC: JPMorgan Securities 0.030% 09/01/17 (09/01/15) (a)(b)(c)	7,225,000	7,225,000
MI RIB Floater Trust
Series 2015 LOC: Barclays Bank PLC 0.170% 07/01/18 (09/03/15) (a)(b)(c)	31,000,000	31,000,000
MI Royal Oak School District
Series 2005 Pre-refunded 01/01/15 Escrowed in U.S. Treasuries 5.000% 05/01/19	2,000,000	2,015,853
MI Tender Option Bond Trust Receipts/Certificates
Series 2015 LIQ FAC: JPMorgan Chase Bank 0.100% 04/15/23 (09/03/15) (a)(b)(c)	2,835,000	2,835,000
MI Trunk Line Revenue
Series 2005 B Pre-refunded 09/01/15 Escrowed in U.S. Treasuries 4.000% 09/01/17	23,055,000	23,055,000
MI University of Michigan
Series 2012 A, 0.010% 04/01/36 (09/03/15) (b)(d)	14,250,000	14,250,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2012 D-1 0.010% 12/01/24 (09/01/15) (b)(d)	3,550,000	3,550,000
Michigan Total		83,930,853
Minnesota – 0.4%
MN Higher Education Facilities Authority
St. Catheriane University, Series 2002 N2, LOC: U.S. Bank N.A. 0.020% 10/01/32 (09/03/15) (a)(b)	10,800,000	10,800,000
MN Rosemount-Apple Valley-Eagan Independent School District No.196
Series 2012, DPCE: Minnesota School District Credit Enhancement Program 3.000% 02/01/16	1,770,000	1,789,940
MN State Colleges & Universities
Series 2005 A Pre-refunded 00/01/15 Escrowed in U.S. Treasuries 5.000% 10/01/29	1,000,000	1,003,880
Minnesota Total		13,593,820
Mississippi – 0.2%
MS Business Finance Corp.
Chevron U.S.A., Inc.: Series 2010 B, GTY AGMT: Chevron Corp. 0.010% 12/01/30 (09/02/15) (a)(b)	1,000,000	1,000,000
Series 2010 F, GTY AGMT: Chevron Corp. 0.010% 12/01/30 (09/02/15) (a)(b)	2,725,000	2,725,000
Series 2011 B, GTY AGMT: Chevron Corp. 0.010% 11/01/35 (09/01/15) (a)(b)	4,270,000	4,270,000
Mississippi Total		7,995,000

	Par ($)	Value ($)
Missouri – 2.3%
MO Development Finance Board
The Nelson Gallery Foundation, Series 2004 A, SPA: Northern Trust Co. 0.010% 12/01/33 (09/01/15) (a)(b)	12,420,000	12,420,000
MO Eclipse Funding Trust
Series 2006 LOC: U.S. Bank N.A. LIQ FAC: U.S. Bank N.A. 0.030% 04/28/16 (09/03/15) (a)(b)(c)	11,900,000	11,900,000
MO Health & Educational Facilities Authority
0.060% 10/07/15	16,000,000	16,000,000
0.100% 09/09/15	8,200,000	8,200,000
Ascension Health, Series 2008 C-5, 0.010% 11/15/26 (09/02/15) (b)(d)	10,500,000	10,500,000
BJC Healthcare Obligated Group, Series 2008 D 0.010% 05/15/38 (09/03/15) (b)(d)	3,700,000	3,700,000
SSM Health Care Corp., Series 2014 G 0.010% 06/01/44 (09/02/15) (b)(d)	3,400,000	3,400,000
MO Kansas City
H. Roe Battle Convention Center, Series 2008 E, LOC: Sumitomo Mitsui Banking 0.020% 04/15/34 (09/02/15) (a)(b)	16,225,000	16,225,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.030% 11/01/32 (09/03/15) (a)(b)	2,475,000	2,475,000
Missouri Total		84,820,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Nebraska – 1.4%
NE Madison County Hospital Authority No. 1
Faith Regional Health Services, Series 2008 B, LOC: U.S. Bank N.A. 0.020% 07/01/33 (09/03/15) (a)(b)	13,925,000	13,925,000
NE Omaha Public Power District
Series A: 0.100% 09/03/15	8,300,000	8,300,000
0.100% 10/02/15	13,130,000	13,130,000
0.120% 10/01/15	11,800,000	11,800,000
0.130% 10/08/15	3,500,000	3,500,000
Nebraska Total		50,655,000
Nevada – 1.5%
NV Reno
ReTrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of NY Mellon 0.020% 06/01/42 (09/01/15) (a)(b)	55,850,000	55,850,000
Nevada Total		55,850,000
New Jersey – 7.7%
NJ Borough of Beachwood
Series 2015 1.000% 03/09/16	6,470,000	6,489,380
NJ County of Essex
Series 2014 0.750% 09/22/15	45,245,000	45,260,322
NJ RBC Municipal Products, Inc. Trust
Series 2015 E-61 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 06/28/16 (09/03/15) (a)(b)(c)	130,000,000	130,000,000
NJ RIB Floater Trust
NJ Healthcare Financing Authority Series 2013, LOC: Barclays Bank PLC 0.150% 07/03/17 (09/03/15) (a)(b)(c)	89,050,000	89,050,000
NJ Township of East Brunswick
Series 2015 1.500% 01/14/16	5,140,000	5,162,338

	Par ($)	Value ($)
NJ Township of Readington
Series 2015 1.000% 02/04/16	13,738,940	13,777,104
New Jersey Total		289,739,144
New York – 12.0%
NY Ballston Spa Central School District
Series 2014 Insured: State Aid Withholding 1.000% 09/25/15	16,411,000	16,419,287
NY BB&T Municipal Trust
Series 2010-1039, LOC: Branch Banking & Trust 0.120% 06/01/25 (09/03/15) (a)(b)(c)	28,980,000	28,980,000
NY Bedford Central School District
Series 2015 Insured: State Aid Withholding 1.000% 07/15/16	14,200,000	14,249,610
NY Brewster Central School District
Series 2015 Insured: State Aid Withholding 1.000% 07/15/16	10,174,614	10,224,698
NY City Water & Sewer System
Series 2005 A SPA: State Street Bank & Trust Co., 0.010% 06/15/32 (09/01/15) (a)(b)	15,805,000	15,805,000
Series 2011 SPA: Landesbank Hessen-Thüringen 0.020% 06/15/44 (09/01/15) (a)(b)	10,000,000	10,000,000
NY County of Saratoga
Saratoga Hospital Obligated Group, Series 2014 LOC: HSBC Bank USA N.A. 0.020% 12/01/40 (09/03/15) (a)(b)	3,125,000	3,125,000
NY Dormitory Authority
City University of NY, Series 2008 LOC: TD Bank N.A. 0.010% 07/01/31 (09/03/15) (a)(b)	4,500,000	4,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Northern Westchester Hospital, Series 2009, LOC: TD Bank N.A. 0.010% 11/01/34 (09/03/15) (a)(b)	4,700,000	4,700,000
NY Franklin County Civic Development Corp.
Alice Hyde Medical Center, Series 2013 A, LOC: HSBC Bank USA N.A. 0.020% 10/01/38 (09/03/15) (a)(b)	4,265,000	4,265,000
NY Grand Island
Series 2014 1.000% 10/14/15	6,320,000	6,325,718
NY Greece Central School District
Series 2015 Insured: State Aid Withholding 1.250% 06/24/16	5,950,000	5,989,410
NY Housing Development Corp.
Series 2013 B-4 LIQ FAC: Wells Fargo Bank N.A. 0.020% 05/01/18 (09/03/15) (a)(b)	5,300,000	5,300,000
NY Housing Finance Agency
Durst Pyramid LLC, Series 2015 A-1 LOC: Bank of NY Mellon 0.010% 05/01/49 (09/02/15) (a)(b)	1,400,000	1,400,000
Midtown West B LLC, 505 West 37th St.: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.020% 05/01/42 (09/01/15) (a)(b)	28,900,000	28,900,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.020% 05/01/42 (09/01/15) (a)(b)	36,600,000	36,600,000
West 60th Realty LLC, Series 2013 A1, LOC: M&T Bank 0.070% 05/01/46 (09/02/15) (a)(b)	1,400,000	1,400,000
NY Liverpool Central School District
Series 2014 B, Insured: State Aid Withholding 1.000% 10/02/15	7,720,000	7,724,970

	Par ($)	Value ($)
Series 2015 Insured: State Aid Withholding 1.250% 07/07/16	6,000,000	6,041,977
NY Longwood Central School District Suffolk County
Series 2015 Insured: State Aid Withholding 2.000% 06/17/16	12,475,000	12,636,461
NY New York City Municipal Water Finance Authority
Second Generation Resolution, Series 2005 B, SPA: California State Teachers Retirement 0.010% 06/15/32 (09/01/15) (a)(b)	2,500,000	2,500,000
Series 2008 BB-1, SPA: Landesbank Hessen-Thüringen 0.010% 06/15/39 (09/01/15) (a)(b)	11,000,000	11,000,000
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.010% 06/15/39 (09/01/15) (a)(b)	20,020,000	20,020,000
Series 2011 A-1, SPA: Mizuho Corporate Bank 0.010% 06/15/44 (09/01/15) (a)(b)	34,195,000	34,195,000
NY New York City Transitional Finance Authority Future Tax Secured Revenue
NYC Recovery, Series 2002 1D, SPA: Landesbank Hessen-Thüringen 0.010% 11/01/22 (09/01/15) (a)(b)	7,805,000	7,805,000
NY New York City
Series 2013 D-3 SPA: JPMorgan Chase Bank 0.010% 08/01/38 (09/01/15) (a)(b)	34,310,000	34,310,000
Series 2015 F-6 SPA: JPMorgan Chase Bank 0.010% 06/01/44 (09/01/15) (a)(b)	7,750,000	7,750,000
Series 2004 H-4, LOC: Bank of NY Mellon 0.010% 03/01/34 (09/01/15) (a)(b)	11,900,000	11,900,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006 I-4, LOC: California Public Employees Retirement 0.010% 04/01/36 (09/01/15) (a)(b)	10,600,000	10,600,000
Series 2011 A-3, LIQ FAC: Landesbank Hessen-Thüringen 0.010% 08/01/35 (09/01/15) (a)(b)	3,130,000	3,130,000
Series 2011 D-3 LOC: California Public Employees Retirement 0.010% 10/01/39 (09/01/15) (a)(b)	2,900,000	2,900,000
Series 2012 A-3, LOC: Mizuho Corporate Bank 0.010% 10/01/40 (09/01/15) (a)(b)	2,700,000	2,700,000
NY Putnam County Industrial Development Agency
United Cerebral Palsy of Putnam, Series 2005 B, LOC: TD Bank N.A. 0.020% 12/01/30 (09/03/15) (a)(b)	2,135,000	2,135,000
NY Town of Amherst
Series 2014 0.750% 11/12/15	29,387,882	29,417,331
NY Town of Cheektowaga
Series 2015 1.000% 07/14/16	8,200,000	8,238,172
NY Town of North Hempstead
Series 2014 D 0.500% 10/02/15	7,500,000	7,501,586
NY Triborough Bridge & Tunnel Authority
Series 2005 B-3 LOC: Bank of Tokyo-Mitsubishi UFJ 0.010% 01/01/32 (09/02/15) (a)(b)	1,000,000	1,000,000
NY Village of Kings Point
Series 2015 2.000% 07/29/16	5,880,000	5,955,252
NY White Plains City School District
Series 2015 Insured: State Aid Withholding 0.490% 06/25/16	20,179,637	20,179,637
New York Total		447,824,109

	Par ($)	Value ($)
North Carolina – 3.6%
NC BB&T Municipal Trust
Series 2008-1023, LOC: Branch Banking & Trust LIQ FAC: Branch Banking & Trust 0.120% 05/01/24 (09/03/15) (a)(b)(c)	3,130,000	3,130,000
NC Capital Facilities Finance Agency
Barton College, Series 2004, LOC: Branch Banking & Trust 0.020% 07/01/19 (09/03/15) (a)(b)	2,900,000	2,900,000
Duke University Series A: 0.100% 09/03/15	7,500,000	7,500,000
0.120% 09/24/15	14,124,000	14,124,000
High Point University: Series 2007, LOC: Branch Banking & Trust 0.020% 12/01/29 (09/03/15) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: Branch Banking & Trust 0.020% 05/01/30 (09/03/15) (a)(b)	3,360,000	3,360,000
Meredith College, Series 2008 B, LOC: Wells Fargo Bank N.A. 0.020% 06/01/38 (09/03/15) (a)(b)	2,970,000	2,970,000
NC Charlotte-Mecklenburg Hospital Authority
Series 2007 E, LOC: TD Bank N.A. 0.010% 01/15/44 (09/03/15) (a)(b)	7,600,000	7,600,000
Series 2007, LOC: Wells Fargo Bank N.A. 0.010% 01/15/45 (09/01/15) (a)(b)	7,485,000	7,485,000
NC Forsyth County
Series 2004 A, SPA: Wells Fargo Bank N.A. 0.020% 03/01/25 (09/03/15) (a)(b)	8,935,000	8,935,000
Series 2004 B, SPA: Wells Fargo Bank N.A. 0.020% 03/01/25 (09/03/15) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Mecklenburg County
Series 2013 A 0.438% 02/01/28 (09/03/15) (b)(d)	12,000,000	12,000,440
NC Medical Care Commission
Caromont Health Obligated Group, Series 2003 B LOC: Wells Fargo Bank N.A. 0.020% 08/15/34 (09/02/15) (a)(b)	15,860,000	15,860,000
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.020% 11/01/38 (09/03/15) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital, Series 1998 J, LOC: Branch Banking & Trust 0.040% 05/01/18 (09/03/15) (a)(b)	1,135,000	1,135,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.020% 06/01/37 (09/03/15) (a)(b)	9,110,000	9,110,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County, Series 2007, LOC: Branch Banking & Trust 0.020% 11/01/32 (09/03/15) (a)(b)	3,700,000	3,700,000
NC Wake County
Series 2003 C, SPA: Wells Fargo Bank N.A. 0.020% 04/01/19 (09/03/15) (a)(b)	14,700,000	14,700,000
North Carolina Total		134,509,440
North Dakota – 0.7%
ND Housing Finance Agency
Meadowlark Heights Apts Series 2015 0.400% 09/01/16	7,000,000	7,000,000

	Par ($)	Value ($)
ND RBC Municipal Products, Inc. Trust
Series 2015 LOC: Royal Bank of Canada 0.110% 01/04/21 (09/03/15) (a)(b)(c)	17,695,000	17,695,000
North Dakota Total		24,695,000
Ohio – 3.6%
OH Air Quality Development Authority
Aep Generation Resources, Series 2014 A LOC: Mizuho Bank Ltd. 0.020% 12/01/38 (09/03/15) (a)(b)	24,900,000	24,900,000
OH County of Franklin
Ohio Health Obligation Group, Series 2011 C 0.060% 11/15/33 (09/03/15) (b)(d)	7,350,000	7,350,000
OH Cuyahoga County
A.M. Mcgregor Home, Series 2014 LOC: Northern Trust Company 0.040% 05/01/49 (09/03/15) (a)(b)	19,745,000	19,745,000
OH Geauga County
Sisters of Notre Dame, Series 2001, LOC: PNC Bank N.A. 0.050% 08/01/16 (09/03/15) (a)(b)	800,000	800,000
OH Hamilton County
Elizabeth Gamble Deacones, Series 2002 A LOC: Northern Trust Company 0.030% 06/01/27 (09/03/15) (a)(b)	12,700,000	12,700,000
OH Middletown City
Atrium Medical Center Obligated Group, Series 2008 B LOC: PNC Bank N.A. 0.020% 11/15/39 (09/02/15) (a)(b)	19,450,000	19,450,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: PNC Bank N.A. 0.050% 06/01/27 (09/03/15) (a)(b)	6,135,000	6,135,000
OH Stark County Port Authority
Community Action Agency, Series 2001, LOC: JPMorgan Chase Bank 0.080% 12/01/22 (09/03/15) (a)(b)	2,500,000	2,500,000
OH State University
0.110% 10/06/15	16,400,000	16,400,000
Series 2014 B-1 0.010% 12/01/39 (09/02/15) (b)(d)	13,000,000	13,000,000
OH State
Series 2014 1.000% 12/15/15	8,650,000	8,667,612
OH Tender Option Bond Trust Receipts/Certificates
Series 2015 LIQ FAC: Toronto-Dominion Bank 0.030% 05/15/23 (09/03/15) (a)(b)(c)	2,000,000	2,000,000
Ohio Total		133,647,612
Oregon – 0.5%
OR State
Series 2008 SPA: Bank of Tokyo-Mitsubishi UFJ 0.010% 12/01/45 (09/02/15) (a)(b)	17,665,000	17,665,000
Oregon Total		17,665,000
Pennsylvania – 6.8%
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.020% 05/01/26 (09/03/15) (a)(b)	22,000,000	22,000,000

	Par ($)	Value ($)
PA Allegheny County
Series 2000 LOC: PNC Bank N.A. 0.020% 05/01/27 (09/03/15) (a)(b)	25,000,000	25,000,000
PA Bucks County Industrial Development Authority
Grand View Hospital, Series 2008 A, LOC: TD Bank N.A. 0.010% 07/01/34 (09/03/15) (a)(b)	6,270,000	6,270,000
PA Cumberland County Municipal Authority
Diakon Lutheran Social, Series 2014 LOC: M&T Bank 0.020% 01/01/39 (09/03/15) (a)(b)	4,920,000	4,920,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.010% 03/01/24 (09/02/15) (a)(b)	2,000,000	2,000,000
Series 1989 B-29, LOC: U.S. Bank N.A. 0.010% 03/01/24 (09/02/15) (a)(b)	7,300,000	7,300,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.010% 03/01/24 (09/02/15) (a)(b)	7,800,000	7,800,000
Series 1989 F-27, LOC: U.S. Bank N.A. 0.010% 03/01/24 (09/02/15) (a)(b)	2,300,000	2,300,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.010% 03/01/24 (09/02/15) (a)(b)	5,100,000	5,100,000
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.020% 03/01/30 (09/03/15) (a)(b)	4,060,000	4,060,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Higher Educational Facilities Authority
Drexel University, Series 2000 LOC: JPMorgan Chase Bank 0.010% 11/01/25 (09/03/15) (a)(b)	15,135,000	15,135,000
Mount Aloysius College, Series 2003 L3, LOC: PNC Bank N.A. 0.030% 05/01/28 (09/03/15) (a)(b)	4,600,000	4,600,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.020% 03/01/26 (09/03/15) (a)(b)	7,090,000	7,090,000
Series 2007 B2 LOC: TD Bank N.A. 0.010% 10/01/30 (09/03/15) (a)(b)	30,645,000	30,645,000
PA Philadelphia School District
Series 2009 C, LOC:TD Bank N.A. 0.010% 06/01/26 (09/03/15) (a)(b)	30,000,000	30,000,000
PA Public School Building Authority
Park School Project: Series 2009 A, LOC: PNC Bank N.A. 0.020% 08/01/30 (09/03/15) (a)(b)	9,725,000	9,725,000
Series 2009 B, LOC: PNC Bank N.A. 0.020% 05/15/20 (09/03/15) (a)(b)	8,510,000	8,510,000
PA RBC Municipal Products, Inc. Trust
Series 2015 E-53 LOC: Royal Bank of Canada LIQ FAC: Royal Bank of Canada 0.110% 12/01/18 (09/03/15) (a)(b)(c)	60,300,000	60,300,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.020% 11/01/29 (09/03/15) (a)(b)	3,225,000	3,225,000
Pennsylvania Total		255,980,000

	Par ($)	Value ($)
Rhode Island – 0.4%
RI Health & Educational Building Corp.
Brown University, Higher Education Facilities Series 2003 B LIQ FAC: Northern Trust Company 0.010% 09/01/43 (09/03/15) (a)(b)	14,105,000	14,105,000
Rhode Island Total		14,105,000
South Carolina – 0.4%
SC Charleston Educational Excellence Finance Corp.
Series 2005 Pre-refunded 02/01/15 Escrowed in U.S. Treasuries 5.250% 12/01/29	2,000,000	2,024,948
SC Spartanburg County School District No.2
South Carolina School District Credit Enhancement Program Series 2015 2.000% 04/01/16	10,000,000	10,097,779
SC Spartanburg County School District No.5
South Carolina School District Credit Enhancement Program Series 2015 2.000% 03/01/16	3,260,000	3,287,473
South Carolina Total		15,410,200
South Dakota – 0.5%
SD Health & Educational Facilities Authority
Series 2001 C, LOC: U.S. Bank N.A. 0.020% 11/01/19 (09/04/15) (a)(b)	7,885,000	7,885,000
SD Sioux Falls
Series 2007-1886, GTY AGMT: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.040% 11/15/33 (09/03/15) (a)(b)	12,350,000	12,350,000
South Dakota Total		20,235,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 0.5%
TN Blount County Public Building Authority
Series 2009 E-7-A, LOC: Branch Banking & Trust 0.020% 06/01/39 (09/02/15) (a)(b)	5,000,000	5,000,000
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.020% 06/01/37 (09/02/15) (a)(b)	365,000	365,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc., Series 1988 B, LOC: Wells Fargo Bank N.A. 0.220% 10/01/27 (09/02/15) (a)(b)	1,750,000	1,750,000
TN Tender Option Bond Trust Receipts/Certificates
Series 2013 LIQ FAC: State Street Bank & Trust Co., 0.020% 07/01/27 (09/03/15) (a)(b)(c)	7,500,000	7,500,000
Series 2014 LIQ FAC: JPMorgan Chase Bank 0.030% 05/11/20 (09/03/15) (a)(b)(c)	2,500,000	2,500,000
Tennessee Total		17,115,000
Texas – 9.1%
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Perrin Park Apartments, Series 1996, LOC: Northern Trust Company 0.040% 06/01/28 (09/03/15) (a)(b)	10,375,000	10,375,000
TX City of Houston
Series 2005 A 5.000% 03/01/16	1,010,000	1,010,000
TX Dallas Performing Arts Cultural Facilities Corp.
Dallas Center of Performing Arts Cultural Facilities Corp., Series 2008 LOC: JPMorgan Chase Bank 0.010% 09/01/41 (09/03/15) (a)(b)	18,320,000	18,320,000

	Par ($)	Value ($)
TX Gregg County Housing Finance Corp.
Bailey Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.020% 02/15/23 (09/03/15) (a)(b)	4,235,000	4,235,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.020% 02/15/23 (09/03/15) (a)(b)	2,180,000	2,180,000
TX Gulf Coast Industrial Development Authority
Exxon Mobil Corp., Series 2012, 0.010% 11/01/41 (09/01/15) (b)(d)	14,205,000	14,205,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures, Inc., ExxonMobil Project, Series 2012, GTY AGMT: Exxon Mobile Corp., 0.010% 05/01/46 (09/01/15) (a)(b)	37,110,000	37,110,000
TX Mesquite Independent School District
Series 2000, LIQ FAC: JPMorgan Chase Bank 0.100% 08/15/25 (11/19/15) (a)(b)	9,865,000	9,865,000
TX Midlothian Industrial Development Corp.
Holcim US, Inc., Series 2009 LOC: UBS AG 0.010% 08/01/34 (09/02/15) (a)(b)	6,700,000	6,700,000
TX North Tollway Authority
Series 2009 D LOC: Royal Bank of Canada 0.020% 01/01/49 (09/02/15) (a)(b)	33,000,000	33,000,000
TX Plano Independent School District
Texas Permanent School Fund: Series 2006 4.250% 02/15/16	1,185,000	1,206,189
Series 2015 2.000% 02/15/16	2,525,000	2,545,060

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
TX RIB Floater Trust
Series 2015 LOC: Barclays Bank PLC 0.170% 07/01/18 (09/03/15) (a)(b)(c)	9,500,000	9,500,000
TX Round Rock Independent School District
Series 2007, Guarantor: Texas Permanent School Fund LIQ FAC: Wells Fargo Bank N.A. 0.040% 08/01/32 (09/03/15) (a)(b)	10,795,000	10,795,000
TX State
Series 2011 B SPA: Landesbank Hessen-Thüringen 0.020% 12/01/41 (09/02/15) (a)(b)	6,865,000	6,865,000
Series 2011 C SPA: Landesbank Hessen-Thüringen 0.030% 06/01/42 (09/02/15) (a)(b)	32,115,000	32,115,000
Series 2013 B SPA: Bank of New York Mellon 0.010% 12/01/43 (09/02/15) (a)(b)	17,160,000	17,160,000
Series 2015 A SPA: Landesbank Hessen-Thüringen 0.030% 06/01/45 (09/02/15) (a)(b)	40,000,000	40,000,000
TX University of Texas
Financing System, Series 2008 B, LIQ FAC: University of Texas Investment Management Co. 0.010% 08/01/25 (09/03/15) (a)(b)	30,000,000	30,000,000
Series 2008 A 0.010% 07/01/38 (09/03/15) (b)(d)	42,390,000	42,390,000
Series 2008 B LIQ FAC: University of Texas Investment Management Co. 0.010% 08/01/39 (09/03/15) (a)(b)	10,900,000	10,900,000
Texas Total		340,476,249

	Par ($)	Value ($)
Utah – 1.2%
UT County of Utah
IHC Health Services, Inc., Series 2002 B SPA: U.S. Bank N.A. 0.010% 05/15/35 (09/03/15) (a)(b)	15,400,000	15,400,000
UT Davis County School District
Utah School Bond Guaranty Program Series 2015 A 2.000% 06/01/16	3,445,000	3,486,563
UT Eclipse Funding Trust
Series 2006 LOC: U.S. Bank N.A. 0.030% 04/28/16 (09/03/15) (a)(b)(c)	23,450,000	23,450,000
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.070% 04/01/42 (09/03/15) (a)(b)	3,125,000	3,125,000
UT Nebo School District
Utah School Bond Guaranty Program Series 2015 5.000% 07/01/16 (e)	1,025,000	1,064,749
Utah Total		46,526,312
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Norwich University, Series 2008, LOC: TD Bank N.A. 0.010% 09/01/38 (09/02/15) (a)(b)	3,000,000	3,000,000
Vermont Total		3,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
Virginia – 1.0%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, DPCE: FNMA, LIQ FAC: FNMA 0.040% 01/15/41 (09/03/15) (a)(b)	18,625,000	18,625,000
VA Fairfax County Industrial Development Authority
Inova Health System Foundation, Fairfax Hospital: Series 1988 C, LOC: Northern Trust Company 0.040% 10/01/25 (09/02/15) (a)(b)	2,500,000	2,500,000
Series 1988 D, LOC: Northern Trust Company 0.040% 10/01/25 (09/02/15) (a)(b)	2,800,000	2,800,000
VA Loudoun County Industrial Development Authority
Jack Kent Cooke Foundation, Series 2004, LOC: Northern Trust Company 0.050% 06/01/34 (09/02/15) (a)(b)	12,500,000	12,500,000
Virginia Total		36,425,000
Washington – 0.8%
WA Health Care Facilities Authority
Multicare Health Systems, Series 2007 D, LOC: Barclays Bank PLC 0.010% 08/15/41 (09/01/15) (a)(b)	7,280,000	7,280,000
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, Credit Support: FHLMC, LIQ FAC: FHLMC: 0.030% 12/01/41 (09/02/15) (a)(b)	3,200,000	3,200,000
Pioneer Human Services, Series 2009 D, LOC: U.S. Bank N.A. 0.040% 07/01/29 (09/02/15) (a)(b)	3,855,000	3,855,000

	Par ($)	Value ($)
Single Family Housing, Series 2009, DPCE: GNMA/FNMA/FHLMC, LIQ FAC: State Street Bank & Trust Co.: 0.020% 06/01/39 (09/03/15) (a)(b)	6,000,000	6,000,000
The Evergreen School, Series 2002, LOC: Wells Fargo Bank N.A. 0.120% 07/01/28 (09/03/15) (a)(b)	1,435,000	1,435,000
WA King County School District No 414 Lake Washington
Washington State School District Credit Enhancement Program Series 2015 2.000% 12/01/15	3,075,000	3,088,639
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.030% 05/01/19 (09/03/15) (a)(b)	1,300,000	1,300,000
WA Tender Option Bond Trust Receipts/Certificates
Energy Northwest WA Electric/Columbia Generating System Series 2015 LIQ FAC: JPMorgan Chase Bank 0.030% 01/01/23 (09/03/15) (a)(b)(c)	2,750,000	2,750,000
Washington Total		28,908,639
West Virginia – 0.5%
WV Economic Development Authority
Appalachian Power Co., Series 2009 B, LOC: Sumitomo Mitsui Banking 0.020% 12/01/42 (09/03/15) (a)(b)	17,900,000	17,900,000
West Virginia Total		17,900,000
Wisconsin – 1.2%
WI Health & Educational Facilities Authority
Bay Area Medical Center, Inc., Series 2008, LOC: BMO Harris N.A. 0.010% 02/01/38 (09/01/15) (a)(b)	1,400,000	1,400,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Public Finance Authority
Glenridge on Palmer Ranch, Series 2011 B, LOC: Bank of Scotland 0.030% 06/01/41 (09/01/15) (a)(b)	25,805,000	25,805,000
WI RIB Floater Trust
Series 2015 LOC: Barclays Bank PLC 0.150% 05/01/18 (09/03/15) (a)(b)(c)	18,940,000	18,940,000
Wisconsin Total		46,145,000
Wyoming – 1.5%
WY Lincoln Country Wyoming Pollution Control
Series 1991, LOC: Bank of Nova Scotia 0.020% 01/01/16 (09/02/15) (a)(b)	8,985,000	8,985,000
WY Uinta County
Exxon Mobil Corp., Series 1993, 0.010% 08/15/20 (09/01/15) (b)(d)	48,740,000	48,740,000
Wyoming Total		57,725,000
Total Municipal Bonds (cost of $3,653,774,598)		3,653,774,598
Closed-End Investment Companies – 1.2%
California – 0.3%
CA Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2010 4, LIQ FAC: Citibank N.A. 0.080% 12/01/40 (09/03/15) (a)(b)(c)	10,000,000	10,000,000
California Total		10,000,000
New York – 0.8%
NY Nuveen AMT-Free Municipal Income Fund, Inc.
Series 2013, LIQ FAC: Citibank N.A.: 0.080% 08/01/40 (09/03/15) (a)(b)(c)	15,000,000	15,000,000
0.080% 12/01/40 (09/03/15) (a)(b)(c)	15,000,000	15,000,000
New York Total		30,000,000

	Par ($)	Value ($)
Other – 0.1%
Nuveen AMT-Free Municipal Income Fund
Series 2013 2-1309, LIQ FAC: Citibank N.A. 0.100% 12/01/40 (09/03/15) (a)(b)(c)	3,250,000	3,250,000
Other Total		3,250,000
Total Closed-End Investment Companies (cost of $43,250,000)		43,250,000
Total Investments – 99.0% (cost of $3,697,024,598) (f)		3,697,024,598
Other Assets & Liabilities, Net – 1.0%		38,762,596
Net Assets – 100.0%		3,735,787,194

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities, which are not illiquid, amounted to $844,325,000 or 22.6% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2015.

(e)  Security purchased on a delayed delivery basis and, as such, payment for and delivery of the security has not yet taken place. Generally, no interest will accrue to the Fund until the security is delivered.

(f)  Cost for federal income tax purposes is $3,697,024,598.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,653,774,598	$—	$3,653,774,598
Total Closed-End Investment Companies	—	43,250,000	—	43,250,000
Total Investments	$—	$3,697,024,598	$—	$3,697,024,598

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2015

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	97.8
Closed-End Investment Companies	1.2
99.0
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AMT	Alternative Minimum Tax
DPCE	Direct Pay Credit Enhancement
DRIVERs	Derivative Inverse Tax-Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PUTTERs	Puttable Tax Exempt Receipts
RIB	Residual Interest Bond
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	3,697,024,598
	Cash	38,930,016
	Receivable for:
	Fund shares sold	75
	Interest	2,339,646
	Expense reimbursement due from investment advisor	11,228
	Trustees' deferred compensation plan	8,699
	Prepaid expenses	30,427
	Total Assets	3,738,344,689
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	1,064,750
	Investments purchased	1,120,223
	Fund shares repurchased	6,293
	Investment advisory fee	91,975
	Administration fee	116,774
	Pricing and bookkeeping fees	17,166
	Transfer agent fee	3,671
	Trustees' fees	4,528
	Audit fee	60,627
	Custody fee	6,867
	Chief Compliance Officer expenses	2,208
	Trustees' deferred compensation plan	8,699
	Other liabilities	53,714
	Total Liabilities	2,557,495
	Net Assets	3,735,787,194
Net Assets Consist of	Paid-in capital	3,735,674,968
	Accumulated net realized gain	112,226
	Net Assets	3,735,787,194

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2015

Adviser Class Shares	Net assets	$2,278,344
	Shares outstanding	2,278,212
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$948,693,913
	Shares outstanding	948,660,817
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$8,038,756
	Shares outstanding	8,038,495
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$99,160
	Shares outstanding	99,157
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$22,901,249
	Shares outstanding	22,900,465
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,224,801
	Shares outstanding	7,224,554
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$10,001
	Shares outstanding	10,000
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,746,540,970
	Shares outstanding	2,746,448,327
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	3,121,559
Expenses	Investment advisory fee	5,700,185
	Administration fee	3,660,124
	Distribution fee:
	Daily Class Shares	19,902
	Investor Class Shares	6,261
	Service fee:
	Adviser Class Shares	16,376
	Daily Class Shares	14,216
	Investor Class Shares	15,653
	Liquidity Class Shares	25
	Shareholder administration fee:
	Institutional Class Shares	9,169
	Trust Class Shares	2,776,648
	Transfer agent fee	69,568
	Pricing and bookkeeping fees	167,473
	Trustees' fees	52,874
	Custody fee	48,225
	Chief Compliance Officer expenses	13,334
	Other expenses	453,523
	Total Expenses	13,023,556
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,044,547)
	Fees waived by distributor:
	Adviser Class Shares	(16,354)
	Daily Class Shares	(34,110)
	Institutional Class Shares	(9,119)
	Investor Class Shares	(21,869)
	Liquidity Class Shares	(23)
	Trust Class Shares	(2,775,975)
	Net Expenses	3,121,559
	Net Investment Income	—
	Net realized gain on investments	112,252
	Net Increase Resulting from Operations	112,252

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net realized gain on investments	112,252	171,115
	Net increase resulting from operations	112,252	171,115
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(5)	(41)
	Capital Class Shares	(651)	(8,499)
	Daily Class Shares	(3)	(32)
	Institutional Capital Shares	— (a)	— (a)
	Institutional Class Shares	(14)	(173)
	Investor Class Shares	(2)	(31)
	Liquidity Class Shares	— (a)	— (a)
	Trust Class Shares	(1,735)	(20,932)
	From net realized gains:
	Adviser Class Shares	(46)	—
	Capital Class Shares	(6,640)	—
	Daily Class Shares	(31)	—
	Institutional Capital Shares	(1)	—
	Institutional Class Shares	(143)	—
	Investor Class Shares	(25)	—
	Liquidity Class Shares	— (a)	—
	Trust Class Shares	(17,693)	—
	Total distributions to shareholders	(26,989)	(29,708)
	Net Capital Stock Transactions	(345,777,771)	2,481,242
	Total increase (decrease) in net assets	(345,692,508)	2,622,649
Net Assets	Beginning of period	4,081,479,702	4,078,857,053
	End of period	3,735,787,194	4,081,479,702
	Undistributed net investment income at end of period	—	2,394

(a)  Rounds to less than $1.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	26,198,245	26,198,245	40,264,804	40,264,804
Distributions reinvested	3	3	11	11
Redemptions	(29,503,679)	(29,503,679)	(41,352,049)	(41,352,049)
Net decrease	(3,305,431)	(3,305,431)	(1,087,234)	(1,087,234)
Capital Class Shares
Subscriptions	1,216,956,860	1,216,956,860	1,435,883,783	1,435,883,783
Distributions reinvested	521	521	565	565
Redemptions	(1,489,482,034)	(1,489,482,034)	(1,531,939,028)	(1,531,939,028)
Net decrease	(272,524,653)	(272,524,653)	(96,054,680)	(96,054,680)
Daily Class Shares
Subscriptions	21,172,793	21,172,793	14,730,689	14,730,689
Redemptions	(18,070,982)	(18,070,982)	(13,744,334)	(13,744,334)
Net increase	3,101,811	3,101,811	986,355	986,355
Institutional Capital Shares
Subscriptions	—	—	250,000	250,000
Redemptions	(3,187)	(3,187)	(194,565)	(194,565)
Net increase (decrease)	(3,187)	(3,187)	55,435	55,435
Institutional Class Shares
Subscriptions	2,000,025	2,000,025	22,857	22,857
Distributions reinvested	132	132	146	146
Redemptions	(2,023,287)	(2,023,287)	(1,579,541)	(1,579,541)
Net decrease	(23,130)	(23,130)	(1,556,538)	(1,556,538)
Investor Class Shares
Subscriptions	37,220,530	37,220,530	20,833,631	20,833,631
Distributions reinvested	9	9	12	12
Redemptions	(35,570,897)	(35,570,897)	(21,892,338)	(21,892,338)
Net increase (decrease)	1,649,642	1,649,642	(1,058,695)	(1,058,695)
Liquidity Class Shares
Subscriptions	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	—	—	—	—
Trust Class Shares
Subscriptions	2,645,287,033	2,645,287,033	2,877,937,612	2,877,937,612
Distributions reinvested	10	10	30	30
Redemptions	(2,719,959,866)	(2,719,959,866)	(2,776,741,043)	(2,776,741,043)
Net increase (decrease)	(74,672,823)	(74,672,823)	101,196,599	101,196,599

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—		—		—	(a)	—	(a)
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.52%		0.52%		0.51%		0.51%		0.52%
Net expenses	0.08%		0.11%		0.16	%(e)	0.21	%(e)	0.31	%(e)
Waiver/Reimbursement	0.44%		0.41%		0.35%		0.30%		0.21%
Net investment income	—		—		—	%(d)(e)	—	(e)	—	%(d)(e)
Net assets, end of period (000s)	$2,278		$5,584		$6,671		$5,638		$11,797

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—	(b)	0.001
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	0.001
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	(0.001)
From net realized gains	—	(b)	—		—		—	(b)	—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.00	%(e)	0.01%		0.04%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.27%		0.27%		0.27%		0.27%		0.27%
Net expenses	0.08%		0.11%		0.16	%(f)	0.19	%(f)	0.20	%(f)
Waiver/Reimbursement	0.19%		0.16%		0.11%		0.08%		0.07%
Net investment income	—		—		0.01	%(f)	0.02	%(f)	0.10	%(f)
Net assets, end of period (000s)	$948,694		$1,221,197		$1,317,210		$1,104,177		$1,205,520

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Retail A shares were converted into Capital Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—		—		—	(a)	—	(a)
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.87%		0.87%		0.87%		0.87%		0.87%
Net expenses	0.08%		0.11%		0.18	%(e)	0.21	%(e)	0.30	%(e)
Waiver/Reimbursement	0.79%		0.76%		0.69%		0.66%		0.57%
Net investment income	—		—		—	%(d)(e)	—	%(d)(e)	—	%(d)(e)
Net assets, end of period (000s)	$8,039		$4,937		$3,950		$7,429		$6,093

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—	(b)	0.001
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	0.001
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	(0.001)
From net realized gains	—	(b)	—		—		—	(b)	—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.00	%(e)	0.02%		0.04%		0.10%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.27%		0.27%		0.27%		0.27%		0.27%
Net expenses	0.08%		0.11%		0.20	%(f)(g)	0.19	%(g)	0.20	%(g)
Waiver/Reimbursement	0.19%		0.16%		0.07%		0.08%		0.07%
Net investment income	—		—		0.01	%(g)	0.02	%(g)	0.10	%(g)
Net assets, end of period (000s)	$99		$102		$47		$360,031		$328,612
Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, G-Trust shares were renamed Institutional Capital shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—	(a)	0.001
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	0.001
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	(0.001)
From net realized gains	—	(a)	—		—		—	(a)	—	(a)
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.03%		0.06%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.31%		0.31%		0.30%		0.31%		0.31%
Net expenses	0.08%		0.11%		0.17	%(e)	0.21	%(e)	0.23	%(e)
Waiver/Reimbursement	0.23%		0.20%		0.13%		0.10%		0.08%
Net investment income	—		—		—	%(d)(e)	—	%(d)(e)	0.07	%(e)
Net assets, end of period (000s)	$22,901		$22,924		$24,480		$61,654		$88,637

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012 (a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(b)	—		—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—		—		—	(b)	—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.62%		0.62%		0.62%		0.62%		0.62%
Net expenses	0.09%		0.11%		0.17	%(f)	0.21	%(f)	0.27	%(f)
Waiver/Reimbursement	0.53%		0.51%		0.45%		0.41%		0.35%
Net investment income	—		—		—	%(e)(f)	—	(f)	—	%(e)(f)
Net assets, end of period (000s)	$7,225		$5,575		$6,633		$4,261		$2,534

Past performance is no guarantee of future results.

(a)  On October 1, 2011, Class A shares were converted to Investor Class shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—		—		—	(a)	—	(a)
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.52%		0.50%		0.52%		0.51%		0.52%
Net expenses	0.08%		0.11%		0.20	%(e)	0.21	%(e)	0.31	%(e)
Waiver/Reimbursement	0.44%		0.39%		0.32%		0.30%		0.21%
Net investment income	—		—		—	%(d)(e)	—	(e)	—	%(d)(e)
Net assets, end of period (000s)	$10		$10		$10		$218		$218

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		—	(a)	—		—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—		—		—	(a)	—	(a)
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.02%		0.02%
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.37%		0.37%		0.37%		0.37%		0.37%
Net expenses	0.08%		0.11%		0.17	%(e)	0.21	%(e)	0.28	%(e)
Waiver/Reimbursement	0.29%		0.26%		0.20%		0.16%		0.09%
Net investment income	—		—		—	%(d)(e)	—	(e)	0.02	%(e)
Net assets, end of period (000s)	$2,746,541		$2,821,151		$2,719,857		$2,834,101		$3,058,369

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2015

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, G-Trust Class shares were renamed Institutional Capital shares. On October 1, 2011, Class A shares were converted into Investor Class shares and Retail A shares were converted into Capital Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the

BofA Tax-Exempt Reserves, August 31, 2015

1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

For the year ended August 31, 2015, permanent book and tax basis differences resulting primarily from distribution

BofA Tax-Exempt Reserves, August 31, 2015

re-designations were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
$16	$(16)	$—

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Tax-Exempt Income	$—	$29,674
Ordinary Income*	$2,410	$34
Long-Term Capital Gains	$24,579	$—

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$55,515	$56,711

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as

BofA Tax-Exempt Reserves, August 31, 2015

described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

BofA Tax-Exempt Reserves, August 31, 2015

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$2,560,403	$2,730,589	$3,197,030	$8,488,022	$—

BofA Tax-Exempt Reserves, August 31, 2015

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

BofA Tax-Exempt Reserves, August 31, 2015

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 8. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2015, $56,721, or if subsequently determined to be different, the net capital gain of such year.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

Fund Governance (continued)

Officers

Name, Address, and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Tax-Exempt Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TER-1015

BofA Funds

Annual Report

August 31, 2015

•  BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1
Investment Portfolio	2
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	27
Federal Income Tax Information	28
Fund Governance	29
Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

A year ago the consensus within the financial community was that the interest rate environment would soon be more hospitable to money market fund investors as a strengthening U.S. economy finally moved the Federal Reserve ("the Fed") to raise short-term interest rates. That rate hike has yet to materialize, so for liquidity investors, the most important news out of Washington has come not from the Fed, but from the U.S. Securities and Exchange Commission ("SEC"), which adopted sweeping changes to the regulations governing U.S. money market funds.

To take effect in October 2016, the amendments to Rule 2a-7 under the Investment Company Act of 1940 include two important reforms that are prompting investors to reevaluate their liquidity investment strategies:

•  Institutional prime and institutional municipal money market funds must "float" their net asset values ("NAVs"), which means the value of the funds' shares would be based on the market value of their underlying securities. Only government funds and funds serving retail investors—defined as "natural persons"—would retain their stable, $1-per-share NAVs.

•  The boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption or to suspend or "gate" redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets.

These changes are part of a multi-year effort on the part of the SEC to make money market funds more resilient during market crises, when heavy redemption activity can exert strong downward pressure on funds' NAVs.

After extensive analysis, we have concluded that the impact of the rule changes will be less significant than many investors first believed. With regard to floating NAV funds, for example, fund managers still will go to great lengths to maintain the $1-per-share NAV after the floating NAV rule takes effect. If there is any movement around the $1 mark, that variation likely would be very limited under normal market conditions because of the preponderance of short-term, high-quality securities in money market funds. As for liquidity fees and redemption gates, these measures would be a last resort for fund managers because of the reputational damage money market fund companies would incur were they to impose these measures.

Recognizing the importance of money market fund reform to our shareholders, BofA Global Capital Management has launched a series of whitepapers analyzing the potential impact of the rule changes on clients' liquidity-management programs. These papers are available at www.bofacapital.com. Our preparations for the implementation of the reforms are proceeding, and we anticipate no problems meeting the October 2016 compliance deadline.

Shifting back to the macroeconomic environment, the Fed held the benchmark federal funds rate steady in September, but we believe the drop in the U.S. unemployment rate and steady economic growth should allow the central bank to begin increasing the federal funds rate from the current 0% to .25% rate—in the near future. This, in our view, will mark the beginning of a gradual increase in rates that over time should translate into potentially more attractive yields for money market fund investors. We are positioning the BofA Funds to capture the potential benefits of a rising-rate environment.

Given the complexity of modern financial markets and the ever-present threat of unforeseen investment challenges, the managers of the BofA Funds will continue to employ a conservative investment process designed to achieve your most important goals: principal protection, a high degree of liquidity and competitive risk-adjusted yields. We believe our conservative investment posture; our focus on the management of liquidity investments; and the resources available to us as part of one of the world's largest financial institutions position BofA Global Capital Management to help you reach your liquidity objectives.

On behalf of everyone at BofA Global Capital Management, I thank you for the opportunity to have served you over the past year. We appreciate your business, and we look forward to working with you in the months and years ahead.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management

ARQ5HMRY

Understanding Your Expenses – BofA Treasury Reserves

As a Fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) and service fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the Fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904. (Institutional Investors, please call 800.353.0828.)

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

The Fund may automatically sell your shares if the value of your account (treating each account of a BofA Fund you own separately from any other account of another BofA Fund you may own) falls below $1,000. Please refer to the Fund's prospectus for additional details.

3/1/15 – 8/31/15 (Unaudited)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Institutional Capital Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Investor Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Investor II Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,024.85	0.35	0.36	0.07

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the Fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2015

Government & Agency Obligations – 6.0%
	Par ($)	Value ($)
U.S. Government Obligations – 6.0%
U.S. Treasury Floating Rate Note
0.140% 01/31/16 (09/01/15) (a)(b)	14,040,000	14,038,687
0.148% 10/31/16 / (09/01/15) (a)(b)	59,455,000	59,434,707
0.164% 04/30/16 (09/01/15) (a)(b)	132,500,000	132,502,393
0.165% 07/31/16 (09/01/15) (a)(b)	84,321,000	84,320,589
0.172% 07/31/17 (09/01/15) (a)(b)	94,075,000	94,069,972
U.S. Treasury Note
0.250% 02/29/16	200,000,000	200,017,271
2.125% 02/29/16	19,215,000	19,394,594
U.S. Government Obligations Total		603,778,213
Total Government & Agency Obligations (cost of $603,778,213)		603,778,213

Repurchase Agreements – 94.0%

Joint Repurchase Agreement
Treasury Account, dated 08/31/15, due 09/01/15 (repurchase proceeds $2,694,337,210) (c)	2,694,328,000	2,694,328,000
Repurchase agreement with
Bank of Montreal, dated 06/10/15, due 09/09/15 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 11/15/42, market value $255,053,011 (repurchase proceeds $250,056,875) (d)	250,000,000	250,000,000
Repurchase agreement with
Bank of Montreal, dated 08/31/15, due 09/01/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 10/31/20, market value $285,600,805 (repurchase proceeds $280,000,778)	280,000,000	280,000,000

	Par ($)	Value ($)
Repurchase agreement with
Bank of Nova Scotia, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 02/15/44, market value $80,580,335 (repurchase proceeds $79,000,285)	79,000,000	79,000,000
Repurchase agreement with
BNP Paribas Securities Corp., dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 11/20/64, market value $285,611,131 (repurchase proceeds $280,001,011)	280,000,000	280,000,000
Repurchase agreement with
Citibank N.A., dated 08/31/15, due 09/01/15 at 0.120%, collateralized by U.S. Treasury obligations and U.S. Government Agency obligations with various maturities to 02/20/61, market value $81,600,273 (repurchase proceeds $80,000,267)	80,000,000	80,000,000
Repurchase agreement with
Credit Agricole CIB US, dated 08/27/15, due 09/03/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 05/15/45, market value $510,007,157 (repurchase proceeds $500,009,722)	500,000,000	500,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
Credit Suisse Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 05/15/22, market value $489,600,214 (repurchase proceeds $480,001,733)	480,000,000	480,000,000
Repurchase agreement with
Goldman Sachs & Co., dated 08/19/15, due 09/18/15 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 08/15/41, market value $510,014,740 (repurchase proceeds $500,033,333) (d)	500,000,000	500,000,000
Repurchase agreement with
Goldman Sachs & Co., dated 08/31/15, due 09/01/15 at 0.020%, collateralized by U.S. Treasury obligations with various maturities to 02/15/39, market value $81,600,102 (repurchase proceeds $80,000,044)	80,000,000	80,000,000
Repurchase agreement with
HSBC Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 07/31/22, market value $357,000,669 (repurchase proceeds $350,001,069)	350,000,000	350,000,000
Repurchase agreement with
J.P. Morgan Securities, Inc., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 02/29/20, market value $233,581,869 (repurchase proceeds $229,000,700)	229,000,000	229,000,000

	Par ($)	Value ($)
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 05/15/45, market value $692,582,191 (repurchase proceeds $679,002,075)	679,000,000	679,000,000
Repurchase agreement with
Mitsubishi UFJ Securities USA, Inc., dated 08/31/15, due 09/01/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 07/20/65, market value $928,203,094 (repurchase proceeds $910,003,033)	910,000,000	910,000,000
Repurchase agreement with
Societe Generale NY, dated 08/27/15, due 09/03/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/45, market value $255,003,604 (repurchase proceeds $250,004,861)	250,000,000	250,000,000
Repurchase agreement with
Societe Generale NY, dated 08/28/15, due 09/04/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 05/15/44, market value $204,002,315 (repurchase proceeds $200,003,889)	200,000,000	200,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
Societe Generale NY, dated 08/31/15, due 09/01/15 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 08/15/45, market value $765,002,777 (repurchase proceeds $750,002,708)	750,000,000	750,000,000
Repurchase agreement with
Societe Generale NY, dated 08/31/15, due 09/01/15 at 0.140%, collateralized by a U.S. Treasury obligation and U.S. Government Agency obligations with various maturities to 04/20/45, market value $204,000,851 (repurchase proceeds $200,000,778)	200,000,000	200,000,000
Repurchase agreement with
TD Securities USA LLC, dated 08/31/15, due 09/01/15 at 0.110%, collateralized by U.S. Treasury obligations with various maturities to 11/15/44, market value $259,080,867 (repurchase proceeds $254,000,776)	254,000,000	254,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 06/08/15, due 09/08/15 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/43, market value $24,730,645 (repurchase proceeds $24,246,195)	24,240,000	24,240,000

	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 06/11/15, due 09/09/15 at 0.100%, collateralized by a U.S. Treasury obligation maturing 08/15/43, market value $60,193,728 (repurchase proceeds $59,014,750)	59,000,000	59,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 07/06/15, due 09/04/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/45, market value $102,019,380 (repurchase proceeds $100,020,000)	100,000,000	100,000,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 07/27/15, due 09/15/15 at 0.110%, collateralized by a U.S. Treasury obligation maturing 12/31/16, market value $100,481,059 (repurchase proceeds $98,515,049)	98,500,000	98,500,000
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/05/15, due 09/14/15 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/45, market value $88,747,987 (repurchase proceeds $87,011,600)	87,000,000	87,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

August 31, 2015

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with
Wells Fargo Securities, LLC, dated 08/19/15, due 09/18/15 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/45, market value $40,801,916 (repurchase proceeds $40,004,333)	40,000,000	40,000,000
Total Repurchase Agreements (cost of $9,454,068,000)		9,454,068,000
Total Investments – 100.0% (cost of $10,057,846,213) (e)		10,057,846,213
Other Assets & Liabilities, Net – 0.0%		(1,103,853)
Net Assets – 100.0%		10,056,742,360

Notes to Investment Portfolio:

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2015.

(b)  Parenthetical date represents the effective maturity date for the security which may represent the demand date for puttable or callable securities or the prerefunded date for certain securities where applicable.

(c)  See the tables following the Notes to the Investment Portfolio for additional information on the Joint Repurchase Agreement Treasury Account.

(d)  This security is subject to a demand feature.

(e)  Cost for federal income tax purposes is $10,057,846,213.

The following table summarizes the inputs used, as of August 31, 2015, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$603,778,213	$—	$603,778,213
Total Repurchase Agreements	—	9,454,068,000	—	9,454,068,000
Total Investments	$—	$10,057,846,213	$—	$10,057,846,213

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2015, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2015, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	6.0
Repurchase Agreements	94.0
100.0
Other Assets & Liabilities, Net	0.0
100.0

Joint Repurchase Agreement Treasury Account—At August 31, 2015, certain BofA Funds had undivided interests in the Joint Repurchase Agreement Treasury Account ($3,204,000,000 total principal amount) with a maturity date of September 1, 2015 as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
BofA Cash Reserves	$183,009,000	$183,009,626	$186,669,820
BofA Money Market Reserves	320,154,000	320,155,094	326,558,200
BofA Treasury Reserves	2,694,328,000	2,694,337,210	2,748,223,987
BofA Government Plus Reserves	6,509,000	6,509,022	6,639,203
Total	$3,204,000,000	$3,204,010,952	$3,268,091,210

The principal amounts of each Fund's interest in the Joint Repurchase Agreement Treasury Account were as follows:

Counterparty	Interest Rate	BofA Cash Reserves	BofA Money Market Reserves	BofA Treasury Reserves	BofA Government Plus Reserves	Total
BNP Paribas Securities Corp.	0.12%	$57,118,914	$99,923,221	$840,926,342	$2,031,523	$1,000,000,000
Credit Agricole CIB/US	0.12	69,970,669	122,405,946	1,030,134,769	2,488,616	1,225,000,000
Wells Fargo Securities, LLC	0.13	55,919,417	97,824,833	823,266,889	1,988,861	979,000,000
Total		$183,009,000	$320,154,000	$2,694,328,000	$6,509,000	$3,204,000,000

At August 31, 2015, the Joint Repurchase Agreement Treasury Account was fully collateralized by U.S. Treasury obligations with various maturities to 08/15/2045, market value $3,268,091,210.

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2015

		($)
Assets	Investments, at amortized cost approximating value	603,778,213
	Repurchase agreements, at amortized cost approximating value	9,454,068,000
	Total investments, at value	10,057,846,213
	Cash	856
	Receivable for:
	Fund shares sold	100
	Interest	216,480
	Trustees' deferred compensation plan	17,919
	Prepaid expenses	81,266
	Total Assets	10,058,162,834
Liabilities	Expense reimbursement due to investment advisor	70,513
	Payable for:
	Distributions	56,213
	Investment advisory fee	488,610
	Administration fee	617,113
	Pricing and bookkeeping fees	13,758
	Transfer agent fee	5,571
	Trustees' fees	8,773
	Custody fee	25,916
	Chief Compliance Officer expenses	4,072
	Trustees' deferred compensation plan	17,919
	Other liabilities	112,016
	Total Liabilities	1,420,474
	Net Assets	10,056,742,360
Net Assets Consist of	Paid-in capital	10,056,782,117
	Overdistributed net investment income	(44,963)
	Accumulated net realized gain	5,206
	Net Assets	10,056,742,360

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2015

Adviser Class Shares	Net assets	$2,819,126,878
	Shares outstanding	2,819,120,027
	Net asset value per share	$1.00
Capital Class Shares	Net assets	$5,528,483,903
	Shares outstanding	5,528,442,774
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$195,366,697
	Shares outstanding	195,366,268
	Net asset value per share	$1.00
Institutional Capital Shares	Net assets	$193,658,560
	Shares outstanding	193,658,384
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$615,188,659
	Shares outstanding	615,187,583
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,090,889
	Shares outstanding	5,090,880
	Net asset value per share	$1.00
Investor II Class Shares	Net assets	$91,371,050
	Shares outstanding	91,370,809
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$25,862,463
	Shares outstanding	25,862,403
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$582,593,261
	Shares outstanding	582,592,353
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2015

		($)
Investment Income	Interest	8,149,287
Expenses	Investment advisory fee	16,373,379
	Administration fee	10,775,586
	Distribution fee:
	Daily Class Shares	2,016,827
	Investor Class Shares	5,207
	Investor II Class Shares	76,772
	Service fee:
	Adviser Class Shares	8,387,362
	Daily Class Shares	1,440,591
	Investor Class Shares	13,018
	Investor II Class Shares	191,929
	Liquidity Class Shares	102,036
	Shareholder administration fee:
	Institutional Class Shares	155,792
	Investor II Class Shares	76,772
	Trust Class Shares	541,881
	Transfer agent fee	152,074
	Pricing and bookkeeping fees	153,099
	Trustees' fees	95,445
	Custody fee	195,574
	Chief Compliance Officer expenses	24,453
	Other expenses	719,525
	Total Expenses	41,497,322
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(21,444,782)
	Fees waived by distributor:
	Adviser Class Shares	(8,378,196)
	Daily Class Shares	(3,456,903)
	Institutional Class Shares	(153,938)
	Investor Class Shares	(18,226)
	Investor II Class Shares	(345,127)
	Liquidity Class Shares	(101,971)
	Trust Class Shares	(540,990)
	Net Expenses	7,057,189
	Net Investment Income	1,092,098
	Net realized gain on investments	5,289
	Net Increase Resulting from Operations	1,097,387

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2015 ($)	2014 ($)
Operations	Net investment income	1,092,098	859,840
	Net realized gain on investments	5,289	42,374
	Net increase resulting from operations	1,097,387	902,214
Distributions to Shareholders	From net investment income:
	Adviser Class Shares	(335,493)	(226,978)
	Capital Class Shares	(579,347)	(514,372)
	Daily Class Shares	(57,623)	(17,207)
	Institutional Capital Shares	(13,675)	(1,645)
	Institutional Class Shares	(38,948)	(36,441)
	Investor Class Shares	(521)	(651)
	Investor II Class Shares	(7,677)	(9,012)
	Liquidity Class Shares	(4,081)	(6,293)
	Trust Class Shares	(54,188)	(54,045)
	From net realized gains:
	Adviser Class Shares	(14,871)	(2,229)
	Capital Class Shares	(13,819)	(4,264)
	Daily Class Shares	(2,331)	(98)
	Institutional Capital Shares	(78)	(5)
	Institutional Class Shares	(971)	(320)
	Investor Class Shares	(19)	(5)
	Investor II Class Shares	(242)	(105)
	Liquidity Class Shares	(220)	(73)
	Trust Class Shares	(2,164)	(569)
	Total distributions to shareholders	(1,126,268)	(874,312)
	Net Capital Stock Transactions	(1,532,714,521)	2,003,723,694
	Total increase (decrease) in net assets	(1,532,743,402)	2,003,751,596
Net Assets	Beginning of period	11,589,485,762	9,585,734,166
	End of period	10,056,742,360	11,589,485,762
	Overdistributed net investment income at end of period	(44,963)	(45,508)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2015		2014
	Shares	Dollars ($)	Shares	Dollars ($)
Adviser Class Shares
Subscriptions	20,611,561,052	20,611,561,052	15,744,594,758	15,744,594,758
Distributions reinvested	4,963	4,963	6,506	6,506
Redemptions	(21,240,263,838)	(21,240,263,838)	(14,341,734,314)	(14,341,734,314)
Net increase (decrease)	(628,697,823)	(628,697,823)	1,402,866,950	1,402,866,950
Capital Class Shares
Subscriptions	56,415,069,558	56,415,069,558	30,817,042,917	30,817,042,917
Distributions reinvested	391,748	391,748	336,310	336,310
Redemptions	(56,814,821,116)	(56,814,821,116)	(31,327,255,707)	(31,327,255,707)
Net decrease	(399,359,810)	(399,359,810)	(509,876,480)	(509,876,480)
Daily Class Shares
Subscriptions	192,093,979	192,093,979	1,051,532,429	1,051,532,429
Distributions reinvested	2	2	127	127
Redemptions	(1,098,411,218)	(1,098,411,218)	(80,092,350)	(80,092,350)
Net increase (decrease)	(906,317,237)	(906,317,237)	971,440,206	971,440,206
Institutional Capital Shares
Subscriptions	963,989,709	963,989,709	165,410,171	165,410,171
Distributions reinvested	1	1	7	7
Redemptions	(848,073,605)	(848,073,605)	(91,815,612)	(91,815,612)
Net increase	115,916,105	115,916,105	73,594,566	73,594,566
Institutional Class Shares
Subscriptions	1,587,744,230	1,587,744,230	813,570,077	813,570,077
Distributions reinvested	35,415	35,415	32,364	32,364
Redemptions	(1,361,021,046)	(1,361,021,046)	(766,231,723)	(766,231,723)
Net increase	226,758,599	226,758,599	47,370,718	47,370,718
Investor Class Shares
Subscriptions	6,190,782	6,190,782	7,547,193	7,547,193
Distributions reinvested	149	149	135	135
Redemptions	(6,463,213)	(6,463,213)	(7,765,039)	(7,765,039)
Net decrease	(272,282)	(272,282)	(217,711)	(217,711)
Investor II Class Shares
Subscriptions	121,488,800	121,488,800	229,908,300	229,908,300
Distributions reinvested	58	58	78	78
Redemptions	(118,894,612)	(118,894,612)	(238,363,859)	(238,363,859)
Net increase (decrease)	2,594,246	2,594,246	(8,455,481)	(8,455,481)
Liquidity Class Shares
Subscriptions	12,578,891	12,578,891	22,853,394	22,853,394
Distributions reinvested	4,255	4,255	6,366	6,366
Redemptions	(55,601,613)	(55,601,613)	(16,167,533)	(16,167,533)
Net increase (decrease)	(43,018,467)	(43,018,467)	6,692,227	6,692,227
Trust Class Shares
Subscriptions	1,374,032,180	1,374,032,180	833,075,172	833,075,172
Redemptions	(1,274,350,032)	(1,274,350,032)	(812,766,473)	(812,766,473)
Net increase	99,682,148	99,682,148	20,308,699	20,308,699

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.51%		0.51%		0.51%		0.51%
Net expenses	0.06	%(e)	0.06%		0.12	%(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.45%		0.45%		0.39%		0.40%		0.35%
Net investment income	0.01%		0.01%		0.01	%(f)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$2,819,127		$3,447,841		$2,044,961		$1,912,565		$2,933,795

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.01	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%		0.26%		0.26%		0.26%		0.26%
Net expenses	0.07%		0.06%		0.12	%(e)	0.11	%(e)	0.14	%(e)
Waiver/Reimbursement	0.19%		0.20%		0.14%		0.15%		0.12%
Net investment income	0.01%		0.01%		0.01	%(e)	—	%(e)(f)	0.01	%(e)
Net assets, end of period (000s)	$5,528,484		$5,927,844		$6,437,715		$5,462,494		$4,455,824

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.86%		0.86%		0.86%		0.86%		0.86%
Net expenses	0.06	%(e)	0.06%		0.12	%(f)	0.11	%(f)	0.17	%(f)
Waiver/Reimbursement	0.80%		0.80%		0.74%		0.75%		0.69%
Net investment income	0.01%		0.01%		0.01	%(f)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$195,367		$1,101,691		$130,244		$84,605		$143,382

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Capital Shares	2015		2014		2013		2012(a)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)
From net realized gains	—	(b)	—	(b)	—		—	(b)
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01%		0.01%		0.01%		0.00	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.26%		0.26%		0.27%		0.27	%(g)
Net expenses	0.07%		0.06%		0.13	%(h)(i)	0.14	%(g)(i)
Waiver/Reimbursement	0.19%		0.20%		0.14%		0.13	%(g)
Net investment income	0.01%		0.01%		0.01	%(i)	0.01	%(g)(i)
Net assets, end of period (000s)	$193,659		$77,743		$4,148		$412

Past performance is no guarantee of future results.

(a)  Institutional Capital shares commenced operations on October 3, 2011. Per share data and total return reflect activity from that date.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Rounds to less than 0.01%.

(f)  Not annualized.

(g)  Annualized.

(h)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.30%		0.30%		0.30%		0.30%		0.30%
Net expenses	0.07%		0.06%		0.12	%(e)	0.11	%(e)	0.16	%(e)
Waiver/Reimbursement	0.23%		0.24%		0.18%		0.19%		0.14%
Net investment income	0.01%		0.01%		0.01	%(e)	—	%(e)(f)	—	%(e)(f)
Net assets, end of period (000s)	$615,189		$388,432		$341,060		$266,788		$333,703

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.61%		0.61%		0.61%		0.61%		0.61%
Net expenses	0.06	%(e)	0.06%		0.12	%(f)	0.11	%(f)	0.17	%(f)
Waiver/Reimbursement	0.55%		0.55%		0.49%		0.50%		0.44%
Net investment income	0.01%		0.01%		0.01	%(f)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$5,091		$5,363		$5,581		$5,580		$7,743
Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor II Class Shares	2015		2014		2013		2012(a)		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gain (loss) on investments	—	(b)	—	(b)	—	(b)	—		—
Total from investment operations	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Less Distributions to Shareholders:
From net investment income	—	(b)	—	(b)	—	(b)	—	(b)	—
From net realized gains	—	(b)	—	(b)	—		—	(b)	—
Total distributions to shareholders	—	(b)	—	(b)	—	(b)	—	(b)	—
Increase from Contribution from Advisor	—		—		—		—		—	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01%		0.01%		0.01%		0.01%		0.00	%(e)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.71%		0.71%		0.71%		0.71%		0.71%
Net expenses	0.06	%(f)	0.06%		0.12	%(g)	0.11	%(g)	0.16	%(g)
Waiver/Reimbursement	0.65%		0.65%		0.59%		0.60%		0.55%
Net investment income	0.01%		0.01%		0.01	%(g)	—	%(g)(h)	—	%(g)(h)
Net assets, end of period (000s)	$91,371		$88,777		$97,233		$103,034		$107,653

Past performance is no guarantee of future results.

(a)  After the close of business on September 30, 2011, Class A Shares were renamed Investor II Class Shares.

(b)  Rounds to less than $0.001 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(f)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.51%		0.51%		0.52%		0.52%		0.51%
Net expenses	0.06	%(e)	0.06%		0.13	%(e)(f)	0.11	%(f)	0.16	%(f)
Waiver/Reimbursement	0.45%		0.45%		0.39%		0.41%		0.35%
Net investment income	0.01%		0.01%		0.01	%(f)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$25,862		$68,881		$62,189		$71,919		$138,535

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gain (loss) on investments	—	(a)	—	(a)	—	(a)	—		—
Total from investment operations	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Less Distributions to Shareholders:
From net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—
From net realized gains	—	(a)	—	(a)	—		—	(a)	—
Total distributions to shareholders	—	(a)	—	(a)	—	(a)	—	(a)	—
Increase from Contribution from Advisor	—		—		—		—		—	(a)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.01%		0.01%		0.01%		0.01%		0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Gross expenses	0.36%		0.36%		0.36%		0.36%		0.36%
Net expenses	0.06	%(e)	0.06%		0.12	%(f)	0.11	%(f)	0.15	%(f)
Waiver/Reimbursement	0.30%		0.30%		0.24%		0.25%		0.21%
Net investment income	0.01%		0.01%		0.01	%(f)	—	%(f)(g)	—	%(f)(g)
Net assets, end of period (000s)	$582,593		$482,914		$462,604		$444,576		$478,302

Past performance is no guarantee of future results.

(a)  Rounds to less than $0.001 per share.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(e)  The expense ratio shown does not correspond with the relative expense structure of the share class for the period due to the timing of subscriptions and redemptions of shares, fluctuating yields of the portfolio as well as yield floor expense reimbursements made to the share class.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2015

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers nine classes of shares: Adviser Class, Capital Class, Daily Class, Institutional Capital, Institutional Class, Investor Class, Investor II Class, Liquidity Class and Trust Class shares. Each class of shares is offered continuously at net asset value. After the close of business on September 30, 2011, Class A shares were renamed Investor II Class shares. On October 3, 2011, Institutional Capital shares commenced operations.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act subject to the conditions in such rule being met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others). These investments may trade in markets that are not considered to be active, but whose values are supported by observable inputs such as U.S. government obligations and agency securities, investment-grade corporate bonds and state, municipal and provincial obligations. For money market funds operating under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates market value and are considered to be valued using Level 2 inputs.

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

20

BofA Treasury Reserves, August 31, 2015

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC, the Fund's investment advisor (the "Advisor"), determines are creditworthy. Repurchase agreements are collateralized by the securities purchased by the Fund under the repurchase agreements, which may include securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds. The Advisor is responsible for determining that such underlying securities are at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Financial Accounting Standards Board's ("FASB") Accounting Standards Update ("ASU") No. 2011-11 (amended by ASU No. 2013-01): Disclosures about Offsetting Assets and Liabilities ("netting") on the Statement of Assets and Liabilities applies to instruments that are subject to master netting arrangements or similar agreements. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund's financial statements to evaluate the effect or potential effect of netting arrangements on the Fund's financial position.

A Master Repurchase Agreement ("MRA") governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund's interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At August 31, 2015, the Fund's investments in repurchase agreements were subject to enforceable MRAs. The repurchase agreements on a net basis were as follows:

Repurchase Agreements
Total Gross amount presented in Statement of Assets and Liabilities	$9,454,068,000
Non-cash Collateral offsetting (1)	$(9,454,068,000)
Net Amount (2)	$—

(1)  At August 31, 2015, the value of the collateral exceeded the value of the related repurchase agreements.

(2)  Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or

21

BofA Treasury Reserves, August 31, 2015

other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown on the Statement of Operations) and realized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class based on the following methodologies: income and expenses are allocated to each class based on the settled shares method, while realized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund seeks to avoid federal excise tax. Therefore, no federal income tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which may provide general indemnities. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. The Fund's maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carry forwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2015 and August 31, 2014 were as follows:

	August 31,
Distributions paid from	2015	2014
Ordinary Income*	$1,126,268	$874,312

*  For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$16,456	$—

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") requires that capital loss carry forwards generated in taxable years beginning after December 22, 2010, the effective date of the Act (the "Effective Date"), be fully used before capital loss carry forwards generated in taxable years prior to the Effective Date. Therefore, under certain circumstances, capital loss carry forwards available as of the report date, if any, may expire unused. This change is effective for fiscal years beginning after the Effective Date.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon

22

BofA Treasury Reserves, August 31, 2015

examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

The Advisor, an indirect, wholly owned subsidiary of Bank of America Corporation ("BofA Corp."), provides investment advisory services to the Fund. The Advisor receives a monthly investment advisory fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

For the year ended August 31, 2015, the Fund's effective investment advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

The Advisor provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average daily net assets of the Fund and the other series of the Trust advised by the Advisor, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, the Advisor has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. The Advisor pays State Street a fee for all services received under this agreement.

For the year ended August 31, 2015, the effective administration fee rate, net of fee waivers but including payments made to State Street for pricing and bookkeeping fees, as outlined below, was 0.04% of the Fund's average daily net assets.

The Advisor has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average daily net assets through December 31, 2015. There is no guarantee that this expense limitation will continue after such date.

Pricing and Bookkeeping Fees

The Trust has entered into a financial reporting services agreement (the "Financial Reporting Services Agreement") with State Street and the Advisor pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an accounting services agreement (together, with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and the Advisor pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of 0.015% of average daily net assets of the Fund. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, the Fund also reimburses State Street for certain out-of-pocket expenses and charges including

23

BofA Treasury Reserves, August 31, 2015

fees associated with pricing the securities held in the Investment Portfolio.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under the Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

Distribution and Shareholder Servicing Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of the Advisor and an indirect, wholly owned subsidiary of BofA Corp., is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act permits the Fund to compensate and/or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to eligible financial intermediaries for sales support services. The Distributor is entitled to retain some or all fees payable under the Distribution Plan in certain circumstances, including but not limited to, instances when there is no broker of record or when certain qualification standards have not been met by the broker of record. In certain instances, payments will continue to be made pursuant to the Distribution Plan with respect to shares held in classes that are closed to new investors and shares held by specific investors who are not eligible to make additional purchases in a particular share class.

The Trust also has adopted a shareholder servicing plan ("Shareholder Servicing Plan") for the Adviser Class, Daily Class, Investor Class, Investor II Class and Liquidity Class shares of the Fund. The Shareholder Servicing Plan permits the Fund to compensate eligible financial intermediaries for providing shareholder services. A substantial portion of the expenses incurred pursuant to the Shareholder Servicing Plan is paid to affiliates of the Advisor and the Distributor.

The annual rates in effect and plan limits, each as a percentage of average daily net assets, follow:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Investor Class Shares	0.10%	0.10%
Investor II Class Shares	0.10%	0.10%
Liquidity Class Shares	0.15%*	0.25%**
Shareholder Servicing Plan:
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Investor Class Shares	0.25%	0.25%
Investor II Class Shares	0.25%	0.25%
Liquidity Class Shares	0.15%*	0.25%**

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2015 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined Distribution Plan and Shareholder Servicing Plan fees will not exceed 0.15%. This fee and expense arrangement may only be modified or amended with the approval of all parties to such arrangement, including the Fund (acting through its Board) and the Distributor.

**  To the extent that the Liquidity Class shares of the Fund make payments and/or reimbursements pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the combined total of such payments and/or reimbursements may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Institutional Class, Investor II Class and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay the Advisor, the Distributor and/or eligible financial intermediaries a fee for shareholder administration services that is in addition to the fees it pays to the Advisor for overseeing the administrative operations of the Fund. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the Advisor and the Distributor.

24

BofA Treasury Reserves, August 31, 2015

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Institutional Class Shares	0.04%	0.04%
Investor II Class Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

Fee Waivers and Expense Reimbursements

The Advisor and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2015, so that the Fund's ordinary operating expenses (excluding any acquired fund fees and expenses, distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), do not exceed 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after such date.

The Advisor and the Distributor are entitled to recover from the Fund certain fees waived and/or expenses reimbursed for a three-year period following the date of such waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment in effect at the time the expenses to be recovered were incurred.

At August 31, 2015, the amounts potentially recoverable pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2018	2017	2016	recovery	ended 08/31/2015
$6,652,544	$5,398,514	$5,806,647	$17,857,705	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield for all classes of the Fund. In addition, the Advisor has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or the Advisor at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All Officers of the Trust are employees of the Advisor or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the

Trust in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of a portion of the expenses associated with the Chief Compliance Officer.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. There are balances reflected as "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities which relate to pending payments to retired trustees under legacy deferred compensation plans.

Note 5. Line of Credit

The Fund and the other series of the Trust participate in a $750 million uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. Pursuant to a September 25, 2015 amendment, an annual administration fee of $25,000 is also accrued and apportioned to each fund participating in the line

25

BofA Treasury Reserves, August 31, 2015

of credit based on the average net assets of the participating funds. Prior to the September 25, 2015 amendment, an annual administration fee of $10,000 was accrued and apportioned to each participating fund under the same terms.

For the year ended August 31, 2015, the Fund did not borrow under this arrangement.

Note 6. Capital Contribution

On November 29, 2010 an affiliate of the Advisor made a voluntary capital contribution to the Fund of $3,865,298.

Note 7. Shareholder Concentration

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund's shares. Shares held in omnibus accounts may be beneficially held by one or more individuals or entities other than the owner of record.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

The Fund's risks include, but are not limited to the following:

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

Redemption/Liquidity Risk

The Fund may be subject to redemption risk. The Fund may need to sell portfolio securities to meet shareholder redemption requests. In this scenario, the Fund may not be able to sell portfolio securities because such securities may be deemed illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate cash to pay redeeming shareholders. The Fund reserves the right to pay redemption proceeds with securities (a "redemption in kind'). The Fund may, in certain circumstances, suspend redemptions or the payment of redemption proceeds when permitted by applicable rules and regulations.

Legal Proceedings

The Advisor and the Distributor (collectively, the "BofA Group") remain subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. The NYAG Settlement, among other things, requires the Advisor and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of its Board and certain special consulting and compliance measures. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; and maintain certain compliance and ethics oversight structures.

Note 9. Money Market Fund Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds (such as the Fund). The majority of these amendments take effect in 2016. The most significant change is a requirement that institutional (i.e. large volume institutions such as banks, trusts, insurance companies, etc.) prime and institutional municipal money market funds move to a floating net asset value. Retail (i.e. a money market mutual fund that has policies and procedures reasonably designed to limit all beneficial owners of the money market fund to natural persons) prime, municipal, government and treasury money market funds will continue to transact at a stable $1.00 share price. In addition, the boards of trustees of non-government money market funds may impose a temporary liquidity fee of up to 2% of the value of a redemption and/or suspend (or "gate") redemptions temporarily should a money market fund's level of weekly liquid assets fall below 30% of its total assets. At this time, the Fund's management is evaluating the implications of the reforms and their impact on the Fund, including potential effects on the Fund's operations and returns.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2015

27

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee, Other Directorships Held
Harrison M. Bains (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. Mercer Funds (9 funds); BG Medicine, Inc. (life sciences).
Paul Glasserman (Born 1962)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2012; Consultant to the U.S. Treasury, 2011-2014; Independent consultant to financial firms since 1995. Oversees 11 Funds.

William A. Hawkins (Born 1942)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present. Oversees 11 Funds. Columbia Funds (127 funds).
R. Glenn Hilliard (Born 1943)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]

Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011. Oversees 11 Funds. Columbia Funds (127 funds).

William J. Kelly (Born 1960)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Chartered Alternative Investment Analyst Association, January 2014 to present. Oversees 11 Funds.
Debra Perry (Born 1951)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)

Retired. Managing Member—Perry Consulting LLC (advisory firm), from 2008 through 2014. Oversees 11 Funds. Korn/Ferry International (recruiting); Sanford C. Bernstein Fund, Inc. (18 funds); Board Member—PartnerRE (reinsurance).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904. (Institutional Investors, please call 800-353-0828.)

29

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management of the Advisor from 2007 to 2010.
Kenneth B. Crotty (Born 1961)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2014-2015)

Chief Operating Officer, BofA Global Capital Management Group, LLC since August 2013; President KBC Consulting 2012-2013; Global Chief Operating Officer of Mercer Investments and President of Mercer Investments US 2006-2012.

Jeffrey R. Coleman (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration and Transfer Agency Oversight of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006.
Marina Belaya (Born 1967)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Secretary and Chief Legal Officer (since 2013)	Assistant General Counsel, Director, Bank of America since July 2007.
James R. Bordewick (Born 1959)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of U.S. Trust, Bank of America Private Wealth Management since 2012; Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010.
Barry S. Vallan (Born 1969)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Fund Administration of the Advisor since May 2002.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Patrick Campbell (Born 1957)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2010-2015)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010.
Rana J. Wright (Born 1978)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2014)

Assistant General Counsel and Director, Bank of America, and Chief Legal Officer, BofA Global Capital Management Group, LLC, since June 2014; Partner, Reed Smith LLP, 2012 to 2014; Associate, Reed Smith LLP, 2003 to 2011.

Nitin Mehra (Born 1977)
c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Vice President (since 2015) Assistant Treasurer (2013-2015)

Managing Director and Head of Strategy and Product at BofA Global Capital Management Group, LLC since May 2011; Managing Director of Strategy and Product at BofA Global Capital Management Group, LLC from 2010-2011; Director of Product Strategy and Development of the Advisor from 2008-2010.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888.331.0904 (Institutional Investors: 800.353.0828) and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888.331.0904 (Institutional Investors: 800.353.0828). Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA® Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

An investment in money market mutual funds is not insured or guaranteed by Bank of America, N.A. or its affiliates, or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

BofA® Global Capital Management is an asset management division of Bank of America Corporation. BofA Global Capital Management entities furnish investment management services and products for institutional and individual investors. BofA Funds are distributed by BofA Distributors, Inc., Member FINRA and SIPC. BofA Distributors, Inc. is part of BofA Global Capital Management and an affiliate of Bank of America Corporation.

BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888.331.0904
(Institutional Investors:
800.353.0828)

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofA Global Capital Management

100 Federal Street
Boston, MA 02110

Questions or comments regarding your account or investment in the Funds should be directed to:

Boston Financial Data Services
P.O. Box 8723
Boston, MA 02266-8723
Retail Investors: 888.331.0904
Institutional Investors: 800.353.0828

BofA Treasury Reserves

Annual Report, August 31, 2015

© 2015 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 (Institutional Investors: 800.353.0828) www.bofacapital.com

AR-TSYR-1015

Item 2. Code of Ethics.

(a)         BofA Funds Series Trust (the “Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)   During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(d)         During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that Messrs. Harrison M. Bains, William A. Hawkins and William J. Kelly, each qualify as an audit committee financial expert serving on the Audit Committee.  Messrs. Harrison M. Bains, William A. Hawkins and William J. Kelly are each an independent trustee, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the Registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional service rendered during the fiscal years ended August 31, 2015 and August 31, 2014 were approximately as follows:

2015	2014
$510,000	$499,000

Audit Fees include amounts related to the audit of the Registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the Registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2015 and August 31, 2014 were approximately as follows:

2015	2014
$53,350	$53,350

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2015 and 2014, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2015 and August 31, 2014, there were no Audit-Related Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Adviser Affiliates”) for an engagement that related directly to the operations and financial reporting of the Registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the Registrant for professional services rendered during the fiscal years ended August 31, 2015 and August 31, 2014 are approximately as follows:

2015	2014
$54,750	$73,545

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. In addition, Tax Fees include tax services for Compliance with IRC Section 851(b)3 and IRC Section 852(b)5, as applicable.

During the fiscal years ended August 31, 2015 and August 31, 2014, there were no Tax Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates for an engagement that related directly to the operations and financial reporting of the Registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the Registrant for professional services rendered during the fiscal years ended August 31, 2015 and August 31, 2014 are approximately as follows:

2015	2014
$61,308	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above. For 2015, All Other Fees consist of fees billed by the Registrants principal accountant for an assessment of the Registrants BSA/AML and OFAC Compliance Program.

Aggregate All Other Fees billed by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates for an engagement that related directly to the operations and financial reporting of the Registrant during the fiscal years ended August 31, 2015 and August 31, 2014 are approximately as follows:

2015	2014
$267,262	$257,000

For the fiscal years ended August 31, 2015 and August 31, 2014, Aggregate All Other Fees consist of fees billed for an internal control examination of the Registrant’s investment advisor and professional services rendered in connection with an SIPC review of the distributor.  In addition to the above mentioned fees, for fiscal year end August 31, 2015, there was an additional fee for a review of the Advisor’s 15c3-3 exemption.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee is required to pre-approve the engagement of the Registrant’s independent accountants to provide audit and non-audit services to the Registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or Adviser Affiliates, if the engagement relates directly to the operations and financial reporting of the Registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the Registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the Registrant (collectively “Fund Services”); (ii) non-audit services to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or an appropriate Fund officer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or an appropriate Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2015 and August 31, 2014 was zero.  100% of the services were pre-approved.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and Adviser Affiliates for the fiscal years ended August 31, 2015 and August 31, 2014 are approximately as follows:

2015	2014
$383,320	$330,545

(h) The Registrant’s Audit Committee of the Board has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and Adviser Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The Registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/Michael Pelzar
Michael Pelzar, President

Date	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 23, 2015

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 23, 2015